UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06318

Consulting Group Capital Markets Funds

(Exact name of registrant as specified in charter)

2000 Westchester Avenue, Purchase, NY 10577

(Address of principal executive offices) (Zip code)

CT Corp.

155 Federal Street 700

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 937-6739

Date of fiscal year end: August 31

Date of reporting period: May 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

CONSULTING GROUP CAPITAL MARKETS FUNDS

LARGE CAPITALIZATION GROWTH INVESTMENTS

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

SMALL CAPITALIZATION GROWTH INVESTMENTS

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

INTERNATIONAL EQUITY INVESTMENTS

EMERGING MARKETS EQUITY INVESTMENTS

CORE FIXED INCOME INVESTMENTS

HIGH YIELD INVESTMENTS

INTERNATIONAL FIXED INCOME INVESTMENTS

MUNICIPAL BOND INVESTMENTS

MONEY MARKET INVESTMENTS

FORM N-Q

May 31, 2012

Schedules of Investments

May 31, 2012 (unaudited)

Large Capitalization Growth Investments

Shares	Security	Value
COMMON STOCKS — 96.9%

CONSUMER DISCRETIONARY — 15.1%

Automobiles — 0.1%
36,800	Harley-Davidson Inc.	$1,773,024

Distributors — 0.2%
67,600	LKQ Corp.*	2,463,344

Diversified Consumer Services — 0.4%
206,975	Apollo Group Inc., Class A Shares*	6,585,945

Hotels, Restaurants & Leisure — 2.4%
26,200	Ctrip.com International Ltd., ADR(a)*	482,080
216,530	Las Vegas Sands Corp.	9,999,355
328,601	Starbucks Corp.	18,036,909
37,100	Starwood Hotels & Resorts Worldwide Inc.	1,960,735
37,500	Tim Hortons Inc.	1,998,750
29,300	Wyndham Worldwide Corp.	1,459,140
53,900	Yum! Brands Inc.	3,792,404

	Total Hotels, Restaurants & Leisure	37,729,373

Household Durables — 0.1%
27,300	Harman International Industries Inc.	1,070,706

Internet & Catalog Retail — 2.5%
53,305	Amazon.com Inc.*	11,349,168
45,125	priceline.com Inc.*	28,225,236

	Total Internet & Catalog Retail	39,574,404

Media — 2.0%
443,200	Comcast Corp., Class A Shares	12,812,912
31,900	Discovery Communications Inc., Class A Shares*	1,598,190
51,600	Imax Corp.(a)*	1,095,984
333,360	Viacom Inc., Class B Shares	15,911,273

	Total Media	31,418,359

Multiline Retail — 1.0%
262,300	Dollar General Corp.*	12,829,093
25,050	Dollar Tree Inc.*	2,584,659

	Total Multiline Retail	15,413,752

Specialty Retail — 3.4%
41,200	Bed Bath & Beyond Inc.*	2,976,700
61,500	Chico’s FAS Inc.	898,515
16,400	Dick’s Sporting Goods Inc.	762,600
207,320	Home Depot Inc. (The)	10,229,168
185,000	Limited Brands Inc.	8,206,600
365,690	Lowe’s Cos., Inc.	9,771,236
20,500	O’Reilly Automotive Inc.*	1,963,695
692,875	Staples Inc.	9,104,378
197,400	TJX Cos. Inc.	8,381,604
13,600	Tractor Supply Co.	1,242,360

	Total Specialty Retail	53,536,856

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value
Textiles, Apparel & Luxury Goods — 3.0%
154,545	Coach Inc.	$10,424,060
87,763	Lululemon Athletica Inc.(a)*	6,375,104
276,656	NIKE Inc., Class B Shares	29,928,647
18,200	Steven Madden Ltd.*	737,828

	Total Textiles, Apparel & Luxury Goods	47,465,639

	TOTAL CONSUMER DISCRETIONARY	237,031,402

CONSUMER STAPLES — 3.2%

Beverages — 0.1%
22,800	Monster Beverage Corp.*	1,655,280

Food & Staples Retailing — 0.9%
247,275	Walgreen Co.	7,546,833
74,300	Whole Foods Market Inc.	6,583,723

	Total Food & Staples Retailing	14,130,556

Food Products — 2.2%
245,300	General Mills Inc.	9,390,084
231,096	Hershey Co. (The)	15,451,078
246,925	Kraft Foods Inc., Class A Shares	9,449,820

	Total Food Products	34,290,982

	TOTAL CONSUMER STAPLES	50,076,818

ENERGY — 8.4%
Energy Equipment & Services — 1.9%
76,400	Ensco PLC, Class A Shares	3,431,124
334,520	Halliburton Co.	10,055,671
83,000	McDermott International Inc.*	842,450
146,390	National-Oilwell Varco Inc.	9,771,533
451,290	Weatherford International Ltd.*	5,419,993

	Total Energy Equipment & Services	29,520,771

Oil, Gas & Consumable Fuels — 6.5%
30,700	Cabot Oil & Gas Corp.	998,978
26,600	Concho Resources Inc.*	2,333,884
31,700	Continental Resources Inc.*	2,309,662
218,925	EOG Resources Inc.	21,739,252
97,600	Exxon Mobil Corp.	7,674,288
30,000	InterOil Corp.(a)*	1,992,300
454,328	Kinder Morgan Inc.(a)	15,533,474
167,600	Kodiak Oil & Gas Corp.(a)*	1,359,236
159,570	Occidental Petroleum Corp.	12,649,114
84,700	Pioneer Natural Resources Co.	8,190,490
309,030	Suncor Energy Inc.	8,340,720
527,550	Valero Energy Corp.	11,131,305
256,800	Williams Cos., Inc. (The)	7,840,104

	Total Oil, Gas & Consumable Fuels	102,092,807

	TOTAL ENERGY	131,613,578

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value
FINANCIALS — 4.9%

Capital Markets — 1.0%
80,900	Jefferies Group Inc.	$1,080,824
81,000	Raymond James Financial Inc.	2,768,580
240,530	State Street Corp.	9,912,241
27,300	T. Rowe Price Group Inc.	1,572,207

	Total Capital Markets	15,333,852

Diversified Financial Services — 2.6%
50,575	CME Group Inc., Class A Shares	13,026,603
125,900	IntercontinentalExchange Inc.*	15,416,454
352,850	JPMorgan Chase & Co.	11,696,978
25,100	Moody’s Corp.(a)	918,409

	Total Diversified Financial Services	41,058,444

Insurance — 1.3%
14,600	Allied World Assurance Co. Holdings AG	1,122,740
44,900	Arthur J. Gallagher & Co.	1,559,826
86,900	Fidelity National Financial Inc., Class A Shares	1,637,196
736,975	Progressive Corp. (The)	16,014,467

	Total Insurance	20,334,229

	TOTAL FINANCIALS	76,726,525

HEALTH CARE — 12.7%

Biotechnology — 3.7%
81,814	Alexion Pharmaceuticals Inc.*	7,409,894
390,087	Celgene Corp.*	26,623,438
155,100	Gilead Sciences Inc.*	7,747,245
70,600	Human Genome Sciences Inc.(a)*	961,572
9,800	Onyx Pharmaceuticals Inc.*	448,644
249,232	Vertex Pharmaceuticals Inc.*	14,963,889

	Total Biotechnology	58,154,682

Health Care Equipment & Supplies — 0.7%
28,400	Cooper Cos., Inc. (The)	2,419,112
11,100	Edwards Lifesciences Corp.*	947,607
15,163	Intuitive Surgical Inc.*	7,931,765

	Total Health Care Equipment & Supplies	11,298,484

Health Care Providers & Services — 1.5%
312,389	Cardinal Health Inc.	12,926,657
31,300	Catalyst Health Solutions Inc.*	2,719,031
13,300	DaVita Inc.*	1,080,625
18,300	Mednax Inc.*	1,116,483
114,200	UnitedHealth Group Inc.	6,368,934

	Total Health Care Providers & Services	24,211,730

Health Care Technology — 0.1%
13,600	Cerner Corp.*	1,060,256

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value
Life Sciences Tools & Services — 1.0%
303,180	Thermo Fisher Scientific Inc.	$15,304,526

Pharmaceuticals — 5.7%
176,800	Abbott Laboratories	10,924,472
327,900	Allergan Inc.	29,592,975
109,825	Novo Nordisk, ADR	14,693,487
93,968	Perrigo Co.	9,762,336
107,100	Shire PLC, ADR	9,040,311
697,359	Warner Chilcott PLC, Class A Shares*	13,152,191
36,400	Watson Pharmaceuticals Inc.*	2,594,956

	Total Pharmaceuticals	89,760,728

	TOTAL HEALTH CARE	199,790,406

INDUSTRIALS — 11.4%

Aerospace & Defense — 2.6%
58,900	BE Aerospace Inc.*	2,551,548
140,463	Precision Castparts Corp.	23,346,355
196,200	United Technologies Corp.	14,540,382

	Total Aerospace & Defense	40,438,285

Air Freight & Logistics — 0.7%
227,275	Expeditors International of Washington Inc.	8,693,269
26,800	HUB Group Inc., Class A Shares*	936,928
47,800	UTi Worldwide Inc.	747,592

	Total Air Freight & Logistics	10,377,789

Airlines — 0.2%
19,600	Alaska Air Group Inc.*	672,280
78,300	United Continental Holdings Inc.*	1,970,811

	Total Airlines	2,643,091

Commercial Services & Supplies — 0.1%
58,100	Waste Connections Inc.	1,798,195

Construction & Engineering — 0.2%
37,300	Chicago Bridge & Iron Co. NV, Class NY Shares	1,340,562
98,900	Quanta Services Inc.*	2,233,162

	Total Construction & Engineering	3,573,724

Electrical Equipment — 0.2%
61,450	AMETEK Inc.	3,116,130
22,800	Sensata Technologies Holding NV*	700,188

	Total Electrical Equipment	3,816,318

Industrial Conglomerates — 3.5%
497,880	Danaher Corp.	25,874,823
641,420	General Electric Co.	12,244,708
311,980	Tyco International Ltd.	16,584,857

	Total Industrial Conglomerates	54,704,388

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value
Machinery — 2.6%
80,150	Caterpillar Inc.	$7,022,743
59,575	Cummins Inc.	5,775,796
278,370	Eaton Corp.	11,875,264
27,500	Pall Corp.	1,530,650
223,975	Stanley Black & Decker Inc.	14,838,344

	Total Machinery	41,042,797

Professional Services — 0.1%
27,800	Verisk Analytics Inc., Class A Shares*	1,331,620

Road & Rail — 0.9%
459,500	Hertz Global Holdings Inc.*	6,253,795
73,297	Union Pacific Corp.	8,165,286

	Total Road & Rail	14,419,081

Trading Companies & Distributors — 0.3%
36,900	MRC Global Inc.(a)*	766,044
20,700	MSC Industrial Direct Co., Inc., Class A Shares	1,484,397
34,600	WESCO International Inc.*	2,058,354

	Total Trading Companies & Distributors	4,308,795

	TOTAL INDUSTRIALS	178,454,083

INFORMATION TECHNOLOGY — 34.4%

Communications Equipment — 4.1%
602,320	Cisco Systems Inc.	9,835,886
52,500	F5 Networks Inc.*	5,432,700
387,406	Polycom Inc.*	4,431,925
783,565	QUALCOMM Inc.	44,906,109

	Total Communications Equipment	64,606,620

Computers & Peripherals — 8.5%
213,324	Apple Inc.*	123,243,675
354,810	EMC Corp.*	8,462,219
18,000	NetApp Inc.*	535,680

	Total Computers & Peripherals	132,241,574

Electronic Equipment, Instruments & Components — 0.1%
54,600	Jabil Circuit Inc.	1,044,498

Internet Software & Services — 5.4%
19,000	Akamai Technologies Inc.*	557,460
51,660	Baidu Inc., ADR*	6,083,998
302,700	eBay Inc.*	11,862,813
88,310	Google Inc., Class A Shares*	51,295,747
412,800	VeriSign Inc.*	15,781,344

	Total Internet Software & Services	85,581,362

IT Services — 7.6%
27,800	Alliance Data Systems Corp.(a)*	3,502,800
242,845	Cognizant Technology Solutions Corp., Class A Shares*	14,145,721
38,900	Gartner Inc.*	1,582,452
32,370	International Business Machines Corp.	6,244,173
88,200	MasterCard Inc., Class A Shares	35,854,182

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value
34,600	NeuStar Inc., Class A Shares*	$1,113,428
298,650	Teradata Corp.*	19,854,252
89,300	Total System Services Inc.	2,078,011
25,000	VeriFone Systems Inc.*	902,750
294,750	Visa Inc., Class A Shares	33,955,200

	Total IT Services	119,232,969

Semiconductors & Semiconductor Equipment — 1.3%
200,857	Avago Technologies Ltd.	6,648,367
345,089	Broadcom Corp., Class A Shares*	11,163,629
83,800	Fairchild Semiconductor International Inc., Class A Shares*	1,106,998
30,800	Maxim Integrated Products Inc.	774,928
69,600	Teradyne Inc.*	1,005,720

	Total Semiconductors & Semiconductor Equipment	20,699,642

Software — 7.4%
496,450	Adobe Systems Inc.*	15,414,773
208,400	Autodesk Inc.*	6,672,968
282,575	BMC Software Inc.*	11,958,574
201,180	Check Point Software Technologies Ltd.*	10,308,463
255,760	Citrix Systems Inc.*	18,690,941
342,125	Intuit Inc.	19,237,688
39,200	MICROS Systems Inc.*	2,068,192
637,970	Microsoft Corp.	18,622,344
451,340	Oracle Corp.	11,946,970
45,600	Rovi Corp.*	1,114,008

	Total Software	116,034,921

	TOTAL INFORMATION TECHNOLOGY	539,441,586

MATERIALS — 4.4%

Chemicals — 3.5%
21,400	Celanese Corp., Series A, Class A Shares	851,934
9,660	CF Industries Holdings Inc.	1,651,474
18,700	Cytec Industries Inc.	1,130,602
332,890	Dow Chemical Co. (The)	10,339,563
53,200	FMC Corp.	2,711,604
150,600	Monsanto Co.	11,626,320
128,750	PPG Industries Inc.	13,317,900
12,760	Sherwin-Williams Co. (The)	1,654,206
190,300	Syngenta AG, ADR	12,238,193

	Total Chemicals	55,521,796

Containers & Packaging — 0.1%
32,300	Crown Holdings Inc.*	1,101,107
38,700	Sealed Air Corp.	605,655

	Total Containers & Packaging	1,706,762

Metals & Mining — 0.1%
28,800	Allegheny Technologies Inc.	925,056

Paper & Forest Products — 0.7%
386,460	International Paper Co.	11,284,632

	TOTAL MATERIALS	69,438,246

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value
TELECOMMUNICATION SERVICES — 2.4%

Wireless Telecommunication Services — 2.4%
689,725	Crown Castle International Corp.*	$37,658,985

	TOTAL COMMON STOCKS
	(Cost — $1,183,042,340)	1,520,231,629

WARRANTS — 0.0%

ENERGY — 0.0%

Oil, Gas & Consumable Fuels — 0.0%
238,096	Kinder Morgan Inc.*	542,859

	TOTAL WARRANTS
	(Cost — $221,522)	542,859

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $1,183,263,862)	1,520,774,488

Face
Amount
SHORT-TERM INVESTMENTS (b) — 4.7%
MONEY MARKET FUND — 1.1%
18,002,045	Invesco STIT - Liquid Assets Portfolio(c)
	(Cost — $18,002,045)	18,002,045

TIME DEPOSITS — 3.5%
6,058,919	Bank of America - London, 0.030% due 6/1/12	6,058,919
48,418,956	Bank of New York Mellon - Grand Cayman, 0.030% due 6/1/12	48,418,956

	TOTAL TIME DEPOSITS
	(Cost — $54,477,875)	54,477,875

U.S. GOVERNMENT AGENCY — 0.1%
2,020,000	Federal Home Loan Bank (FHLB), Discount Notes, 0.010% due 6/1/12(d)
	(Cost — $2,019,999)	2,019,999

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $74,499,919)	74,499,919

	TOTAL INVESTMENTS — 101.6%
	(Cost — $1,257,763,781#)	1,595,274,407

	Liabilities in Excess of Other Assets — (1.6)%	(24,946,747)

	TOTAL NET ASSETS — 100.0%	$1,570,327,660

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 3.6%.
(c)	Represents investment of collateral received from securities lending transactions.
(d)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Schedules of Investments

(unaudited) (continued)

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
PLC	— Public Limited Company

Summary of Investments by Security Sector^

Information Technology	33.8%
Consumer Discretionary	14 .9
Health Care	12 .5
Industrials	11 .2
Energy	8 .3
Financials	4 .8
Materials	4 .3
Consumer Staples	3 .1
Telecommunication Services	2 .4
Short-Term Investments	4 .7

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value
COMMON STOCKS — 96.7%

CONSUMER DISCRETIONARY — 5.9%

Distributors — 0.4%
66,000	Genuine Parts Co.	$4,158,000

Diversified Consumer Services — 0.2%
118,800	H&R Block Inc.	1,814,076

Hotels, Restaurants & Leisure — 0.9%
310,000	Carnival Corp.	9,947,900

Household Durables — 0.4%
18,500	Mohawk Industries Inc.*	1,259,850
39,900	Whirlpool Corp.	2,469,012

	Total Household Durables	3,728,862

Leisure Equipment & Products — 0.5%
159,400	Mattel Inc.	4,962,122

Media — 1.0%
187,749	Comcast Corp., Class A Shares	5,427,824
39,800	Omnicom Group Inc.	1,897,664
92,300	Time Warner Inc.	3,181,581

	Total Media	10,507,069

Multiline Retail — 1.2%
72,624	Kohl’s Corp.	3,327,632
172,200	Target Corp.	9,972,101

	Total Multiline Retail	13,299,733

Specialty Retail — 0.8%
151,461	Best Buy Co., Inc.	2,835,350
458,900	Staples Inc.	6,029,946

	Total Specialty Retail	8,865,296

Textiles, Apparel & Luxury Goods — 0.5%
41,005	V. F. Corp.	5,783,345

	TOTAL CONSUMER DISCRETIONARY	63,066,403

CONSUMER STAPLES — 9.7%

Beverages — 0.8%
52,000	Diageo PLC, ADR	4,957,680
49,600	PepsiCo Inc.	3,365,360

	Total Beverages	8,323,040

Food & Staples Retailing — 2.7%
387,477	CVS/Caremark Corp.	17,413,217
95,600	Kroger Co. (The)	2,104,156
198,642	Sysco Corp.	5,544,098
55,100	Wal-Mart Stores Inc.	3,626,682

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value
	Total Food & Staples Retailing	$28,688,153

Food Products — 3.3%
447,649	Archer-Daniels-Midland Co.	14,271,049
37,300	Campbell Soup Co.(a)	1,182,410
90,000	HJ Heinz Co.	4,777,200
129,000	Kraft Foods Inc., Class A Shares	4,936,830
344,900	Unilever NV, NY Registered Shares	10,816,064

	Total Food Products	35,983,553

Household Products — 1.6%
219,677	Kimberly-Clark Corp.	17,431,370

Tobacco — 1.3%
162,500	Altria Group Inc.	5,230,875
57,250	Philip Morris International Inc.	4,838,198
79,300	Reynolds American Inc.	3,317,912

	Total Tobacco	13,386,985

	TOTAL CONSUMER STAPLES	103,813,101

ENERGY — 13.1%

Energy Equipment & Services — 3.0%
98,420	Ensco PLC, Class A Shares	4,420,042
400,000	Halliburton Co.	12,024,000
135,600	McDermott International Inc.*	1,376,340
79,300	National-Oilwell Varco Inc.	5,293,275
97,000	Patterson-UTI Energy Inc.	1,466,640
336,500	Superior Energy Services Inc.*	7,281,860

	Total Energy Equipment & Services	31,862,157

Oil, Gas & Consumable Fuels — 10.1%
60,100	Chesapeake Energy Corp.(a)	1,015,690
257,428	Chevron Corp.	25,307,747
37,900	Cimarex Energy Co.	2,018,933
305,351	ConocoPhillips	15,927,108
151,300	Devon Energy Corp.	9,005,376
93,408	Exxon Mobil Corp.	7,344,671
343,656	Marathon Oil Corp.	8,560,471
154,713	Marathon Petroleum Corp.	5,580,498
119,830	Murphy Oil Corp.	5,586,475
136,200	Phillips 66*	4,090,086
45,400	Royal Dutch Shell PLC, Class A Shares, ADR	2,822,972
206,000	Royal Dutch Shell PLC, Class B Shares, ADR	13,256,100
65,400	Southwestern Energy Co.*	1,833,162
127,100	Total SA, ADR(a)	5,474,197

	Total Oil, Gas & Consumable Fuels	107,823,486

	TOTAL ENERGY	139,685,643

FINANCIALS — 17.1%

Capital Markets — 1.7%
61,300	Ameriprise Financial Inc.	2,937,496

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value
66,202	Goldman Sachs Group Inc. (The)	$6,335,531
31,600	Northern Trust Corp.	1,364,488
192,069	State Street Corp.	7,915,164

	Total Capital Markets	18,552,679

Commercial Banks — 1.7%
616,406	Fifth Third Bancorp	8,229,020
84,300	HSBC Holdings PLC, ADR(a)	3,329,850
56,700	PNC Financial Services Group Inc.	3,482,514
108,700	Wells Fargo & Co.	3,483,835

	Total Commercial Banks	18,525,219

Consumer Finance — 0.7%
137,200	Capital One Financial Corp.	7,047,964

Diversified Financial Services — 2.7%
666,411	Bank of America Corp.	4,898,121
513,980	JPMorgan Chase & Co.	17,038,437
243,100	NYSE Euronext	5,909,761

	Total Diversified Financial Services	27,846,319

Insurance — 8.5%
93,500	ACE Ltd.	6,762,855
7,947	Alleghany Corp.*	2,614,563
15,600	Allied World Assurance Co. Holdings AG	1,199,640
442,689	Allstate Corp. (The)	15,024,865
39,697	Aon PLC	1,845,911
48,300	Arch Capital Group Ltd.*	1,846,509
81,500	Fidelity National Financial Inc., Class A Shares	1,535,460
44,400	Loews Corp.	1,726,716
638,216	MetLife Inc.	18,642,288
77,700	PartnerRe Ltd.	5,506,599
122,100	Progressive Corp. (The)	2,653,233
128,700	Prudential Financial Inc.	5,978,115
277,500	Travelers Cos., Inc. (The)	17,340,975
22,400	Validus Holdings Ltd.	702,912
187,000	Willis Group Holdings PLC	6,595,490

	Total Insurance	89,976,131

Real Estate Investment Trusts (REITs) — 1.6%
309,700	Annaly Capital Management Inc.(a)	5,147,214
48,400	Hatteras Financial Corp.	1,381,820
122,000	HCP Inc.	4,982,480
94,000	Health Care REIT Inc.	5,214,180

	Total Real Estate Investment Trusts (REITs)	16,725,694

Thrifts & Mortgage Finance — 0.2%
316,600	Hudson City Bancorp Inc.	1,962,920

	TOTAL FINANCIALS	180,636,926

HEALTH CARE — 14.1%

Health Care Equipment & Supplies — 2.8%
179,100	Baxter International Inc.	9,066,042

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value
353,000	Medtronic Inc.	$13,004,520
209,584	St. Jude Medical Inc.	8,052,217

	Total Health Care Equipment & Supplies	30,122,779

Health Care Providers & Services — 2.2%
161,200	Aetna Inc.	6,591,468
46,090	Cigna Corp.	2,023,812
81,650	McKesson Corp.	7,126,412
137,384	UnitedHealth Group Inc.	7,661,906

	Total Health Care Providers & Services	23,403,598

Life Sciences Tools & Services — 0.1%
17,300	Covance Inc.*	802,720

Pharmaceuticals — 9.0%
114,000	Abbott Laboratories	7,044,060
106,000	AstraZeneca PLC, ADR	4,283,460
156,000	Bristol-Myers Squibb Co.	5,201,040
319,550	Eli Lilly & Co.	13,085,573
29,600	GlaxoSmithKline PLC, ADR	1,305,656
184,500	Hospira Inc.*	5,767,470
244,765	Johnson & Johnson	15,280,679
460,240	Merck & Co., Inc.	17,295,819
765,075	Pfizer Inc.	16,732,190
91,200	Sanofi, ADR	3,103,536
156,000	Teva Pharmaceutical Industries Ltd., ADR	6,113,640

	Total Pharmaceuticals	95,213,123

	TOTAL HEALTH CARE	149,542,220

INDUSTRIALS — 12.1%

Aerospace & Defense — 3.4%
60,500	Boeing Co. (The)	4,211,405
114,050	General Dynamics Corp.	7,300,341
167,300	Honeywell International Inc.	9,311,918
24,500	L-3 Communications Holdings Inc.	1,670,655
39,900	Lockheed Martin Corp.	3,303,720
57,200	Northrop Grumman Corp.	3,360,500
95,360	Raytheon Co.	4,798,515
36,200	Rockwell Collins Inc.	1,823,394
71,900	Spirit Aerosystems Holdings Inc., Class A Shares*	1,658,733

	Total Aerospace & Defense	37,439,181

Commercial Services & Supplies — 0.5%
177,000	Pitney Bowes Inc.(a)	2,414,280
224,600	R.R. Donnelley & Sons Co.(a)	2,416,696
16,200	Republic Services Inc., Class A Shares	427,032

	Total Commercial Services & Supplies	5,258,008

Construction & Engineering — 1.0%
52,700	Jacobs Engineering Group Inc.*	1,871,904
335,000	KBR Inc.	8,532,450

	Total Construction & Engineering	10,404,354

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value
Electrical Equipment — 0.2%
26,800	Hubbell Inc., Class B Shares	$2,115,056

Industrial Conglomerates — 2.8%
54,450	3M Co.	4,596,125
153,352	Danaher Corp.	7,969,703
878,511	General Electric Co.	16,770,775

	Total Industrial Conglomerates	29,336,603

Machinery — 2.1%
124,200	Dover Corp.	7,024,752
215,000	Eaton Corp.	9,171,900
13,600	Flowserve Corp.	1,397,808
171,200	Navistar International Corp.*	4,783,328

	Total Machinery	22,377,788

Professional Services — 0.5%
25,400	Dun & Bradstreet Corp. (The)	1,716,278
21,200	Equifax Inc.	957,604
33,000	Manpower Inc.	1,186,350
27,600	Towers Watson & Co., Class A Shares	1,663,176

	Total Professional Services	5,523,408

Road & Rail — 1.6%
136,000	Norfolk Southern Corp.	8,910,720
21,500	Ryder System Inc.	929,015
61,500	Union Pacific Corp.	6,851,100

	Total Road & Rail	16,690,835

	TOTAL INDUSTRIALS	129,145,233

INFORMATION TECHNOLOGY — 12.0%

Communications Equipment — 1.8%
551,581	Cisco Systems Inc.	9,007,318
81,700	Harris Corp.	3,250,026
144,205	Motorola Solutions Inc.	6,933,376

	Total Communications Equipment	19,190,720

Computers & Peripherals — 0.5%
193,212	Hewlett-Packard Co.	4,382,048
54,900	Lexmark International Inc., Class A Shares	1,373,049

	Total Computers & Peripherals	5,755,097

Electronic Equipment, Instruments & Components — 2.3%
66,300	Arrow Electronics Inc.*	2,248,233
84,300	Avnet Inc.*	2,570,307
470,000	Corning Inc.	6,105,300
1,420,000	Flextronics International Ltd.*	9,116,400
79,500	FLIR Systems Inc.	1,695,735
129,500	Ingram Micro Inc., Class A Shares*	2,308,985

	Total Electronic Equipment, Instruments & Components	24,044,960

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value
Internet Software & Services — 0.1%
26,100	Open Text Corp.*	$1,261,935

IT Services — 1.5%
66,800	Broadridge Financial Solutions Inc.	1,351,364
119,200	SAIC Inc.	1,324,312
57,500	Total System Services Inc.	1,338,025
705,600	Western Union Co. (The)	11,571,840

	Total IT Services	15,585,541

Office Electronics — 0.2%
338,500	Xerox Corp.	2,443,970

Semiconductors & Semiconductor Equipment — 2.6%
63,200	Analog Devices Inc.	2,298,584
166,300	Applied Materials Inc.	1,717,879
481,300	Intel Corp.	12,436,792
47,800	Lam Research Corp.*(a)	1,782,940
277,040	Marvell Technology Group Ltd.*	3,471,311
860,000	ON Semiconductor Corp.*	5,796,400

	Total Semiconductors & Semiconductor Equipment	27,503,906

Software — 3.0%
20,600	BMC Software Inc.*	871,792
128,300	CA Inc.	3,190,821
429,616	Microsoft Corp.	12,540,491
193,489	Oracle Corp.	5,121,654
602,000	Symantec Corp.*	8,933,680
54,900	Synopsys Inc.*	1,622,295

	Total Software	32,280,733

	TOTAL INFORMATION TECHNOLOGY	128,066,862

MATERIALS — 4.4%

Chemicals — 2.2%
300,200	Dow Chemical Co. (The)	9,324,212
128,500	EI Du Pont de Nemours & Co.	6,201,410
177,200	Mosaic Co. (The)	8,448,896

	Total Chemicals	23,974,518

Metals & Mining — 1.0%
70,400	Barrick Gold Corp.(a)	2,749,824
238,055	Freeport-McMoRan Copper & Gold Inc.	7,627,282

	Total Metals & Mining	10,377,106

Paper & Forest Products — 1.2%
430,321	International Paper Co.	12,565,373

	TOTAL MATERIALS	46,916,997

TELECOMMUNICATION SERVICES — 4.3%

Diversified Telecommunication Services — 3.0%
531,750	AT&T Inc.	18,169,898
226,900	CenturyLink Inc.	8,899,018

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value
119,550	Verizon Communications Inc.	$4,978,062

	Total Diversified Telecommunication Services	32,046,978

Wireless Telecommunication Services — 1.3%
531,100	Vodafone Group PLC, ADR	14,228,169

	TOTAL TELECOMMUNICATION SERVICES	46,275,147

UTILITIES — 4.0%

Electric Utilities — 2.4%
298,550	American Electric Power Co., Inc.	11,497,161
122,995	Entergy Corp.	7,936,867
89,000	NextEra Energy Inc.	5,815,260

	Total Electric Utilities	25,249,288

Multi-Utilities — 1.5%
101,400	Ameren Corp.	3,276,234
90,450	Dominion Resources Inc.	4,708,827
14,600	OGE Energy Corp.	777,304
196,200	Public Service Enterprise Group Inc.	6,119,478
12,200	SCANA Corp.	572,790
28,900	Xcel Energy Inc.	809,778

	Total Multi-Utilities	16,264,411

Water Utilities — 0.1%
23,900	American Water Works Co., Inc.	817,619

	TOTAL UTILITIES	42,331,318

	TOTAL COMMON STOCKS
	(Cost — $940,427,092)	1,029,479,850

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $940,427,092)	1,029,479,850

Face
Amount
SHORT-TERM INVESTMENTS (b) — 5.5%
MONEY MARKET FUND — 2.0%
21,630,587	Invesco STIT - Liquid Assets Portfolio(c)
	(Cost — $21,630,587)	21,630,587

TIME DEPOSITS — 3.5%
2,543,857	Bank of America - London, 0.030% due 6/1/12	2,543,857
34,653,688	Bank of New York Mellon - Grand Cayman, 0.030% due 6/1/12	34,653,688

	TOTAL TIME DEPOSITS
	(Cost — $37,197,545)	37,197,545

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $58,828,132)	58,828,132

	TOTAL INVESTMENTS — 102.2%
	(Cost — $999,255,224#)	1,088,307,982

	Liabilities in Excess of Other Assets — (2.2)%	(22,992,217)

	TOTAL NET ASSETS — 100.0%	$1,065,315,765

Schedules of Investments

(unaudited) (continued)

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 3.5%.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Summary of Investments by Security Sector^

Financials	16.6%
Health Care	13.7
Energy	12.8
Industrials	11.9
Information Technology	11 .8
Consumer Staples	9.5
Consumer Discretionary	5.8
Telecommunication Services	4.3
Materials	4.3
Utilities	3.9
Short-Term Investments	5.4

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value
COMMON STOCKS — 98.6%

CONSUMER DISCRETIONARY — 16.5%

Auto Components — 1.0%
58,900	Amerigon Inc.*	$705,622
67,460	Tenneco Inc.*	1,831,539

	Total Auto Components	2,537,161

Diversified Consumer Services — 1.8%
26,100	Coinstar Inc.(a)*	1,603,323
436,680	Stewart Enterprises Inc., Class A Shares	2,694,316

	Total Diversified Consumer Services	4,297,639

Hotels, Restaurants & Leisure — 6.0%
60,600	AFC Enterprises Inc.*	1,294,416
19,900	Buffalo Wild Wings Inc.*	1,693,689
79,100	Caribou Coffee Co., Inc.*	941,290
115,480	Cheesecake Factory Inc. (The)*	3,746,170
21,500	Peet’s Coffee & Tea Inc.(a)*	1,280,970
127,000	Pinnacle Entertainment Inc.*	1,242,060
43,700	Red Robin Gourmet Burgers Inc.*	1,398,400
179,000	Shuffle Master Inc.*	2,838,940

	Total Hotels, Restaurants & Leisure	14,435,935

Media — 1.1%
53,000	Imax Corp.(a)*	1,125,720
102,828	Rentrak Corp.*	1,665,814

	Total Media	2,791,534

Multiline Retail — 0.7%
94,800	Gordmans Stores Inc.*	1,688,388

Specialty Retail — 5.2%
50,700	ANN Inc.*	1,363,323
219,359	Bebe Stores Inc.	1,399,510
60,500	Express Inc.*	1,119,250
93,240	Finish Line Inc. (The), Class A Shares	1,922,609
49,200	Francesca’s Holdings Corp.*	1,154,232
20,900	Genesco Inc.*	1,389,850
36,000	Monro Muffler Brake Inc.	1,216,440
76,030	Rent-A-Center Inc.	2,559,931
37,390	Tilly’s Inc., Class A Shares*	608,709

	Total Specialty Retail	12,733,854

Textiles, Apparel & Luxury Goods — 0.7%
24,700	Lululemon Athletica Inc.(a)*	1,794,208

	TOTAL CONSUMER DISCRETIONARY	40,278,719

ENERGY — 6.0%

Energy Equipment & Services — 4.0%
63,200	Basic Energy Services Inc.*	716,688

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value
27,120	Oil States International Inc.*	$1,805,378
240,900	Parker Drilling Co.*	1,178,001
166,900	Pioneer Drilling Co.*	1,241,736
74,970	Rowan Cos., PLC*	2,249,100
126,640	Superior Energy Services Inc.*	2,740,490

	Total Energy Equipment & Services	9,931,393

Oil, Gas & Consumable Fuels — 2.0%
68,350	Alpha Natural Resources Inc.*	716,308
100,140	Matador Resources Co.*	1,006,407
35,500	Petroleum Development Corp.*	881,820
97,370	Tesoro Corp.*	2,153,824

	Total Oil, Gas & Consumable Fuels	4,758,359

	TOTAL ENERGY	14,689,752

FINANCIALS — 5.0%

Capital Markets — 0.3%
69,870	FXCM Inc., Class A Shares(a)	718,264

Commercial Banks — 1.5%
97,930	East West Bancorp Inc.	2,192,652
108,420	Umpqua Holdings Corp.	1,391,029

	Total Commercial Banks	3,583,681

Consumer Finance — 0.7%
102,200	DFC Global Corp.*	1,684,256

Insurance — 1.1%
88,540	Validus Holdings Ltd.	2,778,385

Real Estate Investment Trusts (REITs) — 0.7%
61,500	LaSalle Hotel Properties	1,696,170

Real Estate Management & Development — 0.7%
45,100	Zillow Inc., Class A Shares(a)*	1,767,018

	TOTAL FINANCIALS	12,227,774

HEALTH CARE — 18.3%

Biotechnology — 2.7%
219,500	Achillion Pharmaceuticals Inc.(a)*	1,576,010
86,100	AVEO Pharmaceuticals Inc.*	1,096,053
119,090	Idenix Pharmaceuticals Inc.*	1,076,574
12,520	Medivation Inc.*	1,054,560
42,680	United Therapeutics Corp.*	1,888,162

	Total Biotechnology	6,691,359

Health Care Equipment & Supplies — 5.3%
116,110	ArthroCare Corp.*	3,039,760
107,260	Masimo Corp.*	2,017,561
53,650	Orthofix International NV*	2,033,335
103,780	Quidel Corp.(a)*	1,631,422

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value
275,900	Spectranetics Corp.*	$2,723,133
69,200	Tornier NV(a)*	1,366,700

	Total Health Care Equipment & Supplies	12,811,911

Health Care Providers & Services — 3.7%
232,090	Health Management Associates Inc., Class A Shares*	1,487,697
52,700	Health Net Inc.*	1,350,174
45,790	Mednax Inc.*	2,793,648
152,280	Team Health Holdings Inc.*	3,462,847

	Total Health Care Providers & Services	9,094,366

Health Care Technology — 0.7%
84,300	HealthStream Inc.*	1,780,416

Life Sciences Tools & Services — 2.0%
66,600	Fluidigm Corp.(a)*	927,072
120,760	ICON PLC, ADR*	2,592,717
46,500	PerkinElmer Inc.	1,236,900

	Total Life Sciences Tools & Services	4,756,689

Pharmaceuticals — 3.9%
147,300	Akorn Inc.*	2,010,645
139,600	Pacira Pharmaceuticals Inc.*	1,482,552
75,200	Questcor Pharmaceuticals Inc.(a)*	3,113,280
108,760	Sagent Pharmaceuticals Inc.(a)*	1,734,722
150,200	Transcept Pharmaceuticals Inc.(a)*	1,063,416

	Total Pharmaceuticals	9,404,615

	TOTAL HEALTH CARE	44,539,356

INDUSTRIALS — 24.7%

Aerospace & Defense — 1.9%
84,350	Hexcel Corp.*	2,056,453
42,400	Triumph Group Inc.	2,537,216

	Total Aerospace & Defense	4,593,669

Air Freight & Logistics — 0.9%
27,550	HUB Group Inc., Class A Shares*	963,148
64,180	XPO Logistics Inc.*	1,146,255

	Total Air Freight & Logistics	2,109,403

Commercial Services & Supplies — 1.9%
160,700	InnerWorkings Inc.(a)*	1,894,653
51,890	Progressive Waste Solutions Ltd.	1,013,412
184,630	Steelcase Inc., Class A Shares	1,619,205

	Total Commercial Services & Supplies	4,527,270

Construction & Engineering — 0.5%
59,300	Dycom Industries Inc.*	1,161,094

Machinery — 6.4%
32,360	CLARCOR Inc.	1,579,168
70,410	Colfax Corp.*	1,994,715

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value
13,520	Gardner Denver Inc.	$731,162
63,800	Rexnord Corp.*	1,263,240
55,526	Robbins & Myers Inc.	2,531,430
42,800	Sun Hydraulics Corp.	998,524
92,720	Titan International Inc.	2,076,928
193,800	Wabash National Corp.*	1,348,848
25,800	Wabtec Corp.	1,873,338
46,600	Westport Innovations Inc.(a)*	1,137,506

	Total Machinery	15,534,859

Marine — 0.7%
31,720	Alexander & Baldwin Inc.	1,618,354

Professional Services — 3.3%
18,600	Advisory Board Co. (The)*	1,801,782
48,400	Corporate Executive Board Co. (The)	1,758,856
121,970	Huron Consulting Group Inc.*	3,812,782
28,600	Mistras Group Inc.*	644,644

	Total Professional Services	8,018,064

Road & Rail — 6.9%
99,500	Arkansas Best Corp.	1,258,675
132,000	Avis Budget Group Inc.*	1,960,200
133,040	Heartland Express Inc.(a)	1,894,490
57,500	J.B. Hunt Transport Services Inc.	3,284,974
40,850	Old Dominion Freight Line Inc.*	1,779,426
96,500	RailAmerica Inc.*	2,298,630
82,700	Roadrunner Transportation Systems Inc.*	1,389,360
65,400	Saia Inc.*	1,414,602
172,290	Swift Transportation Co., Class A Shares*	1,827,997

	Total Road & Rail	17,108,354

Trading Companies & Distributors — 2.2%
72,040	Beacon Roofing Supply Inc.*	1,790,194
24,560	Titan Machinery Inc.*	757,676
38,080	Watsco Inc.	2,803,069

	Total Trading Companies & Distributors	5,350,939

	TOTAL INDUSTRIALS	60,022,006

INFORMATION TECHNOLOGY — 24.5%

Communications Equipment — 2.8%
22,600	ADTRAN Inc.	660,598
64,700	Ciena Corp.*	876,685
184,340	Emulex Corp.*	1,238,765
35,900	NETGEAR Inc.*	1,126,901
134,786	Procera Networks Inc.*	2,817,027

	Total Communications Equipment	6,719,976

Computers & Peripherals — 0.7%
255,800	OCZ Technology Group Inc.(a)*	1,145,984
51,800	Xyratex Ltd.	592,592

	Total Computers & Peripherals	1,738,576

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value
Electronic Equipment, Instruments & Components — 0.6%
57,400	Fabrinet*	$669,284
26,600	Universal Display Corp.(a)*	748,790

	Total Electronic Equipment, Instruments & Components	1,418,074

Internet Software & Services — 3.3%
65,000	Active Network Inc. (The)*	912,600
29,710	CoStar Group Inc.*	2,195,272
18,700	Demandware Inc.(a)*	581,757
152,900	Dice Holdings Inc.*	1,503,007
36,200	ExactTarget Inc.*	717,122
13,400	Rackspace Hosting Inc.*	662,898
49,800	SPS Commerce Inc.*	1,376,472

	Total Internet Software & Services	7,949,128

IT Services — 1.7%
42,100	ExlService Holdings Inc.*	912,307
90,300	Higher One Holdings Inc.(a)*	1,147,713
104,515	MoneyGram International Inc.*	1,455,894
60,990	WNS Holdings Ltd., ADR*	669,670

	Total IT Services	4,185,584

Semiconductors & Semiconductor Equipment — 4.4%
60,640	ATMI Inc.*	1,213,406
61,630	Cirrus Logic Inc.*	1,770,014
161,710	Fairchild Semiconductor International Inc., Class A Shares*	2,136,189
47,300	M/A-COM Technology Solutions Holdings Inc.*	783,288
32,700	Mellanox Technologies Ltd.*	1,976,715
119,200	Nova Measuring Instruments Ltd.*	854,664
43,400	Silicon Motion Technology Corp., ADR*	587,636
49,200	Volterra Semiconductor Corp.*	1,366,776

	Total Semiconductors & Semiconductor Equipment	10,688,688

Software — 11.0%
58,700	Allot Communications Ltd.*	1,527,374
104,300	Aspen Technology Inc.*	2,305,030
135,960	Cadence Design Systems Inc.*	1,386,792
176,900	Callidus Software Inc.(a)*	882,731
35,500	CommVault Systems Inc.*	1,663,885
23,000	Concur Technologies Inc.*	1,422,550
164,690	Fortinet Inc.*	3,499,663
45,400	Guidewire Software Inc.*	1,176,314
56,100	Kenexa Corp.*	1,636,437
24,200	MICROS Systems Inc.*	1,276,792
68,300	Monotype Imaging Holdings Inc.*	935,710
78,561	Net 1 UEPS Technologies Inc.*	684,266
47,600	PROS Holdings Inc.*	715,428
146,330	QLIK Technologies Inc.*	3,326,081
65,310	SolarWinds Inc.*	2,995,117
30,600	Sourcefire Inc.*	1,687,896

	Total Software	27,122,066

	TOTAL INFORMATION TECHNOLOGY	59,822,092

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value
MATERIALS — 3.6%

Chemicals — 2.6%
20,050	Georgia Gulf Corp.*	$596,688
87,640	Kraton Performance Polymers Inc.*	1,674,800
89,410	Solutia Inc.	2,455,199
29,890	Westlake Chemical Corp.(a)	1,628,706

	Total Chemicals	6,355,393

Metals & Mining — 0.5%
22,800	Haynes International Inc.	1,162,800

Paper & Forest Products — 0.5%
74,190	KapStone Paper & Packaging Corp.*	1,145,494

	TOTAL MATERIALS	8,663,687

	TOTAL COMMON STOCKS (Cost — $199,358,868)	240,243,386

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $199,358,868)	240,243,386

Face Amount
SHORT-TERM INVESTMENTS (b) — 12.5%
MONEY MARKET FUND — 10.1%
24,661,407	Invesco STIT - Liquid Assets Portfolio(c)
	(Cost — $24,661,407)	24,661,407

TIME DEPOSITS — 2.4%
4,180,010	Bank of New York Mellon - Grand Cayman, 0.030% due 6/1/12	4,180,010
1,699,651	HSBC Bank - Grand Cayman, 0.030% due 6/1/12	1,699,651

	TOTAL TIME DEPOSITS (Cost — $5,879,661)	5,879,661

	TOTAL SHORT-TERM INVESTMENTS (Cost — $30,541,068)	30,541,068

	TOTAL INVESTMENTS — 111.1% (Cost — $229,899,936#)	270,784,454

	Liabilities in Excess of Other Assets — (11.1)%	(27,027,458)

	TOTAL NET ASSETS — 100.0%	$243,756,996

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 2.4%.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Schedules of Investments

(unaudited) (continued)

Summary of Investments by Security Sector^

Industrials	22.2%
Information Technology	22.1
Health Care	16.4
Consumer Discretionary	14.9
Energy	5.4
Financials	4.5
Materials	3.2
Short-Term Investments	11.3

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
COMMON STOCKS — 96.5%

CONSUMER DISCRETIONARY — 16.5%

Auto Components — 1.4%
9,500	Autoliv Inc.	$549,195
330,799	Modine Manufacturing Co.*	2,143,578

	Total Auto Components	2,692,773

Automobiles — 1.3%
77,929	Thor Industries Inc.	2,396,317

Diversified Consumer Services — 1.7%
124,559	Regis Corp.	2,280,675
82,200	Service Corp. International	941,190

	Total Diversified Consumer Services	3,221,865

Hotels, Restaurants & Leisure — 4.0%
21,300	Brinker International Inc.	688,203
18,900	CEC Entertainment Inc.	660,744
23,800	Cheesecake Factory Inc. (The)*	772,072
110,816	International Speedway Corp., Class A Shares	2,664,016
26,300	Jack in the Box Inc.*	679,855
77,419	Marriott Vacations Worldwide Corp.(a)*	2,190,958

	Total Hotels, Restaurants & Leisure	7,655,848

Household Durables — 0.2%
14,100	Meritage Homes Corp.*	423,141

Leisure Equipment & Products — 1.5%
105,116	Brunswick Corp.	2,302,040
15,200	Sturm Ruger & Co., Inc.(a)	592,344

	Total Leisure Equipment & Products	2,894,384

Media — 1.0%
33,400	Cinemark Holdings Inc.	770,204
36,900	Meredith Corp.(a)	1,091,871

	Total Media	1,862,075

Multiline Retail — 0.4%
20,200	Big Lots Inc.*	742,350

Specialty Retail — 3.9%
23,900	Aaron’s Inc.	634,545
14,300	Buckle Inc. (The)(a)	559,702
23,800	Cato Corp. (The), Class A Shares	683,060
11,600	Children’s Place Retail Stores Inc. (The)*	533,252
6,500	Collective Brands Inc.*	138,255
32,000	Finish Line Inc. (The), Class A Shares	659,840
6,500	Genesco Inc.*	432,250
12,400	Group 1 Automotive Inc.	649,264
25,200	Men’s Wearhouse Inc. (The)	906,948
12,700	PetSmart Inc.	818,388
19,600	Rent-A-Center Inc.	659,932

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
35,500	Stage Stores Inc.	$610,245

	Total Specialty Retail	7,285,681

Textiles, Apparel & Luxury Goods — 1.1%
6,100	True Religion Apparel Inc.	178,913
10,400	Warnaco Group Inc. (The)*	462,904
32,100	Wolverine World Wide Inc.	1,364,571

	Total Textiles, Apparel & Luxury Goods	2,006,388

	TOTAL CONSUMER DISCRETIONARY	31,180,822

CONSUMER STAPLES — 3.1%

Beverages — 0.3%
18,500	Embotelladora Andina SA, Class B Shares, ADR	579,050

Food & Staples Retailing — 1.8%
14,100	Andersons Inc. (The)	614,055
12,400	Casey’s General Stores Inc.	702,212
38,300	Harris Teeter Supermarkets Inc.	1,437,399
13,600	Weis Markets Inc.	593,504

	Total Food & Staples Retailing	3,347,170

Food Products — 0.7%
18,200	Cal-Maine Foods Inc.(a)	646,828
12,400	Corn Products International Inc.	633,516

	Total Food Products	1,280,344

Tobacco — 0.3%
13,500	Universal Corp.	609,795

	TOTAL CONSUMER STAPLES	5,816,359

ENERGY — 4.9%

Energy Equipment & Services — 1.6%
13,300	Bristow Group Inc.	532,665
53,900	Helix Energy Solutions Group Inc.*	923,307
76,800	Patterson-UTI Energy Inc.	1,161,216
10,400	Tidewater Inc.	468,832

	Total Energy Equipment & Services	3,086,020

Oil, Gas & Consumable Fuels — 3.3%
16,600	Berry Petroleum Co., Class A Shares	645,906
8,500	Cimarex Energy Co.	452,795
21,500	CVR Energy Inc.*	546,960
12,800	Energen Corp.	565,120
46,100	Forest Oil Corp.*	384,935
19,600	HollyFrontier Corp.	577,808
46,789	Lone Pine Resources Inc.*	147,853
30,500	W&T Offshore Inc.	468,785
38,300	Whiting Petroleum Corp.*	1,654,943
17,100	World Fuel Services Corp.	641,250

	Total Oil, Gas & Consumable Fuels	6,086,355

	TOTAL ENERGY	9,172,375

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
FINANCIALS — 21.6%

Capital Markets — 1.5%
129,648	KBW Inc.(a)	$2,101,594
20,400	Raymond James Financial Inc.	697,272

	Total Capital Markets	2,798,866

Commercial Banks — 8.6%
39,600	Bank of Hawaii Corp.	1,835,064
64,600	Boston Private Financial Holdings Inc.	582,692
145,288	Cathay General Bancorp	2,408,876
10,247	Comerica Inc.	311,714
39,500	Community Bank System Inc.	1,051,095
11,800	Cullen/Frost Bankers Inc.	671,302
26,300	CVB Financial Corp.	286,407
72,085	East West Bancorp Inc.	1,613,983
49,800	First Financial Bancorp	764,928
41,600	First Midwest Bancorp Inc.	419,744
48,800	Fulton Financial Corp.	494,344
35,441	Hancock Holding Co.	1,080,596
34,100	Independent Bank Corp.(a)	921,723
49,000	NBT Bancorp Inc.	973,630
48,800	Old National Bancorp	565,592
16,400	Prosperity Bancshares Inc.	700,608
22,600	S & T Bancorp Inc.	388,042
25,200	Trustmark Corp.	615,384
23,300	WesBanco Inc.	473,689

	Total Commercial Banks	16,159,413

Consumer Finance — 0.3%
14,400	Cash America International Inc.	640,512

Insurance — 5.8%
49,400	American Equity Investment Life Holding Co.	522,652
16,900	American Financial Group Inc.	657,241
95,014	AMERISAFE Inc.*	2,602,434
23,200	Infinity Property & Casualty Corp.	1,244,912
83,962	National Interstate Corp.(b)	2,094,012
37,800	Platinum Underwriters Holdings Ltd.	1,372,140
60,900	Selective Insurance Group Inc.	1,029,210
9,900	StanCorp Financial Group Inc.	344,619
19,246	Validus Holdings Ltd.	603,939
12,700	W.R. Berkley Corp.	486,664

	Total Insurance	10,957,823

Real Estate Investment Trusts (REITs) — 4.3%
262,873	Ashford Hospitality Trust Inc.	2,247,564
48,664	Brandywine Realty Trust	546,497
41,300	Education Realty Trust Inc.	455,126
62,300	Franklin Street Properties Corp.	608,048
16,200	Government Properties Income Trust	346,518
22,100	Hatteras Financial Corp.	630,955
20,200	Highwoods Properties Inc.	651,652

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
32,300	Omega Healthcare Investors Inc.	$681,853
10,000	PS Business Parks Inc.	658,900
13,300	Sovran Self Storage Inc.	656,355
23,400	Washington Real Estate Investment Trust	658,476

	Total Real Estate Investment Trusts (REITs)	8,141,944

Thrifts & Mortgage Finance — 1.1%
224,067	Astoria Financial Corp.(a)	2,014,362

	TOTAL FINANCIALS	40,712,920

HEALTH CARE — 5.8%

Health Care Equipment & Supplies — 4.4%
18,300	Cantel Medical Corp.	400,038
17,800	Cooper Cos., Inc. (The)	1,516,204
9,700	Haemonetics Corp.*	676,187
28,500	Invacare Corp.	424,365
22,300	STERIS Corp.	665,878
20,200	Teleflex Inc.	1,199,880
67,148	West Pharmaceutical Services Inc.	3,209,674

	Total Health Care Equipment & Supplies	8,092,226

Health Care Providers & Services — 1.1%
47,850	Owens & Minor Inc.	1,362,290
20,500	Universal Health Services Inc., Class B Shares	794,375

	Total Health Care Providers & Services	2,156,665

Life Sciences Tools & Services — 0.3%
24,200	PerkinElmer Inc.	643,720

	TOTAL HEALTH CARE	10,892,611

INDUSTRIALS — 22.3%

Aerospace & Defense — 0.8%
11,400	Alliant Techsystems Inc.	558,030
17,600	Curtiss-Wright Corp.	534,864
14,400	Elbit Systems Ltd.	478,368

	Total Aerospace & Defense	1,571,262

Commercial Services & Supplies — 4.8%
197,428	ACCO Brands Corp.*	1,800,543
41,600	Brink’s Co. (The)	947,232
44,400	Ennis Inc.	631,368
29,500	Knoll Inc.	391,465
176,743	Schawk Inc., Class A Shares(b)	1,970,684
11,100	Unifirst Corp.	635,142
20,600	United Stationers Inc.	520,150
123,771	Viad Corp.	2,191,985

	Total Commercial Services & Supplies	9,088,569

Construction & Engineering — 1.3%
28,300	Chicago Bridge & Iron Co. NV, Class NY Shares	1,017,102
157,779	Great Lakes Dredge & Dock Corp.	1,025,564

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
19,400	KBR Inc.	$494,118

	Total Construction & Engineering	2,536,784

Electrical Equipment — 2.8%
63,120	Belden Inc.	1,972,500
64,937	EnerSys*	2,141,622
17,900	Regal-Beloit Corp.	1,079,191

	Total Electrical Equipment	5,193,313

Machinery — 9.1%
33,800	Actuant Corp., Class A Shares	884,546
32,800	Altra Holdings Inc.*	550,056
25,400	Barnes Group Inc.	591,058
124,594	Briggs & Stratton Corp.(a)	2,105,639
13,500	Crane Co.	511,515
170,610	Douglas Dynamics Inc.(a)	2,180,396
16,500	Gardner Denver Inc.	892,320
115,500	Harsco Corp.	2,321,550
27,594	ITT Corp.	566,505
139,862	John Bean Technologies Corp.	1,948,278
17,300	Kennametal Inc.	601,348
718,722	Mueller Water Products Inc., Class A Shares	2,508,339
28,500	Titan International Inc.(a)	638,400
20,200	Twin Disc Inc.(a)	385,012
6,700	Valmont Industries Inc.	767,150

	Total Machinery	17,452,112

Marine — 1.0%
24,700	Alexander & Baldwin Inc.	1,260,194
11,000	Kirby Corp.*	580,580

	Total Marine	1,840,774

Road & Rail — 1.4%
21,600	Saia Inc.*	467,208
87,000	Werner Enterprises Inc.	2,117,580

	Total Road & Rail	2,584,788

Trading Companies & Distributors — 1.1%
16,900	TAL International Group Inc.	552,799
45,000	United Rentals Inc.*	1,554,750

	Total Trading Companies & Distributors	2,107,549

	TOTAL INDUSTRIALS	42,375,151

INFORMATION TECHNOLOGY — 7.5%

Communications Equipment — 0.5%
16,400	Black Box Corp.	367,032
132,200	Brocade Communications Systems Inc.*	614,730

	Total Communications Equipment	981,762

Computers & Peripherals — 0.5%
200	Diebold Inc.	7,402
30,000	Electronics for Imaging Inc.*	442,200

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
19,200	Lexmark International Inc., Class A Shares	$480,192

	Total Computers & Peripherals	929,794

Electronic Equipment, Instruments & Components — 1.5%
49,200	AVX Corp.	535,296
26,700	Jabil Circuit Inc.	510,771
17,000	Tech Data Corp.*	809,370
83,200	Vishay Intertechnology Inc.*	883,584

	Total Electronic Equipment, Instruments & Components	2,739,021

Internet Software & Services — 0.3%
22,300	j2 Global Inc.(a)	539,437

IT Services — 0.7%
429,156	Lionbridge Technologies Inc.*	1,291,760

Semiconductors & Semiconductor Equipment — 1.8%
58,400	Brooks Automation Inc.	547,208
48,200	Cirrus Logic Inc.*	1,384,304
88,700	ON Semiconductor Corp.*	597,838
110,900	RF Micro Devices Inc.*	418,093
32,800	Teradyne Inc.*	473,960

	Total Semiconductors & Semiconductor Equipment	3,421,403

Software — 2.2%
121,300	Compuware Corp.*	1,091,700
25,300	NetScout Systems Inc.*	507,265
51,300	Parametric Technology Corp.*	1,036,260
11,120	QAD Inc., Class A Shares*	137,777
2,780	QAD Inc., Class B Shares*	34,750
51,800	Synopsys Inc.*	1,530,689

	Total Software	4,338,441

	TOTAL INFORMATION TECHNOLOGY	14,241,618

MATERIALS — 10.5%

Chemicals — 5.7%
32,900	Albemarle Corp.	1,997,030
15,700	Cabot Corp.	593,460
17,300	Cytec Industries Inc.	1,045,958
73,500	Ferro Corp.*	326,340
65,601	Georgia Gulf Corp.*	1,952,286
23,800	HB Fuller Co.	723,520
12,600	Innophos Holdings Inc.	636,048
10,800	International Flavors & Fragrances Inc.	608,904
22,000	Methanex Corp.	615,340
3,100	NewMarket Corp.	647,311
600	Olin Corp.	11,502
16,400	Sensient Technologies Corp.	598,928
19,000	Valspar Corp.	915,990

	Total Chemicals	10,672,617

Containers & Packaging — 2.1%
136,037	Myers Industries Inc.	2,288,142

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
9,800	Rock-Tenn Co., Class A Shares	$505,582
15,000	Silgan Holdings Inc.	627,000
19,700	Sonoco Products Co.	606,169

	Total Containers & Packaging	4,026,893

Metals & Mining — 2.1%
8,900	Compass Minerals International Inc.	633,324
27,792	Gold Resource Corp.(a)	736,488
53,400	HudBay Minerals Inc.	391,956
36,000	IAMGOLD Corp.	384,120
11,300	Kaiser Aluminum Corp.	542,287
10,000	Royal Gold Inc.	676,400
54,200	Steel Dynamics Inc.	571,268

	Total Metals & Mining	3,935,843

Paper & Forest Products — 0.6%
23,200	Buckeye Technologies Inc.	642,872
33,300	P.H. Glatfelter Co.	504,495

	Total Paper & Forest Products	1,147,367

	TOTAL MATERIALS	19,782,720

TELECOMMUNICATION SERVICES — 0.4%

Diversified Telecommunication Services — 0.3%
62,800	Premiere Global Services Inc.*	525,008

Wireless Telecommunication Services — 0.1%
23,856	Cellcom Israel Ltd.(a)	172,717

	TOTAL TELECOMMUNICATION SERVICES	697,725

UTILITIES — 3.9%

Electric Utilities — 1.1%
28,700	El Paso Electric Co.	880,803
24,500	Portland General Electric Co.	616,175
22,300	Westar Energy Inc.	638,226

	Total Electric Utilities	2,135,204

Gas Utilities — 2.0%
15,500	AGL Resources Inc.	580,940
19,700	Atmos Energy Corp.	652,858
43,200	Southwest Gas Corp.	1,813,536
22,700	UGI Corp.	651,036

	Total Gas Utilities	3,698,370

Multi-Utilities — 0.8%
13,800	Black Hills Corp.	444,084
19,000	NorthWestern Corp.	674,690
6,819	OGE Energy Corp.	363,044

	Total Multi-Utilities	1,481,818

	TOTAL UTILITIES	7,315,392

	TOTAL COMMON STOCKS (Cost — $139,885,854)	182,187,693

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $139,885,854)	$182,187,693

Face Amount
SHORT-TERM INVESTMENTS (c) — 9.3%
COMMERCIAL PAPER — 0.4%
720,000	Abbey National North America LLC, 0.170% due 6/1/12(d) (Cost — $719,997)	719,997

MONEY MARKET FUND — 5.5%
10,428,499	Invesco STIT - Liquid Assets Portfolio(e) (Cost — $10,428,499)	10,428,499

TIME DEPOSITS — 3.4%
4,062,417	Bank of America - London, 0.030% due 6/1/12	4,062,417
2,266,906	Bank of New York Mellon - Grand Cayman, 0.030% due 6/1/12	2,266,906
22,494	BBH - Grand Cayman, 0.030% due 6/1/12	22,494

	TOTAL TIME DEPOSITS (Cost — $6,351,817)	6,351,817

	TOTAL SHORT-TERM INVESTMENTS (Cost — $17,500,313)	17,500,313

	TOTAL INVESTMENTS — 105.8% (Cost — $157,386,167#)	199,688,006

	Liabilities in Excess of Other Assets — (5.8)%	(10,875,037)

	TOTAL NET ASSETS — 100.0%	$188,812,969

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Illiquid security.
(c)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 3.7%.
(d)	Rate shown represents yield-to-maturity.
(e)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
REIT	— Real Estate Investment Trust

Summary of Investments by Security Sector^

Industrials	21.2%
Financials	20.4
Consumer Discretionary	15.6
Materials	9.9
Information Technology	7.1
Health Care	5.5
Energy	4.6
Utilities	3.7
Consumer Staples	2.9
Telecommunication Services	0.3
Short-Term Investments	8.8

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
COMMON STOCKS — 95.5%

Argentina — 0.3%
13,048	MercadoLibre Inc.	$916,492

Australia — 2.7%
2,495	Acrux Ltd.*	10,514
2,075	Adelaide Brighton Ltd.	5,924
34,920	Aditya Birla Minerals Ltd.*	18,310
93,578	Amcor Ltd.	678,756
42,854	APN News & Media Ltd.	32,249
22,744	Ardent Leisure Group	27,606
203,031	Aspen Group	88,714
292,953	Atlas Iron Ltd.	617,272
4,164	Ausdrill Ltd.	13,343
3,860	Australand Property Group	9,895
54,012	Australia & New Zealand Banking Group Ltd.	1,096,113
2,810	Bank of Queensland Ltd.	18,281
92,812	Beach Energy Ltd.	99,133
23,473	BHP Billiton Ltd.	728,669
919,325	BlueScope Steel Ltd.*	307,969
14,099	Challenger Infrastructure Fund, Class A Shares	15,607
86,937	CSG Ltd.	62,046
220,424	Downer EDI Ltd.*	704,164
111,530	Emeco Holdings Ltd.	103,964
1,052	Flight Centre Ltd.	18,591
9,621	GrainCorp Ltd.	87,721
109,292	Grange Resources Ltd.	55,714
21,398	Industrea Ltd.	26,387
2,670	Kingsgate Consolidated Ltd.	13,585
29,907	Mincor Resources NL	20,328
610,845	Mount Gibson Iron Ltd.	575,337
2,947	Myer Holdings Ltd.	5,508
37,045	National Australia Bank Ltd.	808,621
31,951	Newcrest Mining Ltd.	773,129
4,278	Nufarm Ltd.	20,562
65,260	OneSteel Ltd.	66,853
4,753	Panoramic Resources Ltd.	3,623
40,813	Perilya Ltd.*	11,889
6,463	Primary Health Care Ltd.	17,572
29,289	Programmed Maintenance Services Ltd.	67,686
10,655	Seven West Media Ltd.	25,555
38,971	Spark Infrastructure Group(a)	58,086
16,688	STW Communications Group Ltd.	15,232
158,891	Toll Holdings Ltd.	712,788
12,586	Transfield Services Ltd.	24,075

	Total Australia	8,047,371

Austria — 0.0%
1,767	EVN AG	21,603
649	Oesterreichische Post AG	21,453
1,706	Strabag SE	37,255

	Total Austria	80,311

Belgium — 1.0%
38,676	Anheuser-Busch InBev NV	2,617,667

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
3,879	Arseus NV	$70,729
293	Barco NV	16,183
144	Befimmo SCA Sicafi	8,158
2,951	Cie Maritime Belge SA	66,941
534	Elia System Operator SA	20,164
1,423	Gimv NV	65,070
724	NV Bekaert SA	18,903
224	Tessenderlo Chemie NV	5,785

	Total Belgium	2,889,600

Bermuda — 0.2%
13,063	Catlin Group Ltd.	80,690
19,756	Seadrill Ltd.	651,780

	Total Bermuda	732,470

Brazil — 2.3%
50,310	Banco do Brasil SA, ADR(b)	498,069
95,900	BM&FBVESPA SA	454,232
80,300	BR Malls Participações SA	884,146
20,453	BRF - Brasil Foods SA	318,423
13,059	Cia Brasileira de Distribuição Grupo Pao de Açúcar, Class A Shares, ADR(b)	500,421
29,500	Embraer SA, ADR	831,900
77,596	Itaú Unibanco Holding SA, ADR	1,122,814
43,400	Natura Cosméticos SA	932,037
52,500	PDG Realty SA Empreendimentos e Participações, ADR	172,725
62,909	Petróleo Brasileiro SA, ADR	1,230,500

	Total Brazil	6,945,267

Canada — 3.6%
38,105	Canadian National Railway Co.	3,116,215
29,720	Canadian Natural Resources Ltd.	851,645
23,939	Cenovus Energy Inc.	752,828
17,253	First Quantum Minerals Ltd.	301,538
17,244	Imax Corp.(b)*	366,263
64,711	Nexen Inc.	1,012,819
14,502	Potash Corp. of Saskatchewan Inc.	573,187
27,668	Potash Corp. of Saskatchewan Inc. (NYSE Shares)	1,093,715
20,724	Shoppers Drug Mart Corp.	825,116
36,063	Suncor Energy Inc.	976,616
11,017	Toronto-Dominion Bank (The)	841,616

	Total Canada	10,711,558

Colombia — 0.2%
25,429	Pacific Rubiales Energy Corp.	665,544

China — 3.4%
18,798	Baidu Inc., ADR*	2,213,840
260,175	China Life Insurance Co., Ltd., Class H Shares	613,438
577,294	China Merchants Bank Co., Ltd., Class H Shares*	1,118,663
150,000	China Shenhua Energy Co., Ltd., Class H Shares	528,571
50,000	China XLX Fertiliser Ltd.	11,054
1,479,261	CNOOC Ltd.	2,668,255
2,673,000	Industrial & Commercial Bank of China, Class H Shares	1,635,863
252,296	Sinopharm Group Co., Class H Shares*	576,008
30,877	Tencent Holdings Ltd.	848,953

	Total China	10,214,645

Denmark — 1.2%
406	ALK-Abello AS	25,802
2,030	East Asiatic Co., Ltd.	47,113

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
25,765	Novo Nordisk AS, Class B Shares	$3,427,017
2,017	Pandora AS	20,469
2,987	Schouw & Co.	60,130

	Total Denmark	3,580,531

Finland — 0.0%
15,185	Technopolis Oyj	58,380
4,569	Tieto Oyj	69,416
1,203	Tikkurila Oyj	20,002

	Total Finland	147,798

France — 6.7%
46,479	Acanthe Developpement SA(b)	22,408
13,303	Air Liquide SA	1,438,459
5,850	Arkema SA	382,561
31,096	AXA SA	349,082
42,916	BNP Paribas SA(b)	1,364,782
19,595	Cap Gemini SA	660,086
7,512	Casino Guichard Perrachon SA(b)	629,521
1,092	Cegid Group	20,222
28,393	Cie de Saint-Gobain	1,004,546
358	Cie des Alpes	6,019
19,029	Cie Générale des Etablissements Michelin, Class B Shares	1,111,492
11,838	Cie Générale d’Optique Essilor International SA	1,010,926
421	Ciments Francais SA	22,119
70	Derichebourg SA	166
4,505	Devoteam SA	51,681
445	Esso SA Francaise	29,156
45	Euler Hermes SA*	2,944
51,103	GDF Suez(b)	1,009,197
6,404	L’Oreal SA	719,780
16,482	LVMH Moët Hennessy Louis Vuitton SA	2,432,781
567	Maisons France Confort	13,808
2,072	Nexity SA	43,608
35	NRJ Group	253
7,071	Pernod-Ricard SA	690,552
4,500	Plastic Omnium SA	104,388
23,442	Publicis Groupe SA	1,084,104
2,030	Rallye SA	57,831
23,195	Safran SA	796,411
28,556	Schneider Electric SA	1,520,411
6,316	Sequana SA*	23,814
21,307	Total SA	915,700
3,875	Unibail-Rodamco SE	639,981
2,498	Valeo SA	105,564
9,700	Vallourec SA(b)	362,132
48,846	Veolia Environnement SA(b)	557,701
50,562	Vivendi SA(b)	816,312

	Total France	20,000,498

Germany — 9.0%
38,899	Adidas AG	2,894,352
22,496	Allianz SE	2,033,157
1,233	Aurubis AG	56,229
23,547	BASF SE	1,641,154
1,152	Bauer AG	24,623
11,885	Bayer AG	751,361
22,465	Bayerische Motoren Werke AG	1,696,822
71	Bilfinger Berger AG	5,471
789	Cewe Color Holding AG*	29,749
40,523	Daimler AG, Registered Shares	1,875,038

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
54,598	Deutsche Lufthansa AG	$572,485
70,712	Deutsche Telekom AG	697,041
5,295	Freenet AG	72,755
20,611	Fresenius Medical Care AG & Co. KGaA	1,367,985
61,343	GEA Group AG	1,560,627
42	Gerresheimer AG	1,841
319	Gesco AG	23,058
834	Grammer AG	14,135
25,308	Hannover Rüeckversicherung AG	1,353,265
2,305	Indus Holding AG	64,697
90,794	Infineon Technologies AG	716,986
31,007	Kabel Deutschland Holding AG*	1,758,620
1,411	Leoni AG	57,675
4,118	Linde AG	631,752
23,530	Metro AG	676,436
1,053	Muehlbauer Holding AG & Co. KGaA*	30,330
1,720	Rheinmetall AG	70,953
43,683	SAP AG	2,505,642
20,989	Siemens AG	1,725,708
5,988	Sixt AG	107,704
6,123	SMA Solar Technology AG	185,749
26,913	Symrise AG	755,725
4,921	Volkswagen AG	740,343

	Total Germany	26,699,468

Greece — 0.0%
3,416	Eurobank Properties Real Estate Investment Co.	10,262
978	Hellenic Petroleum SA	5,755
6,005	Metka SA	43,426
5,855	Motor Oil Hellas Corinth Refineries SA*	33,295
4,414	Mytilineos Holdings SA*	9,058

	Total Greece	101,796

Hong Kong — 3.4%
387,800	AIA Group Ltd.	1,264,104
558,000	Belle International Holdings Ltd., Class A Shares	892,915
66,500	China Mobile Ltd.	672,154
97,200	China Resources Enterprise Ltd.	308,074
272,000	China Ting Group Holdings Ltd.	16,821
1,102,000	China Unicom Hong Kong Ltd.	1,499,339
490,000	COSCO Pacific Ltd.	602,280
197,598	CSI Properties Ltd.	7,638
298,000	Emperor International Holdings	49,529
102,000	Glorious Sun Enterprises Ltd.	33,643
333,000	Hang Lung Properties Ltd.	1,061,876
80,200	Hong Kong Exchanges & Clearing Ltd.	1,131,469
41,110	Jardine Strategic Holdings Ltd.	1,244,400
65,100	Kingboard Chemical Holdings Ltd.	140,072
17,000	Kowloon Development Co., Ltd.	16,581
84,000	Norstar Founders Group Ltd.(c)(d)*	0
418,000	Oriental Press Group	45,239
596,000	Pacific Andes International Holdings Ltd.	36,475
25,000	Pacific Textile Holdings Ltd.	16,363
74,000	Regal Hotels International Holdings Ltd.	29,842
23,000	SmarTone Telecommunications Holding Ltd.	42,909
48,000	SOCAM Development Ltd.	47,496
52,000	Sun Hung Kai Properties Ltd.	587,567
81,000	SUNeVision Holdings Ltd.	11,480
53,000	Sunlight Real Estate Investment Trust	16,593
44,400	Swire Pacific Ltd., Class A Shares	478,810
476,000	Victory City International Holdings Ltd.	46,610

	Total Hong Kong	10,300,279

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
Ireland — 2.1%
24,164	Accenture PLC, Class A Shares	$1,379,764
12,518	Beazley PLC	26,032
21,600	Covidien PLC	1,118,448
54,728	CRH PLC	929,862
77,459	Shire PLC	2,181,130
88,103	Total Produce PLC	49,229
18,524	United Drug PLC	50,379
51,444	WPP PLC	613,351

	Total Ireland	6,348,195

Israel — 2.0%
11,940	Alony Hetz Properties & Investments Ltd.	53,403
61,543	Check Point Software Technologies Ltd.*	3,153,464
6,907	Clal Industries & Investments Ltd.	21,540
1,653	Gilat Satellite Networks Ltd.*	5,413
15,241	Industrial Buildings Corp.*	18,019
53	Paz Oil Co., Ltd.	5,919
635	Plasson Industries Ltd.	15,990
66,533	Teva Pharmaceutical Industries Ltd., ADR	2,607,428

	Total Israel	5,881,176

Italy — 0.3%
6,700	Astaldi SpA	38,663
1,912	Autostrada Torino-Milano SpA	9,213
1,662	Danieli & C Officine Meccaniche SpA	20,011
2,075	Engineering Ingegneria Informatica SpA	53,329
7,083	Hera SpA	9,947
22,770	Immobiliare Grande Distribuzione	17,311
11,593	Iren SpA*	5,123
33,154	KME Group SpA*	12,054
4,825	Lottomatica Group SpA	83,923
87,800	Prada SpA	540,726
6,432	Recordati SpA	42,102
740	Reply SpA	16,009
9,252	Società Iniziative Autostradali e Servizi SpA	56,546

	Total Italy	904,957

Japan — 13.6%
40,000	Achilles Corp.	51,606
15,700	Airport Facilities Co., Ltd.	67,786
32,800	Aisin Seiki Co., Ltd.	1,028,601
9,000	Akita Bank Ltd. (The)	22,188
3,000	Alpha Systems Inc.	39,050
1,700	Aoyama Trading Co., Ltd.	39,522
1,100	As One Corp.	19,672
4,000	ASKA Pharmaceutical Co., Ltd.	20,591
700	Autobacs Seven Co., Ltd.	36,303
21,000	Bank of Nagoya Ltd. (The)	58,479
10,000	Bank of Saga Ltd. (The)	23,248
2,500	Bank of the Ryukyus Ltd.	29,731
10,350	Belluna Co., Ltd.	78,003
24,100	Bridgestone Corp.	516,264
81,469	Canon Inc.	3,278,116
45,000	Chuetsu Pulp & Paper Co., Ltd.	81,050
1,000	Coca-Cola Central Japan Co., Ltd.	12,940
4,200	Corona Corp.	51,129
531	Dai-ichi Life Insurance Co., Ltd. (The)	533,137
10,000	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	41,898

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
2,000	Daishi Bank Ltd. (The)	$5,876
9,400	Daito Trust Construction Co., Ltd.	828,511
3,800	DCM Holdings Co., Ltd.	25,727
22,900	Dena Co., Ltd.	478,564
4,200	EDION Corp.	22,318
27,000	Eighteenth Bank Ltd. (The)	64,840
21,520	FANUC Corp.	3,716,553
170,000	Fujitsu Ltd.	744,843
6,000	Fuso Pharmaceutical Industries Ltd.	15,482
24,000	Gakken Holdings Co., Ltd.	46,599
8,000	Gun-Ei Chemical Industry Co., Ltd.	21,153
5,000	Hakuto Co., Ltd.	46,816
12,000	Hanwa Co., Ltd.	44,453
5,300	Hibiya Engineering Ltd.	53,281
31,000	Higashi-Nippon Bank Ltd. (The)	64,546
3,400	Hitachi Capital Corp.	48,469
400	Hogy Medical Co., Ltd.	16,299
13,000	Hokuetsu Bank Ltd. (The)	23,747
95,400	Honda Motor Co., Ltd.	3,061,184
5,600	Hosiden Corp.	33,978
31,000	Hoya Corp.	665,658
36,600	Ibiden Co., Ltd.	647,051
11,600	Inabata & Co., Ltd.	67,124
1,200	Ines Corp.	8,400
22,000	Jaccs Co., Ltd.	60,982
2,000	Japan Pulp & Paper Co., Ltd.	6,489
52	Japan Rental Housing Investments Inc., Class A Shares	24,245
15,000	J-Oil Mills Inc.	45,986
2,900	Kaga Electronics Co., Ltd.	28,672
800	Kato Sangyo Co., Ltd.	15,564
181	KDDI Corp.	1,120,195
1,600	Kissei Pharmaceutical Co., Ltd.	26,365
600	Kohnan Shoji Co., Ltd.	7,733
12,300	Kojima Co., Ltd.	47,293
93,269	Komatsu Ltd.	2,237,455
30,000	Kurabo Industries Ltd.	50,968
36,200	Kuraray Co., Ltd.	461,488
4,000	Kyodo Printing Co., Ltd.	9,350
3,000	KYORIN Holdings Inc.	62,081
2,000	Kyudenko Corp.	11,701
138,000	Marubeni Corp.	884,920
17,000	Marudai Food Co., Ltd.	59,501
8,000	Maruzen Showa Unyu Co., Ltd.	24,015
10,000	Mie Bank Ltd. (The)	21,332
1,500	Mirait Holdings Corp.	10,174
114,200	Mitsubishi Corp.	2,239,216
8,000	Mitsui Home Co., Ltd.	39,037
29,000	Miyazaki Bank Ltd. (The)	65,198
1,500	Nafco Co., Ltd.	26,059
1,800	Nagase & Co., Ltd.	21,016
3,200	Namura Shipbuilding Co., Ltd.	9,851
6,300	NEC Capital Solutions Ltd.	76,934
2,700	NEC Fielding Ltd.	32,730
200	NEC Mobiling Ltd.	7,792
23,000	Nihon Yamamura Glass Co., Ltd.	50,533
28,000	Nippon Road Co., Ltd. (The)	91,921
23,900	Nippon Telegraph & Telephone Corp.	1,031,896
118,300	Nissan Motor Co., Ltd.	1,145,448
5,000	Nissin Corp.	12,838
19,450	NKSJ Holdings Inc.	358,267
4,000	Nohmi Bosai Ltd.	23,555
23,500	Nomura Research Institute Ltd.	508,814

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
5,000	Okuwa Co., Ltd.	$58,313
8,300	Onoken Co., Ltd.	67,643
5,000	Otsuka Kagu Ltd.	48,668
3,800	Paltac Corp.*	50,725
1,236	Rakuten Inc.	1,323,073
6,400	Round One Corp.	33,764
4,600	Ryoyo Electro Corp.	48,477
500	S Foods Inc.	4,318
500	Sangetsu Co., Ltd.	12,027
2,000	Sanki Engineering Co., Ltd.	9,580
100	Sanoh Industrial Co., Ltd.	852
5,800	Sanshin Electronics Co., Ltd.	37,118
45,000	Sekisui Chemical Co., Ltd.	384,556
19,000	Senko Co., Ltd.	84,461
7,700	Senshukai Co., Ltd.	50,163
42,300	Seven & I Holdings Co., Ltd.	1,274,646
7,000	Shimamura Co., Ltd.	794,916
6,000	Shinko Shoji Co., Ltd.	46,292
9,000	Sinanen Co., Ltd.	37,593
95	SKY Perfect JSAT Holdings Inc.	38,893
64,700	Sony Financial Holdings Inc.	928,949
19,000	Sumikin Bussan Corp.	46,114
40,400	Sumitomo Mitsui Financial Group Inc.	1,181,268
284,000	Sumitomo Mitsui Trust Holdings Inc.	718,299
43,000	Sumitomo Realty & Development Co., Ltd.	905,205
7,000	Taihei Dengyo Kaisha Ltd.	47,212
20,000	Takiron Co., Ltd.	64,125
3,600	Tohokushinsha Film Corp.	29,891
9,000	Tokyo Energy & Systems Inc.	40,812
25,000	Tokyo Tekko Co., Ltd.	77,601
5,800	Toppan Forms Co., Ltd.	45,268
1,700	Torii Pharmaceutical Co., Ltd.	33,594
193,000	Toshiba Corp.	727,279
43,849	Toyota Motor Corp.	1,702,765
11,100	TSI Holdings Co., Ltd.	60,261
27,000	Uchida Yoko Co., Ltd.	77,256
14,000	Unicharm Corp.	757,361
11,300	UNY Co., Ltd.	117,785
800	Vital KSK Holdings Inc.	7,327
2,200	Yachiyo Bank Ltd. (The)	42,941
74,000	Yaskawa Electric Corp.	555,815
18,000	Yodogawa Steel Works Ltd.	65,070
7,200	Yokohama Reito Co., Ltd.	51,412
2,000	Yurtec Corp.	7,230

	Total Japan	40,435,318

Jersey, Channel Islands — 0.0%
8,592	Phoenix Group Holdings	54,264

Liechtenstein — 0.0%
1,510	Liechtensteinische Landesbank AG	61,404

Luxembourg — 0.5%
17,517	Millicom International Cellular SA	1,497,746

Mexico — 0.9%
1,006,800	América Móvil SAB de CV	1,182,248
601,900	Wal-Mart de Mexico SAB de CV, Class V Shares	1,447,234

	Total Mexico	2,629,482

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
Netherlands — 4.4%
94	ASM International NV	$3,196
21,669	ASML Holding NV	993,806
10,465	BE Semiconductor Industries NV	71,799
2,022	Heijmans NV	13,778
310,558	ING Groep NV*	1,793,252
71,247	Koninklijke Ahold NV	836,806
37,569	LyondellBasell Industries NV, Class A Shares	1,482,473
5,825	Mediq NV	68,293
3,591	Nieuwe Steen Investments NV	27,634
148,680	Reed Elsevier NV(b)	1,541,699
64,506	Royal Dutch Shell PLC, Class B Shares	2,065,302
62,298	SBM Offshore NV*	813,255
42,627	Sensata Technologies Holding NV*	1,309,075
96	Wereldhave NV	5,857
63,774	Yandex NV, Class A Shares(b)*	1,271,016
27,226	Ziggo NV*	774,106

	Total Netherlands	13,071,347

New Zealand — 0.0%
22,185	Nuplex Industries Ltd.	36,727
2,455	Ryman Healthcare Ltd.	6,189
6,410	Vector Ltd.	12,975

	Total New Zealand	55,891

Norway — 1.6%
5,481	Atea ASA	51,774
11,436	Austevoll Seafood ASA	39,282
274	Cermaq ASA	2,866
105,277	DNB ASA	948,814
2,869	Fred Olsen Energy ASA	87,379
20,940	Kvaerner ASA	43,841
2,208	Leroy Seafood Group ASA	29,525
32,378	Pronova BioPharma AS	52,960
12,184	SpareBank 1 SMN	58,193
71,314	Statoil ASA	1,608,550
62,100	Telenor ASA	907,574
41,516	TGS Nopec Geophysical Co. ASA	1,032,178

	Total Norway	4,862,936

Singapore — 0.8%
74,600	AIMS AMP Capital Industrial REIT	65,972
181,000	Chip Eng Seng Corp., Ltd.	55,461
95,000	Frasers Commercial Trust	70,010
179,000	Lippo Malls Indonesia Retail Trust	51,377
16,000	Mapletree Logistics Trust	12,101
50,000	Metro Holdings Ltd.	30,060
8,444	Miclyn Express Offshore Ltd.	15,004
4,016	OM Holdings Ltd.*	1,579
279,000	SembCorp. Industries Ltd.	1,045,358
156,000	Singapore Telecommunications Ltd.	375,145
28,000	Stamford Land Corp., Ltd.	12,164
21,000	United Engineers Ltd.	34,699
47,000	United Overseas Bank Ltd.	644,969
2,000	Venture Corp., Ltd.	12,381

	Total Singapore	2,426,280

South Africa — 0.2%
41,413	MTN Group Ltd.	652,652

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
South Korea — 2.0%
2,396	Hyundai Mobis	$562,213
6,768	Hyundai Motor Co.	1,398,892
9,469	POSCO, ADR	717,087
3,263	Samsung Electronics Co., Ltd.	3,347,305

	Total South Korea	6,025,497

Spain — 0.8%
81,280	Banco Bilbao Vizcaya Argentaria SA	462,401
1,500	Bolsas y Mercados Españoles SA	25,951
1,724	Corp Financiera Alba	50,147
2,045	Duro Felguera SA	11,250
974	Grupo Catalana Occidente SA	11,414
11,867	Inditex SA	980,249
10,700	Red Electrica Corp SA	395,828
11,608	Técnicas Reunidas SA	415,427

	Total Spain	2,352,667

Sweden — 1.6%
6,276	B&B Tools AB, Class B Shares	53,100
3,492	Bilia AB, Class A Shares	45,639
7,792	Billerud AB	59,763
922	Boliden AB	11,758
757	Duni AB	5,520
7,870	Elekta AB, Class B Shares	377,108
11,030	Haldex AB	51,290
40,392	Hennes & Mauritz AB, Class B Shares	1,199,179
35,433	Hexagon AB, Class B Shares	626,395
9,983	Klovern AB	32,550
7,059	Nolato AB, Class B Shares	63,852
7,667	Peab AB	34,913
5,089	Saab AB, Class B Shares	78,763
47,083	Sandvik AB	586,206
84,962	Svenska Cellulosa AB, Class B Shares	1,208,599
16,700	Svenska Handelsbanken AB, Class A Shares	466,391

	Total Sweden	4,901,026

Switzerland — 8.0%
600	Acino Holding AG*	68,379
565	BKW AG	18,584
43,207	Credit Suisse Group AG*	818,902
6,915	Ferrexpo PLC	21,005
312	Helvetia Holding AG	86,966
2,009	Implenia AG*	61,117
86,966	Julius Baer Group Ltd.*	2,727,116
6,197	Kudelski SA	47,529
100,244	Nestlé SA	5,681,199
59,811	Novartis AG	3,106,465
32,328	Roche Holding AG	5,045,478
1,893	Schweizerische National-Versicherungs-Gesellschaft AG	64,312
4,919	Swatch Group AG (The)	1,891,436
2,340	Syngenta AG	749,205
310	Valora Holding AG	53,871
119,805	Xstrata PLC	1,702,452
7,525	Zurich Insurance Group AG*	1,538,544

	Total Switzerland	23,682,560

Taiwan — 0.4%
92,976	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,276,560

Thailand — 0.3%
66,300	Bangkok Bank PCL, NVDR	374,635
82,900	Kasikornbank PCL, NVDR	403,375

	Total Thailand	778,010

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
United Kingdom — 20.4%
12,382	Aberdeen Asset Management PLC	$46,348
13,623	Aero Inventory PLC(c)(d)*	0
73,603	AMEC PLC	1,095,232
1,311	Amlin PLC	6,424
1,396	Anglo Pacific Group PLC	5,017
185,368	ARM Holdings PLC	1,446,264
149,160	Aviva PLC	600,838
538	Bellway PLC	5,739
152,284	BG Group PLC	2,914,635
104,135	BHP Billiton PLC	2,718,140
1,173	Bodycote PLC	6,850
41,164	British American Tobacco PLC	1,939,365
162,435	British Sky Broadcasting Group PLC	1,721,478
139,006	Britvic PLC	710,038
14,475	Cable & Wireless Communications PLC	6,083
25,740	Cable & Wireless Worldwide PLC	13,473
97,934	Capita Group PLC (The)	932,300
1,272	Carillion PLC	5,110
34,903	Carnival PLC	1,121,529
420,767	Centrica PLC	2,005,375
14,449	Computacenter PLC	81,372
9,574	Cookson Group PLC	92,395
12,904	Dairy Crest Group PLC	62,455
83,714	Debenhams PLC	99,874
46,027	Diageo PLC	1,096,823
10,940	Drax Group PLC	92,265
1,962	DS Smith PLC	4,328
3,295	easyJet PLC	25,403
23,042	Firstgroup PLC	74,608
7,949	Galliford Try PLC	73,590
827	Genus PLC	16,140
4,321	GKN PLC	12,181
146,083	GlaxoSmithKline PLC	3,235,878
8,581	Greene King PLC	64,650
13,939	Hill & Smith Holdings PLC	71,340
27,500	Home Retail Group PLC	33,063
181,138	HSBC Holdings PLC	1,430,620
368,879	HSBC Holdings PLC, London Shares	2,895,087
6,031	Hunting PLC	77,573
10,249	Imperial Tobacco Group PLC	369,745
107,411	Inmarsat PLC	710,964
25,242	Intermediate Capital Group PLC	96,040
21,765	Interserve PLC	99,943
25,590	JKX Oil & Gas PLC*	40,306
2,913	John Menzies PLC	26,676
10,591	John Wood Group PLC	114,201
511,320	Kingfisher PLC	2,221,137
22,687	Laird PLC	65,735
64,934	Logica PLC	110,927
18,394	Lookers PLC	16,292
5,558	Mapeley Ltd.(c)(d)*	86
46,520	Marston’s PLC	70,585
26,372	Melrose Resources PLC	38,186
17,997	Mondi PLC	140,553
8,192	Morgan Sindall Group PLC	82,654
39,999	Pace PLC	56,377
48,028	Pearson PLC	841,179

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
13,349	Phoenix IT Group Ltd.	$38,041
182,604	Premier Oil PLC*	957,769
3,594	Provident Financial PLC	60,345
265,805	Prudential PLC	2,776,044
43,937	PV Crystalox Solar PLC*	4,988
53,982	Reckitt Benckiser Group PLC	2,863,819
85,525	Reed Elsevier PLC	629,730
145,004	Rexam PLC	900,604
44,180	Rio Tinto PLC	1,891,925
111,728	ROK PLC(c)(d)*	0
271,451	Rolls-Royce Holdings PLC(c)*	3,437,136
26,000	SABMiller PLC	959,207
82,194	Smith & Nephew PLC	767,267
25,319	St. Ives PLC	27,691
155,190	Standard Chartered PLC	3,129,226
3,451	Synergy Health PLC	43,325
2,583	TalkTalk Telecom Group PLC	6,088
2,269	Tate & Lyle PLC	23,488
283,211	Tesco PLC	1,319,899
16,151	Tullett Prebon PLC	68,119
65,611	Tullow Oil PLC	1,437,175
22,477	Unilever PLC	706,667
113,505	United Utilities Group PLC	1,148,719
977,750	Vodafone Group PLC	2,605,598
36,326	Weir Group PLC (The)	863,969
2,929	WH Smith PLC	21,715
34,389	Whitbread PLC	986,884
29,961	William Hill PLC	124,841
214,230	WM Morrison Supermarkets PLC	911,460
18,132	WSP Group PLC	72,480

	Total United Kingdom	60,725,688

United States — 1.6%
9,754	Perrigo Co.	1,013,343
23,475	Schlumberger Ltd.	1,484,794
12,725	Wynn Resorts Ltd.	1,311,184
14,900	Yum! Brands Inc.	1,048,364

	Total United States	4,857,685

	TOTAL COMMON STOCKS (Cost — $272,516,912)	285,514,969

PREFERRED STOCKS — 0.5%

Australia — 0.0%
117	Multiplex SITES Trust*	8,492

Germany — 0.5%
63	Draegerwerk AG & Co. KGaA, 0.240%	6,452
635	Sixt AG, 5.020%	10,598
8,300	Volkswagen AG, 2.480%	1,324,626

	Total Germany	1,341,676

Italy — 0.0%
337	Unipol Gruppo Finanziario SpA*	3,616

United Kingdom — 0.0%
30,426,028	Rolls-Royce Holdings PLC(c)(d)*	46,868

	TOTAL PREFERRED STOCKS (Cost — $788,565)	1,400,652

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares		Security	Value
RIGHTS — 0.0%

Finland — 0.0%
12,939		Technopolis Oyj*	$1,600

Italy — 0.0%
22,770		Immobiliare Grande Distribuzione(c)*	0

		TOTAL RIGHTS (Cost — $0)	1,600

WARRANTS — 0.2%

Luxembourg — 0.2%
		Idea Cellular Ltd.:
330,341		expires 3/13/17 (a)(c)*	447,117
36,658		expires 3/13/17 (a)(c)*	49,488

		TOTAL WARRANTS (Cost — $671,967)	496,605

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $273,977,444)	287,413,826

Face Amount†
SHORT-TERM INVESTMENTS (e) — 5.2%
MONEY MARKET FUND — 1.7%
5,109,890		Invesco STIT - Liquid Assets Portfolio (f)
		(Cost — $5,109,890)	5,109,890

TIME DEPOSITS — 3.5%
4,541,732		Bank of America - London, 0.030% due 6/1/12	4,541,732
4,232,893		Bank of New York Mellon - Grand Cayman, 0.030% due 6/1/12	4,232,893
		BBH - Grand Cayman:
427,762	CHF	0.005% due 6/1/12	440,379
379,222	HKD	0.005% due 6/1/12	48,859
697,391	JPY	0.010% due 6/1/12	8,908
3,126	SGD	0.010% due 6/1/12	2,425
8,499	EUR	0.040% due 6/1/12	10,507
39,582	GBP	0.068% due 6/1/12	60,972
297	CAD	0.242% due 6/1/12	287
240	SEK	0.650% due 6/1/12	33
58	AUD	2.968% due 6/1/12	56
605,460	NOK	JPMorgan Chase & Co. - London, 0.650% due 6/1/12	99,033
860,182		Wells Fargo - Grand Cayman, 0.030% due 6/1/12	860,182

		TOTAL TIME DEPOSITS (Cost — $10,306,266)	10,306,266

		TOTAL SHORT-TERM INVESTMENTS (Cost — $15,416,156)	15,416,156

		TOTAL INVESTMENTS — 101.4% (Cost — $289,393,600#)	302,829,982

		Liabilities in Excess of Other Assets — (1.4)%	(4,135,259)

		TOTAL NET ASSETS — 100.0%	$298,694,723

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	All or a portion of this security is on loan (See Note 1).
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(d)	Illiquid security.
(e)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 3.5%.
(f)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Schedules of Investments

(unaudited) (continued)

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro Dollar
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
NOK	— Norwegian Krone
NVDR	— Non-Voting Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar

Summary of Investments by Security Sector^

Financials	15 .9%
Consumer Discretionary	15 .5
Industrials	11 .5
Information Technology	10 .1
Consumer Staples	9 .9
Health Care	9 .0
Materials	8 .1
Energy	8 .1
Telecommunication Services	5 .0
Utilities	1 .8
Short-Term Investments	5 .1

100 .0%

^	As a percentage of total investments.

For details of other financial instruments held by this fund, refer to Note 3.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value
COMMON STOCKS — 91.3%

Argentina — 0.3%
47,453	Arcos Dorados Holdings Inc., Class A Shares(a)	$641,565
128,679	YPF SA, ADR	1,645,804

	Total Argentina	2,287,369

Brazil — 15.1%
94,377	Banco Bradesco SA, ADR	1,381,679
1,241,942	Banco do Brasil SA	12,319,325
94,300	BM&FBovespa SA	446,653
48,100	BR Properties SA	546,306
41,300	BRF - Brasil Foods SA	642,979
437,100	CCR SA	3,403,581
183,200	Cia de Bebidas das Américas, ADR	7,025,720
27,700	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	1,931,521
199,225	Cia Energética de Minas Gerais, ADR	3,432,647
41,900	Cia Hering	870,730
438,100	Cia Siderúrgica Nacional SA, ADR	2,838,888
362,448	Cielo SA	9,797,107
137,500	Gafisa SA, ADR(a)*	342,375
37,500	Iochpe-Maxion SA	466,832
12,400	Itaú Unibanco Holding SA, ADR	179,428
50,712	Lojas Renner SA	1,462,568
218,700	Natura Cosméticos SA	4,696,694
333,687	OGX Petróleo e Gas Participações SA*	1,704,638
32,616	Oi SA, ADR(a)	392,697
768,084	PDG Realty SA Empreendimentos e Participações	1,279,981
198,673	Petróleo Brasileiro SA, ADR	3,886,044
262,231	Petróleo Brasileiro SA, Class A Shares, ADR	4,956,166
827,300	Redecard SA	12,719,802
351,800	Souza Cruz SA	4,711,023
86,891	Telefónica Brasil SA, ADR	2,052,365
61,700	Ultrapar Participações SA	1,269,651
297,543	Vale SA	5,547,249
710,777	Vale SA, Class B Shares, ADR	13,014,327

	Total Brazil	103,318,976

Canada — 0.4%
153,300	First Quantum Minerals Ltd.	2,679,288

Chile — 0.2%
906,639	Empresa Nacional de Electricidad SA	1,393,220

China — 11.5%
428,000	Agile Property Holdings Ltd.	493,539
733,000	Agricultural Bank of China Ltd., Class H Shares	297,488
31,508	Baidu Inc., ADR*	3,710,697
5,187,400	Bank of China Ltd., Class H Shares	1,985,000
1,697,000	Baoxin Auto Group Ltd.(a)*	1,289,995
802,500	BBMG Corp., Class H Shares	637,947
528,000	China Communications Construction Co., Ltd., Class H Shares*	496,605

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value
19,218,580	China Construction Bank Corp., Class H Shares	$13,395,931
509,000	China Merchants Bank Co., Ltd., Class H Shares*	986,325
3,529,000	China Minsheng Banking Corp., Ltd., Class H Shares	3,360,086
1,748,000	China National Building Material Co., Ltd., Class H Shares	2,121,518
3,472,000	China Petroleum & Chemical Corp., Class H Shares	3,091,093
3,415,500	China Railway Construction Corp., Ltd., Class H Shares	2,666,744
440,000	China Shanshui Cement Group Ltd.	349,211
239,000	China Shenhua Energy Co., Ltd., Class H Shares	842,189
810,000	China Telecom Corp., Ltd., Class H Shares*	372,570
4,857,805	CNOOC Ltd.	8,762,387
254	Country Garden Holdings Co., Ltd.	95
216,000	Daphne International Holdings Ltd.	233,769
492,000	Dongfeng Motor Group Co., Ltd., Class H Shares*	831,674
287,000	Dongyue Group(a)	187,475
150,000	ENN Energy Holdings Ltd.*	576,886
8,407,590	Evergrande Real Estate Group Ltd.(a)*	4,625,447
542,800	Guangzhou R&F Properties Co., Ltd., Class H Shares	718,931
81,500	Hengan International Group Co., Ltd.	778,091
11,758,050	Industrial & Commercial Bank of China, Class H Shares	7,195,869
50,800	Inner Mongolia Yitai Coal Co., Class B Shares	259,080
563,000	Jiangxi Copper Co., Ltd., Class H Shares	1,186,714
1,222,000	Lenovo Group Ltd.	1,039,129
52,400	NetEase Inc., ADR*	3,267,664
859,500	PetroChina Co., Ltd., Class H Shares	1,086,349
582,000	PICC Property & Casualty Co., Ltd., Class H Shares	646,375
139,000	Ping An Insurance Group Co. of China Ltd., Class H Shares	1,023,494
2,909,000	Shanghai Electric Group Co., Ltd., Class H Shares	1,323,039
640,500	Soho China Ltd.	435,720
139,900	Tencent Holdings Ltd.	3,846,506
618,000	Weichai Power Co., Ltd., Class H Shares(a)*	2,731,096
1,289,000	Yanzhou Coal Mining Co., Ltd., Class H Shares*	2,178,919
350,000	Zhejiang Expressway Co., Ltd., Class H Shares	241,255

	Total China	79,272,902

Colombia — 0.3%
70,019	Pacific Rubiales Energy Corp.	1,832,583

Egypt — 1.2%
808,067	Commercial International Bank Egypt SAE	3,384,784
67,875	Eastern Tobacco	951,261
95,597	Orascom Construction Industries	4,083,448

	Total Egypt	8,419,493

France — 0.4%
59,615	CFAO SA	2,530,723

Hong Kong — 3.8%
163,000	China Mengniu Dairy Co., Ltd.	449,423
556,000	China Mobile Ltd.	5,619,817
102,613	China Mobile Ltd., ADR	5,205,557
547,000	China Overseas Land & Investment Ltd.	1,145,941
871,000	China Resources Land Ltd.	1,640,665
196,000	China Resources Power Holdings Co., Ltd.	354,045
1,691,000	China Unicom Hong Kong Ltd.	2,300,710
516,000	COSCO Pacific Ltd.	634,238
714,000	Galaxy Entertainment Group Ltd.(a)*	1,736,819

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value
346,000	Guangdong Investment Ltd.	$226,907
4,853,200	Huabao International Holdings Ltd.(a)	2,063,462
18,615,500	REXLot Holdings Ltd.	1,439,065
106,000	Shanghai Industrial Holdings Ltd.	296,360
2,083,000	Shimao Property Holdings Ltd.(a)	2,780,375
660,000	Shougang Fushan Resources Group Ltd.	215,989
636,000	Yuexiu Property Co., Ltd.	153,233

	Total Hong Kong	26,262,606

Hungary — 0.5%
269,632	OTP Bank PLC	3,682,090

India — 2.1%
52,834	Ambuja Cements Ltd., GDR(b)	142,282
14,453	Dr. Reddy’s Laboratories Ltd., ADR	425,352
7,235	GAIL India Ltd., GDR	253,225
41,964	HDFC Bank Ltd., ADR*	1,173,313
21,642	ICICI Bank Ltd., ADR	609,222
141,081	Infosys Ltd., ADR(a)	5,939,511
172,546	ITC Ltd., GDR(b)*	708,301
5,540	Larsen & Toubro Ltd., GDR	115,786
62,678	Mahindra & Mahindra Ltd., GDR	707,635
84,761	Reliance Industries Ltd., London Shares, GDR(c)	2,052,911
10,054	State Bank of India Ltd., London Shares, GDR	727,910
72,318	Sterlite Industries India Ltd., ADR	482,361
40,717	Tata Motors Ltd., ADR	846,506
2,400	Ultratech Cement Ltd., GDR	60,612
12,309	Wipro Ltd., ADR(a)	105,857

	Total India	14,350,784

Indonesia — 4.0%
14,479,849	Adaro Energy Tbk PT	2,264,402
118,175	Astra International Tbk PT	808,367
484,500	Bank Central Asia Tbk PT	360,798
7,161,162	Bank Mandiri Persero Tbk PT	5,256,598
843,000	Bank Rakyat Indonesia Persero Tbk PT	506,697
764,000	Charoen Pokphand Indonesia Tbk PT	213,351
511,000	Indo Tambangraya Megah Tbk PT	1,837,426
6,588,000	Perusahaan Gas Negara PT	2,593,149
2,240,500	Semen Gresik Persero Tbk PT	2,609,944
917,500	Tambang Batubara Bukit Asam Tbk PT	1,464,096
561,996	Telekomunikasi Indonesia Tbk PT	466,337
209,500	Telekomunikasi Indonesia Tbk PT, ADR(a)	6,821,319
950,878	United Tractors Tbk PT	2,336,732

	Total Indonesia	27,539,216

Luxembourg — 0.3%
59,876	Oriflame Cosmetics SA	1,794,929

Malaysia — 0.6%
66,000	AirAsia Bhd	73,247
77,600	Alliance Financial Group Bhd	100,311
34,800	Berjaya Sports Toto Bhd	45,753
156,800	British American Tobacco Malaysia Bhd	2,691,319
114,000	DiGi.Com Bhd	143,769

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value
36,600	Genting Bhd	$115,394
14,800	Hong Leong Financial Group Bhd	55,994
74,700	Malayan Banking Bhd	206,077
68,200	Petronas Chemicals Group Bhd	144,066
14,400	Petronas Gas Bhd	78,089
42,700	RHB Capital Bhd	100,027
65,300	Sime Darby Bhd	199,292
65,400	Telekom Malaysia Bhd	111,139
68,000	Tenaga Nasional Bhd	143,000
14,700	UMW Holdings Bhd	37,031

	Total Malaysia	4,244,508

Mexico — 4.0%
17,800	Alfa SAB de CV, Class A Shares	222,692
469,567	América Móvil SAB de CV, Class L Shares, ADR	11,062,998
8,850	Desarrolladora Homex SAB de CV, ADR*	114,785
12,200	Fomento Económico Mexicano SAB de CV, ADR	961,726
527,400	Genomma Lab Internacional SAB de CV, Class B Shares*	937,806
31,400	Grupo Financiero Banorte SAB de CV, Class O Shares	140,706
2,753,319	Grupo Mexico SAB de CV, Class B Shares	7,291,840
223,300	Grupo Televisa SAB	851,567
156,300	Grupo Televisa SAB, ADR	2,968,137
14,455	Industrias Peñoles SAB de CV	553,675
1,211,100	Kimberly-Clark de Mexico SAB de CV, Class A Shares	2,108,675
62,394	Wal-Mart de Mexico SAB de CV, Class V Shares	150,023

	Total Mexico	27,364,630

Netherlands — 0.0%
17,000	VimpelCom Ltd., ADR	125,290

Nigeria — 0.0%
28,570	Guaranty Trust Bank PLC, GDR(c)	133,965

Pakistan — 0.6%
1,197,300	Oil & Gas Development Co., Ltd.	1,995,713
1,190,889	Pakistan Petroleum Ltd.	2,466,978

	Total Pakistan	4,462,691

Peru — 0.8%
94,985	Cia de Minas Buenaventura SA, ADR	3,717,713
17,100	Credicorp Ltd.	2,133,567

	Total Peru	5,851,280

Philippines — 1.4%
344,800	Aboitiz Power Corp.	280,683
332,900	Ayala Land Inc.	150,562
223,034	Bank of the Philippine Islands	344,117
2,555,400	Energy Development Corp.	353,078
99,010	First Philippine Holdings Corp.	163,478
1,563,000	Metro Pacific Investments Corp.	154,770
209,446	Metropolitan Bank & Trust	433,603
119,700	Philippine Long Distance Telephone Co., ADR	6,424,299
39,570	SM Investments Corp.	641,503
995,000	SM Prime Holdings Inc.	291,912
164,060	Universal Robina Corp.	245,571

	Total Philippines	9,483,576

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value
Poland — 0.2%
22,542	Bank Pekao SA*	$893,669
4,661	Powszechny Zaklad Ubezpieczeñ SA	387,914

	Total Poland	1,281,583

Russia — 8.1%
1	Federal Grid Co. Unified Energy System JSC*	0
553,467	Gazprom OAO, ADR	4,851,138
700,380	Gazprom OAO, London Shares, ADR	6,149,336
62,887	Globaltrans Investment PLC, GDR	1,002,419
23,735	Lukoil OAO	1,234,220
31,440	Lukoil OAO, ADR	1,641,042
119,831	Lukoil OAO, London Shares, ADR	6,219,229
96,173	Magnit OJSC, GDR(c)	2,365,856
631,201	Mobile Telesystems OJSC, ADR(a)	10,503,185
6,070	NovaTek OAO, GDR	576,650
180,535	Rosneft Oil Co.	1,254,718
149,447	Rosneft Oil Co., GDR	919,099
4,741,022	Sberbank of Russia	11,710,324
69,762	Severstal OAO	837,144
41,371	Sistema JSFC, London Shares, GDR	706,617
25,823	Tatneft, ADR	786,827
908,942	TNK-BP Holding	2,226,908
80,538	Uralkali OJSC, GDR	2,786,615

	Total Russia	55,771,327

South Africa — 9.8%
189,022	African Bank Investments Ltd.	804,655
74,540	AngloGold Ashanti Ltd.	2,695,233
42,964	AVI Ltd.	245,136
82,189	Barloworld Ltd.	814,863
217,961	Bidvest Group Ltd.	4,571,538
26,758	Exxaro Resources Ltd.	593,277
1,284,386	FirstRand Ltd.	3,876,363
72,100	Foschini Group Ltd. (The)	1,005,789
62,125	Gold Fields Ltd.	831,469
170,722	Growthpoint Properties Ltd.	414,201
48,282	Imperial Holdings Ltd.	935,597
15,109	Kumba Iron Ore Ltd.	929,708
36,254	Liberty Holdings Ltd.	369,256
163,602	Life Healthcare Group Holdings Ltd.	559,916
51,995	Massmart Holdings Ltd.	996,089
248,066	MTN Group Ltd.	3,909,417
850,407	Murray & Roberts Holdings Ltd.*	2,671,243
64,789	Naspers Ltd., Class N Shares	3,408,732
195,844	Nedbank Group Ltd.	3,786,753
851,032	Pretoria Portland Cement Co., Ltd.	2,779,934
28,788	Remgro Ltd.	445,150
798,156	Sanlam Ltd.	3,129,216
93,588	Sasol Ltd.	3,961,498
10,600	Sasol Ltd., ADR	450,288

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value
377,538	Shoprite Holdings Ltd.	$6,098,523
299,718	Standard Bank Group Ltd.	4,004,694
128,434	Tiger Brands Ltd.	3,635,372
422,715	Truworths International Ltd.	4,074,082
323,968	Vodacom Group Ltd.	3,854,072
319,323	Woolworths Holdings Ltd.	1,824,553

	Total South Africa	67,676,617

South Korea — 14.2%
8,655	Daelim Industrials Co., Ltd.	730,964
19,840	DGB Financial Group Inc.	246,214
8,087	Dongbu Insurance Co., Ltd.	323,686
1,562	Doosan Corp.	165,396
7,727	GS Holdings	362,622
65,179	Hana Financial Group Inc.	2,053,925
45,298	Hite Jinro Co., Ltd.	786,623
1,186	Honam Petrochemical Corp.	251,165
10,920	Hotel Shilla Co., Ltd.	497,667
15,433	Hyundai Engineering & Construction Co., Ltd.	869,373
592	Hyundai Glovis Co., Ltd.	104,559
3,746	Hyundai Heavy Industries Co., Ltd.	847,253
25,450	Hyundai Marine & Fire Insurance Co., Ltd.	633,825
22,387	Hyundai Mobis	5,253,028
43,125	Hyundai Motor Co.	8,913,595
1,734	Hyundai Steel Co.	124,413
69,860	Industrials Bank of Korea	710,140
235,929	KB Financial Group Inc.	7,374,655
1,651	KCC Corp.	413,974
15,392	Kia Motors Corp.	1,045,691
692,168	Korea Life Insurance Co., Ltd.*	3,570,778
2,850	KT Corp.	67,478
122,427	KT&G Corp.	8,151,429
2,281	LG Chem Ltd.	562,280
12,454	LG Corp.	580,237
21,796	NHN Corp.	4,477,366
18,719	POSCO	5,740,176
24,375	Samsung Electronics Co., Ltd.	25,004,764
24,530	Samsung Heavy Industries Co., Ltd.	759,485
350,311	Shinhan Financial Group Co., Ltd.	11,261,585
7,798	SK Holdings Co., Ltd.	809,195
2,519	SK Innovation Co., Ltd.	298,738
6,361	SK Telecom Co., Ltd.	649,302
112,840	Woongjin Coway Co., Ltd.	3,374,208
80,490	Woori Finance Holdings Co., Ltd.	750,013

	Total South Korea	97,765,802

Taiwan — 5.8%
2,308,000	Advanced Semiconductor Engineering Inc.	2,181,949
332,547	Asia Cement Corp.	396,737
47,000	Asustek Computer Inc.	470,283
559,666	Chinatrust Financial Holding Co., Ltd.	311,841
335,000	Chipbond Technology Corp.	440,583
182,936	Chunghwa Telecom Co., Ltd.	552,200
494,000	Compal Electronics Inc.	509,176
211,000	Coretronic Corp.	194,887

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value
78,000	Delta Electronics Inc.	$217,174
195,206	Far Eastern New Century Corp.	197,283
87,000	Farglory Land Development Co., Ltd.	140,478
206,000	Formosa Chemicals & Fibre Corp.	544,609
194,830	Formosa Plastics Corp.	509,210
1,910,302	Fubon Financial Holding Co., Ltd.	1,895,471
113,000	Highwealth Construction Corp.	181,514
1,595,803	Hon Hai Precision Industry Co., Ltd.	4,672,805
505,746	Hon Hai Precision Industry Co., Ltd., London Shares, GDR	2,935,856
44,283	HTC Corp.	637,229
70,260	HTC Corp., GDR	4,050,489
243,000	Lite-On Technology Corp.	310,642
529,000	MediaTek Inc.	4,673,583
808,980	Mega Financial Holding Co., Ltd.	561,754
47,000	MStar Semiconductor Inc.	284,686
138	Pacific Electric Wire & Cable Co., Ltd.(d)*	0
361,270	Pou Chen Corp.	312,524
138,927	Silitech Technology Corp.	317,075
86,988	Taiwan Mobile Co., Ltd.	275,094
2,046,031	Taiwan Semiconductor Manufacturing Co., Ltd.	5,826,826
396,715	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	5,446,896
164,381	Tripod Technology Corp.	457,684
1,225,000	United Microelectronics Corp.	537,029

	Total Taiwan	40,043,567

Thailand — 2.1%
4,250	Advanced Info Service PCL	23,882
153,200	Advanced Info Service PCL, NVDR	860,863
224,800	Bangkok Bank PCL, NVDR	1,270,256
51,250	Banpu PCL	723,984
305,300	Charoen Pokphand Foods PCL	364,194
2,941,900	CP ALL PCL	3,163,085
846,400	CP ALL PCL, NVDR	910,036
188,000	Kasikornbank PCL, NVDR	914,770
112,300	PTT Exploration & Production PCL	553,480
185,129	PTT Global Chemical PCL, NVDR	315,280
102,600	PTT PCL, NVDR	1,008,124
272,800	Siam Cement PCL	3,399,831
348,300	Thai Oil PCL, NVDR	617,766

	Total Thailand	14,125,551

Turkey — 3.0%
970,540	Akbank TAS	2,969,127
367	Aktas Electric Ticaret AŞ(d)*	0
4,595	Anadolu Efes Biracilik Ve Malt Sanayii AŞ	53,023
41,444	Arcelik AŞ	173,944
5,207	BIM Birleşik Mağazalar AŞ	210,996
33,568	Enka Inşaat ve Sanayi AŞ	72,426
9,640	Ford Otomotiv Sanayi AŞ	83,558
80,105	Haci Ömer Sabanci Holding AŞ	316,430
903,762	KOC Holding AŞ	2,832,745
14,917	Koza Altin İşletmeleri AŞ	252,193
12,628	Tüpras Türkiye Petrol Rafinerileri AŞ	235,182
46,333	Türk Telekomunikasyon AŞ	158,654
1,138,997	Turkcell İletişim Hizmetleri AŞ*	4,976,083

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value
963,667	Türkiye Garanti Bankasi AŞ	$3,092,920
53,034	Türkiye Halk Bankasi AŞ	325,912
2,460,151	Türkiye Iş Bankasi, Class C Shares	4,964,667
47,318	Türkiye Sise ve Cam Fabrikalari AŞ	64,760

	Total Turkey	20,782,620

United Kingdom — 0.0%
4,656	British American Tobacco PLC	218,831

United States — 0.6%
50,158	Las Vegas Sands Corp.	2,316,297
59,881	Southern Copper Corp.	1,703,614

	Total United States	4,019,911

	TOTAL COMMON STOCKS (Cost — $574,137,642)	628,715,928

EXCHANGE TRADED SECURITIES — 1.7%

United States — 1.7%
118,369	iPath® MSCI India Index ETN(a)*	5,563,343
166,600	Vanguard MSCI Emerging Markets ETF	6,334,132

	TOTAL EXCHANGE TRADED SECURITIES (Cost — $13,312,621)	11,897,475

PREFERRED STOCKS — 1.9%

Brazil — 1.5%
60,500	Banco Bradesco SA, 0.700%	888,184
42,432	Banco do Estado do Rio Grande do Sul, 2.110%, Class B Shares	336,720
64,399	Cia Energética de Minas Gerais, 4.250%	1,123,653
396,009	Itaú Unibanco Holding SA, 0.620%	5,754,774
79,622	Itaúsa - Investimentos Itaú SA, 0.700%	347,908
202,958	Klabin SA, 3.160%	855,620
41,345	Telefónica Brasil SA, 2.040%	984,283

	Total Brazil	10,291,142

Russia — 0.1%
533	AK Transneft OAO, 1.640%	700,895

South Korea — 0.3%
3,027	Samsung Electronics Co., Ltd., 0.680%	1,823,123

	TOTAL PREFERRED STOCKS (Cost — $10,126,053)	12,815,160

RIGHTS — 0.0%

Philipines — 0.0%
	Ayala Land Inc.(d)*
332,900	(Cost $0)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $597,576,316)	653,428,563

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS (e) — 7.0%
MONEY MARKET FUND — 2.8%
19,009,370		Invesco STIT - Liquid Assets Portfolio (f)
		(Cost — $19,009,370)	$19,009,370

TIME DEPOSITS — 4.2%
7,487,154		Bank of America - London, 0.030% due 6/1/12	7,487,154
		BBH - Grand Cayman:
173,960	HKD	0.005% due 6/1/12	22,413
1,685	EUR	0.040% due 6/1/12	2,083
773	GBP	0.068% due 6/1/12	1,191
2,978,855	ZAR	4.629% due 6/1/12	349,141
10,842,060		HSBC Bank - Grand Cayman, 0.030% due 6/1/12	10,842,060
10,517,480		Wells Fargo - Grand Cayman, 0.030% due 6/1/12	10,517,480

		TOTAL TIME DEPOSITS (Cost — $29,221,522)	29,221,522

		TOTAL SHORT-TERM INVESTMENTS (Cost — $48,230,892)	48,230,892

		TOTAL INVESTMENTS — 101.9% (Cost — $645,807,208#)	701,659,455

		Liabilities in Excess of Other Assets — (1.9)%	(12,855,968)

		TOTAL NET ASSETS — 100.0%	$688,803,487

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Illiquid security.
(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(e)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 4.2%.
(f)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
ETF	— Exchange-Traded Fund
EUR	— Euro Dollar
GBP	— British Pound
GDR	— Global Depositary Receipt
HKD	— Hong Kong Dollar
NVDR	— Non-Voting Depositary Receipt
PLC	— Public Limited Company
ZAR	— South African Rand

Schedules of Investments

(unaudited) (continued)

Summary of Investments by Security Sector^

Financials	22 .3%
Information Technology	15 .0
Energy	11 .2
Materials	10 .2
Telecommunication Services	9 .8
Consumer Staples	8 .4
Consumer Discretionary	7 .5
Industrials	4 .9
Utilities	1 .8
Funds	1 .7
Health Care	0 .3
Short-Term Investments	6 .9

100 .0%

^	As a percentage of total investments.

For details of other financial instruments held by this fund, refer to Note 3.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
MORTGAGE-BACKED SECURITIES — 29.9%
FHLMC — 9.1%
		Federal Home Loan Mortgage Corp. (FHLMC):
$15,529		11.500% due 10/1/15	$15,622
1,720		9.500% due 6/1/16	1,727
92,304		8.500% due 11/1/16 - 7/1/17	99,033
18,481		8.000% due 1/1/17 - 6/1/17	19,099
57,009		2.625% due 12/1/34 (a)	60,689
63,371		2.755% due 1/1/35 (a)	67,818
606,166		2.833% due 3/1/36 (a)(b)	649,910
58,365		2.342% due 2/1/37 (a)	61,477
148,036		2.242% due 5/1/37 (a)	156,487
133,202		3.798% due 5/1/37 (a)	141,680
1,250,988		5.933% due 5/1/37 (a)	1,365,999
165,455		3.129% due 3/1/41 (a)	173,887
		Gold:
448		7.000% due 6/1/12 - 8/1/12	453
14,000,313		5.500% due 10/1/13 - 6/1/40(b)(c)	13,176,484
1,872,332		6.500% due 7/1/14 - 9/1/39(b)	2,104,548
2,445,270		6.000% due 5/1/16 - 6/1/39	2,683,091
8,859		8.500% due 2/1/18	9,852
3,590,412		5.000% due 6/1/21 - 4/1/41	3,883,668
10,117,694		3.500% due 12/1/25 - 6/1/41(c)	10,647,900
6,455,000		2.500% due 6/1/27 (c)	6,641,590
3,000,000		3.000% due 6/15/27 (c)	3,134,531
13,238,381		4.500% due 4/1/29 - 8/1/41	14,376,120
52,225,056		4.000% due 9/1/40 - 6/1/42(c)	55,877,809

		TOTAL FHLMC	115,349,474

FNMA — 16.7%
		Federal National Mortgage Association (FNMA):
48,698,100		4.000% due 5/1/13 - 5/1/42	52,018,214
10,053,479		5.500% due 2/1/14 - 7/1/42(c)	10,988,858
2,326		8.500% due 4/1/17	2,616
9,051		8.000% due 8/1/17	9,450
1,233,605		4.761% due 2/1/20	1,420,141
1,246,492		4.671% due 7/1/20	1,434,112
1,302,007		3.975% due 11/1/20	1,455,931
14,267,075		6.000% due 9/1/21 - 4/1/40	15,753,191
168		9.500% due 11/1/21	172
11,693,164		5.000% due 12/1/21 - 10/1/40(c)	12,687,252
1,552,070		3.265% due 1/1/22	1,673,606
18,265,267		4.500% due 3/1/24 - 12/1/41(c)	19,661,499
58,513,819		3.500% due 10/1/25 - 6/1/42(b)(c)	61,724,221
11,568,790		3.000% due 8/1/26 - 6/1/42(c)	12,055,054
525,622		7.000% due 9/1/26 - 4/1/37(b)	596,992
1,798,106		2.500% due 1/1/27 - 6/1/27(c)	1,854,734
47,119		2.815% due 3/1/30 (a)(b)	47,412
783,592		2.669% due 3/1/34 (a)	827,360
16,706		2.489% due 12/1/34 (a)	17,782
166,924		2.495% due 12/1/34 (a)	177,741
263,735		2.385% due 9/1/35 (a)	280,939
185,682		2.061% due 10/1/35 (a)	192,909
256,997		2.145% due 10/1/35 (a)	268,147

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
FNMA — 16.7% — (continued)
$222,651		2.030% due 11/1/35 (a)(b)	$231,489
126,773		2.106% due 11/1/35 (a)	131,729
60,831		2.114% due 11/1/35 (a)	63,663
53,168		2.118% due 11/1/35 (a)	55,617
47,159		2.123% due 11/1/35 (a)	49,242
59,780		2.130% due 11/1/35 (a)	62,547
44,783		2.143% due 11/1/35 (a)	46,828
661,379		2.250% due 1/1/36 (a)	700,349
350,386		5.725% due 6/1/36 (a)	380,515
523,799		2.646% due 8/1/36 (a)	559,056
887,501		6.210% due 9/1/36 (a)	957,590
87,756		2.660% due 12/1/36 (a)	94,080
386,596		5.807% due 2/1/37 (a)	420,432
624,337		2.502% due 4/1/37 (a)	662,350
804,153		5.501% due 4/1/37 (a)	867,956
854,737		5.646% due 5/1/37 (a)	925,786
867,814		5.924% due 8/1/37 (a)	943,860
979,044		6.500% due 9/1/37 - 5/1/40	1,106,443
247,588		2.978% due 2/1/41 (a)	259,381
5,000,000		4.000% due 6/1/41 (c)	5,325,390
611,906		3.238% due 7/1/41 (a)	644,032
1,900,000		4.500% due 6/1/42 (c)	2,038,640

		TOTAL FNMA	211,675,308

GNMA — 4.1%
		Government National Mortgage Association (GNMA):
3,273		9.500% due 12/15/16 - 8/15/17	3,305
28,992		8.500% due 1/20/17 - 8/15/30	31,944
18,247		9.000% due 4/20/17 - 9/15/30	20,750
106,771		1.625% due 2/20/26 - 10/20/27(a)(b)	110,888
1,367		8.000% due 3/20/30 (b)	1,758
36,332		2.375% due 5/20/30 (a)(b)	37,775
1,620,852		4.500% due 9/15/33 - 10/20/41(b)	1,790,113
2,038,564		6.000% due 12/15/33 - 6/1/41(c)	2,295,825
604,900		6.500% due 1/15/34 - 10/15/38	696,676
7,242,649		5.000% due 10/15/34 - 8/15/41(c)	8,022,138
1,941,697		5.500% due 5/15/37 - 6/1/41(c)	2,160,458
948,096		4.000% due 6/15/41 - 7/15/41	1,039,786
15,000,000		3.500% due 6/1/42 (c)	16,012,500
		Government National Mortgage Association II (GNMA):
745,973		6.000% due 11/20/38 - 4/20/41	839,543
1,021,296		5.000% due 7/20/40 - 9/20/41	1,133,219
10,149,102		4.500% due 10/20/40 - 6/20/41	11,212,709
965,447		4.000% due 11/20/40 - 12/20/41	1,056,761
5,100,000		3.500% due 6/1/42 - 7/1/42(c)	5,430,178

		TOTAL GNMA	51,896,326

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $368,329,320)	378,921,108

ASSET-BACKED SECURITIES — 1.1%
Automobiles — 0.2%
1,050,000	AAA	AmeriCredit Automobile Receivables Trust, Series 2011-2, Class A3, 1.610% due 10/8/15	1,057,978

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Automobiles — 0.2% — (continued)
$960,000	AAA	Santander Drive Auto Receivables Trust, Series 2012-2, Class A3, 1.220% due 12/15/15	$963,399

		Total Automobiles	2,021,377

Credit Card — 0.1%
1,695,000	AAA	Arran Funding Ltd., Series 2012-1A, Class A1, 0.939% due 7/15/15(a)(d)	1,696,510

Student Loan — 0.8%
200,000	AA+	Access Group Inc., Series 2005-2, Class A3, 0.647% due 11/22/24(a)	193,129
870,387	AA+	CIT Education Loan Trust, Series 2007-1, Class A, 0.564% due 3/25/42(a)(d)	793,134
100,000	AA+	Education Funding Capital Trust I, Series 2004-1, Class A5, 1.450% due 6/15/43(a)	93,950
850,000	AA+	EFS Volunteer LLC, Series 2010-1, Class A2, 1.316% due 10/25/35(a)(d)	808,785
1,767,268	AAA	Keycorp Student Loan Trust, Series 2002-A, Class 1A2, 0.657% due 8/27/31(a)	1,618,321
500,000	AA+	Nelnet Education Loan Funding Inc., Series 2004-2A, Class A5C, 1.090% due 2/25/39(a)	439,190
		SLM Student Loan Trust:
918,261	AAA	Series 2012-A, Class A1, 1.639% due 8/15/25(a)(d)	924,727
1,725,000	AAA	Series 2005-4, Class A3, 0.586% due 1/25/27(a)	1,593,116
204,247	AA+	Series 2003-4, Class A5A, 1.224% due 3/15/33(a)(d)	196,785
880,000	AA+	Series 2005-5, Class A5, 1.216% due 10/25/40(a)	776,985
1,737,230	AAA	Series 2010-A, Class 2A, 3.489% due 5/16/44(a)(b)(d)	1,804,115
705,000	Aaa(e)	Series 2012-C, Class A2, 3.310% due 10/15/46(d)	704,910

		Total Student Loan	9,947,147

		TOTAL ASSET-BACKED SECURITIES (Cost - $13,692,810)	13,665,034

COLLATERALIZED MORTGAGE OBLIGATIONS — 14.4%
		Accredited Mortgage Loan Trust:
135,165	AAA	Series 2005-3, Class A1, 0.479% due 9/25/35(a)	128,559
2,800,000	B-	Series 2007-1, Class A4, 0.459% due 2/25/37(a)	1,211,530
132,291	AAA	ACE Securities Corp., Series 2004-SD1, Class A1, 0.729% due 11/25/33(a)	127,789
160,834	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 0.889% due 6/25/29(a)	71,302
		American Home Mortgage Assets:
959,920	CCC	Series 2006-1, Class 2A1, 0.429% due 5/25/46(a)(b)	507,979
2,599,082	CCC	Series 2006-3, Class 2A11, 1.092% due 10/25/46(a)	1,312,870
880,000	AAA	Arkle Master Issuer PLC, Series 2010-2A, Class 1A1, 1.866% due 5/17/60(a)(d)	883,185
807,654	AAA	Asset Backed Funding Certificates, Series 2004-OPT5, Class A1, 0.589% due 6/25/34(a)(b)	603,228
		Asset Backed Securities Corp. Home Equity:
96,665	AAA	Series 2004-HE6, Class A1, 0.514% due 9/25/34(a)(b)	86,984
1,956,000	BBB-	Series 2005-HE5, Class M3, 0.719% due 6/25/35(a)	1,441,692
5,500,000	A-	Series 2006-HE3, Class A5, 0.509% due 3/25/36(a)	1,782,743
5,474,086	AA+	Avoca CLO I BV, Series III-X, Class A, 1.433% due 9/15/21(a)	6,405,463
		Banc of America Commercial Mortgage Inc.:
1,280,000	AAA	Series 2005-2, Class A5, 4.857% due 7/10/43(a)	1,394,308
855,000	A+	Series 2007-2, Class A4, 5.634% due 4/10/49(a)	969,771
		Banc of America Funding Corp.:
1,771	AAA	Series 2003-1, Class A1, 6.000% due 5/20/33	1,876
1,272,836	AAA	Series 2006-G, Class 2A3, 0.410% due 7/20/36(a)	1,250,900
1,578,069	CCC	Series 2007-5, Class 3A1, 6.000% due 7/25/37	1,347,652
1,801,693	CCC	Series 2007-8, Class 2A1, 7.000% due 10/25/37	1,080,353
		Banc of America Merrill Lynch Commercial Mortgage Inc.:
57,000	A	Series 2005-3, Class AM, 4.727% due 7/10/43	58,587
117,000	A+	Series 2006-1, Class AM, 5.421% due 9/10/45(a)	123,769
1,530,000	AAA	Series 2006-2, Class A4, 5.731% due 5/10/45(a)	1,741,955
1,310,000	A+	Series 2006-3, Class A4, 5.889% due 7/10/44(a)	1,476,221
1,010,000	Aaa(e)	Series 2007-1, Class A3, 5.449% due 1/15/49	1,064,544
435,000	BBB-	Series 2007-2, Class AM, 5.644% due 4/10/49(a)	423,329

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 14.4% — (continued)
		Banc of America Mortgage Securities Inc.:
$245,201	AAA	Series 2004-F, Class 1A1, 2.748% due 7/25/34(a)(b)	$220,161
969,664	CCC	Series 2006-B, Class 4A1, 6.114% due 11/20/46(a)	798,225
245,998	AAA	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 0.914% due 2/28/44(a)	230,155
		Bear Stearns Adjustable Rate Mortgage Trust:
26,828	AAA	Series 2002-11, Class 1A1, 5.715% due 2/25/33(a)(b)	26,461
412,066	AAA	Series 2005-2, Class A2, 3.078% due 3/25/35(a)(b)	403,831
341,477	CCC	Series 2005-4, Class 3A1, 4.950% due 8/25/35(a)(b)	276,259
929,606	CCC	Series 2007-3, Class 1A1, 3.160% due 5/25/47(a)(b)	617,756
		Bear Stearns ALT-A Trust:
429,197	B-	Series 2005-2, Class 2A4, 2.805% due 4/25/35(a)	319,976
330,986	AAA	Series 2005-4, Class 23A2, 2.882% due 5/25/35(a)(b)	282,977
463,030	CCC	Series 2005-7, Class 22A1, 2.833% due 9/25/35(a)(b)	314,764
		Bear Stearns Asset Backed Securities Trust:
1,508,510	AAA	Series 2005-TC2, Class A3, 0.609% due 8/25/35(a)	1,391,466
655,586	CCC	Series 2007-HE7, Class 1A1, 1.239% due 10/25/37(a)(b)	416,574
		Bear Stearns Commercial Mortgage Securities:
1,765,000	Aaa(e)	Series 2003-T12, Class A4, 4.680% due 8/13/39(a)	1,823,423
210,000	A-	Series 2005-PW10, Class AM, 5.449% due 12/11/40(a)	216,584
1,540,000	Aaa(e)	Series 2005-T20, Class A4A, 5.144% due 10/12/42(a)	1,716,679
550,000	AAA	Series 2006-PW13, Class A4, 5.540% due 9/11/41	624,765
200,000	AAA	Series 2007-PW17, Class A3, 5.736% due 6/11/50	208,499
69,028	B	Bear Stearns Second Lien Trust, Series 2007-SV1A, Class A1, 0.459% due 12/25/36(a)(b)(d)	68,137
966,887	BBB	Bear Stearns Structured Products Inc., Series 2007-EMX1, Class A1, 1.239% due 3/25/37(a)(d)	850,885
1,700,000	A+	Centex Home Equity, Series 2006-A, Class AV4, 0.489% due 6/25/36(a)	973,264
		Chase Funding Mortgage Loan Asset-Backed Certificates:
832	AAA	Series 2002-2, Class 2A1, 0.739% due 5/25/32(a)	754
1,013	AAA	Series 2002-3, Class 2A1, 0.879% due 8/25/32(a)	752
822,227	BBB	Chase Mortgage Finance Corp., Series 2007-A1, Class 5A1, 2.865% due 2/25/37(a)(b)	767,673
		Commercial Mortgage Pass Through Certificates:
440,000	Aa3(e)	Series 2006-C8, Class AM, 5.347% due 12/10/46	441,557
270,000	A	Series 2007-C9, Class A4, 5.811% due 12/10/49(a)	312,127
		Countrywide Alternative Loan Trust:
629,964	BB+	Series 2005-24, Class 4A1, 0.470% due 7/20/35(a)	365,557
418,393	CCC	Series 2005-27, Class 2A3, 1.712% due 8/25/35(a)	255,405
756,766	CCC	Series 2005-59, Class 1A1, 0.570% due 11/20/35(a)	419,959
1,108,882	CCC	Series 2006-OA17, Class 1A1A, 0.435% due 12/20/46(a)(b)	563,163
493,573	CCC	Series 2006-OA21, Class A1, 0.430% due 3/20/47(a)	247,876
2,794,529	CCC	Series 2006-OA22, Class A1, 0.399% due 2/25/47(a)	1,663,477
1,062,009	CCC	Series 2006-OA9, Class 2A1A, 0.450% due 7/20/46(a)(b)	390,137
		Countrywide Asset-Backed Certificates:
1,635	B-	Series 2001-BC3, Class A, 0.719% due 12/25/31(a)	895
5,025	AAA	Series 2002-3, Class 1A1, 0.979% due 5/25/32(a)	4,055
12,759	AAA	Series 2003-BC2, Class 2A1, 0.839% due 6/25/33(a)	11,242
36,193	AAA	Series 2004-SD4, Class A1, 0.619% due 12/25/34(a)(d)	34,456
44,718	BBB	Series 2005-4, Class AF3, 4.456% due 10/25/35(a)	43,089
670,777	CCC	Series 2006-13, Class 3AV2, 0.389% due 1/25/37(a)	458,917
645,099	CCC	Series 2006-SD3, Class A1, 0.569% due 7/25/36(a)(d)	284,725
674,665	AA-	Series 2007-13, Class 2A2, 1.039% due 10/25/47(a)	453,037
407,160	AA-	Series 2007-8, Class 2A1, 0.299% due 11/25/37(a)	400,372
		Countrywide Home Loan Mortgage Pass Through Trust:
62,894	CCC	Series 2004-R2, Class 1AF1, 0.659% due 11/25/34(a)(d)	49,910
288,034	CC	Series 2005-11, Class 3A3, 2.929% due 4/25/35(a)	129,128

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 14.4% — (continued)
$188,680	CCC	Series 2005-11, Class 6A1, 0.539% due 3/25/35(a)	$114,250
519,612	CC	Series 2005-R1, Class 1AF1, 0.599% due 3/25/35(a)(d)	409,001
		Credit Suisse First Boston Mortgage Securities Corp.:
39,065	Aaa(e)	Series 2002-CP3, Class A3, 5.603% due 7/15/35	39,041
764,628	AAA	Series 2004-AR7, Class 2A1, 2.845% due 11/25/34(a)	730,240
541,340	D	Series 2005-10, Class 5A6, 5.500% due 11/25/35	415,992
1,021,809	B+	Series 2005-6, Class 8A1, 4.500% due 7/25/20	1,003,483
2,800,000	Aaa(e)	Series 2010-UD1, Class A, 5.774% due 12/18/49(a)(b)(d)	3,102,518
		Credit Suisse Mortgage Capital Certificates:
130,000	AAA	Series 2006-C1, Class A4, 5.430% due 2/15/39(a)	145,821
2,934,000	A+	Series 2006-C5, Class A3, 5.311% due 12/15/39	3,244,895
813,968	Aaa(e)	Series 2007-C1, Class AAB, 5.336% due 2/15/40	846,919
325,954	AAA	Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB4, Class A5, step bond to yield, 6.280% due 5/25/35(b)	286,805
560,000	Aaa(e)	DBRR Trust, Series 2011-LC2, Class A4A, 4.537% due 7/12/44(a)(d)	634,632
186,635	CCC	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 0.640% due 11/19/44(a)	102,597
		EMC Mortgage Loan Trust:
5,970	BB(f)	Series 2002-B, Class A1, 0.889% due 2/25/41(a)(d)	4,954
32,614	BBB-	Series 2003-A, Class A1, 0.789% due 8/25/40(a)(d)	24,432
1,212,838	A	Equifirst Mortgage Loan Trust, Series 2003-2, Class M2, 1.939% due 9/25/33(a)	1,046,737
		Extended Stay America Trust:
755,000	A	Series 2010-ESHA, Class C, 4.860% due 11/5/27(d)	763,757
555,000	BBB	Series 2010-ESHA, Class D, 5.498% due 11/5/27(d)	563,913
424,985	AA+	Federal Home Loan Bank (FHLB), Series 9W-2012, Class 1, 4.770% due 9/20/12	429,703
		Federal Home Loan Mortgage Corp. (FHLMC):
8,053	NR	Series 1865, Class DA, 26.108% due 2/15/24(a)	9,961
801,771	NR	Series T-61, Class 1A1, 1.537% due 7/25/44(a)(b)	833,807
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
131,024	AAA(f)	Series 2808, Class FT, 0.589% due 4/15/33(a)	131,129
203,340	NR	Series 3062, Class MC, 5.250% due 3/15/35	209,277
747,780	NR	Series 3345, Class FP, 0.439% due 11/15/36(a)	746,815
776,827	NR	Series 3345, Class PF, 0.419% due 5/15/36(a)	775,496
1,137,969	NR	Series 3451, Class SB, 5.791% due 5/15/38(a)	131,753
555,092	NR	Series 3621, Class SB, 5.991% due 1/15/40(a)	84,786
8,866,652	NR	Series 3866, Class SA, 5.711% due 5/15/41(a)	1,039,097
429,613	NR	Series R007, Class ZA, 6.000% due 5/15/36	508,290
		Federal National Mortgage Association (FNMA):
37,893	NR	Series 2000-34, Class F, 0.689% due 10/25/30(a)(b)	38,066
184,386	NR	Series 2000-T6, Class A3, 3.828% due 1/25/28(a)	196,307
64,372	NR	Series 2002-T6, Class A1, 3.310% due 2/25/32	66,733
40,020	NR	Series 2004-88, Class HA, 6.500% due 7/25/34	42,529
		Federal National Mortgage Association (FNMA), REMICS:
97,338	NR	Series 2002-34, Class FE, 0.640% due 5/18/32(a)(b)	97,828
204,337	NR	Series 2004-38, Class FK, 0.589% due 5/25/34(a)	204,783
1,408,365	NR	Series 2005-117, Class LC, 5.500% due 11/25/35	1,546,747
588,133	NR	Series 2005-27, Class ND, 5.500% due 3/25/32	607,084
230,772	NR	Series 2005-64, Class EA, 5.250% due 6/25/32	239,515
138,494	NR	Series 2005-69, Class LE, 5.500% due 11/25/33	143,762
4,228,503	NR	Series 2006-27, Class SH, 6.461% due 4/25/36(a)	729,284
4,088,213	NR	Series 2006-51, Class SP, 6.411% due 3/25/36(a)	668,942
2,975,789	NR	Series 2007-68, Class SC, 6.461% due 7/25/37(a)	437,621
5,000,571	NR	Series 2008-18, Class SM, 6.761% due 3/25/38(a)	816,768

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 14.4% — (continued)
$1,270,829	NR	Series 2009-101, Class NS, 5.921% due 12/25/39(a)	$161,862
464,633	NR	Series 2010-118, Class YB, 6.261% due 10/25/40(a)	70,754
902,228	NR	Series 2010-142, Class SM, 6.291% due 12/25/40(a)	148,465
1,641,589	NR	Series 2010-27, Class SG, 4.761% due 4/25/40(a)	163,748
555,000	NR	Series 2011-52, Class GB, 5.000% due 6/25/41	638,601
1,333,610	NR	Series 2011-87, Class SJ, 5.711% due 9/25/41(a)	218,002
1,074,639	NR	Series 2011-90, Class QI, 5.000% due 5/25/34	154,483
756,953	NR	Series 2011-96, Class BS, 6.191% due 5/25/41(a)	168,327
780,000	NR	Series 2011-99, Class DB, 5.000% due 10/25/41	899,012
1,500,000	NR	Series 2012-25, Class B, 6.500% due 3/25/42	1,790,308
1,900,000	NR	Series 2012-35, Class MB, 5.500% due 4/25/42	2,169,562
900,000	NR	Series 2012-46, Class BA, 6.000% due 5/25/42	1,027,252
1,400,000	NR	Series 2012-51, Class B, 7.000% due 5/25/42	1,681,863
		FHLMC Multifamily Structured Pass Through Certificates:
3,027,131	NR	Series K006, Class AX1, 1.057% due 1/25/20(a)	191,929
2,262,378	NR	Series K007, Class X1, 1.234% due 4/25/20(a)	162,847
1,831,854	NR	Series K008, Class X1, 1.680% due 6/25/20(a)	183,149
935,285	NR	Series K009, Class X1, 1.512% due 8/25/20(a)	82,181
972,714	NR	Series K014, Class X1, 1.276% due 4/25/21(a)	83,116
1,142,981	AAA(f)	Series K016, Class X1, 1.585% due 10/25/21(a)	131,200
748,946	AAA(f)	Series K017, Class X1, 1.460% due 12/25/21(a)	77,435
4,356,192	NR	Series K702, Class X1, 1.562% due 2/25/18(a)	317,734
6,513,361	AAA(f)	Series K704, Class X1, 2.010% due 8/25/18(a)	661,882
4,000,000	CCC	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF13, Class A2D, 0.479% due 10/25/36(a)	1,701,720
1,075,000	AAA	Ford Credit Floorplan Master Owner Trust, Series 2011-2, Class A1, 1.320% due 9/15/15	1,080,611
645,000	BBB+	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4, 5.543% due 12/10/49	706,319
120,000	AAA	GMAC Commercial Mortgage Securities Inc., Series 2006-C1, Class A4, 5.238% due 11/10/45(a)	130,223
981,764	BBB+	GMAC Mortgage Corp. Loan Trust, Series 2004-VF1, Class A1, 0.989% due 2/25/31(a)(d)	854,859
		Government National Mortgage Association (GNMA):
79,966	NR	Series 2000-35, Class F, 0.789% due 12/16/25(a)(b)	80,714
69,149	NR	Series 2002-21, Class FV, 0.639% due 3/16/32(a)(b)	69,656
5,346,283	NR	Series 2008-51, Class GS, 5.991% due 6/16/38(a)	999,507
631,746	NR	Series 2009-106, Class SU, 5.960% due 5/20/37(a)	97,950
173,653	NR	Series 2010-107, Class SG, 5.910% due 2/20/38(a)	23,962
595,213	NR	Series 2010-113, Class BS, 5.760% due 9/20/40(a)	95,396
517,593	NR	Series 2010-121, Class SE, 5.760% due 9/20/40(a)	84,125
771,461	NR	Series 2010-3, Class MS, 6.310% due 11/20/38(a)	114,877
209,648	NR	Series 2010-31, Class GS, 6.260% due 3/20/39(a)	30,882
1,552,124	NR	Series 2010-35, Class AS, 5.510% due 3/20/40(a)	252,638
157,344	NR	Series 2010-37, Class SG, 5.460% due 3/20/40(a)	25,071
523,954	NR	Series 2010-85, Class HS, 6.410% due 1/20/40(a)	83,528
486,661	NR	Series 2010-93, Class PS, 6.460% due 6/20/35(a)	62,294
312,096	NR	Series 2011-11, Class SA, 5.760% due 1/20/41(a)	49,726
77,759	NR	Series 2011-32, Class S, 5.761% due 3/16/41(a)	10,746
240,239	NR	Series 2011-32, Class SD, 5.760% due 3/20/41(a)	37,852
828,396	NR	Series 2011-40, Class SA, 5.891% due 2/16/36(a)	109,090
338,146	NR	Series 2011-70, Class BS, 6.461% due 12/16/36(a)	51,677
931,984	A	Granite Mortgages PLC, Series 2004-3, Class 3A2, 1.416% due 9/20/44(a)	1,369,303
		Greenwich Capital Commercial Funding Corp.:
1,520,000	AAA	Series 2004-GG1, Class A7, 5.317% due 6/10/36(a)	1,612,863
1,210,000	AAA	Series 2005-GG3, Class A4, 4.799% due 8/10/42(a)	1,304,473
3,710,000	A-	Series 2006-GG7, Class A4, 5.874% due 7/10/38(a)	4,202,851

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 14.4% — (continued)
$90,000	BB+	Series 2006-GG7, Class AM, 5.874% due 7/10/38(a)	$92,518
1,815,000	A	Series 2007-GG9, Class A4, 5.444% due 3/10/39	1,986,400
		GS Mortgage Securities Corp. II:
1,225,000	AA-	Series 2005-GG4, Class A4, 4.761% due 7/10/39	1,308,809
755,000	BBB-	Series 2007-GG10, Class A4, 5.786% due 8/10/45(a)	827,134
1,925,000	Aaa(e)	Series 2011-GC5, Class A4, 3.707% due 8/10/44	2,048,644
193,891	B-	GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF, 0.589% due 9/25/35(a)(d)	152,690
282,924	AAA	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 2.651% due 9/25/35(a)(b)	274,510
		Harborview Mortgage Loan Trust:
847,276	BBB+	Series 2004-5, Class 2A6, 2.568% due 6/19/34(a)	763,954
236,880	D	Series 2006-2, Class 1A, 2.936% due 2/25/36(a)	152,782
		Home Equity Asset Trust:
327,396	BBB+	Series 2007-1, Class 2A1, 0.299% due 5/25/37(a)	322,177
56,772	BBB	Series 2007-2, Class 2A1, 0.349% due 7/25/37(a)	55,763
		HSI Asset Securitization Corp. Trust:
246,717	AAA	Series 2006-OPT1, Class 2A3, 0.429% due 12/25/35(a)	226,922
4,475,000	A-	Series 2006-OPT4, Class 2A4, 0.489% due 3/25/36(a)	1,650,371
5,152	AA+	Impac CMB Trust, Series 2003-1, Class 1A1, 1.039% due 3/25/33(a)	4,225
229,238	CCC	Indymac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 5.593% due 11/25/37(a)	183,085
		Indymac Index Mortgage Loan Trust:
111,367	B-	Series 2004-AR15, Class 1A1, 2.686% due 2/25/35(a)	83,644
147,726	CCC	Series 2005-AR15, Class A2, 4.819% due 9/25/35(a)	109,692
1,180,942	D	Series 2007-AR5, Class 1A1, 3.246% due 5/25/37(a)	501,505
1,433,804	CCC	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 0.399% due 8/25/36(a)	391,365
		JP Morgan Chase Commercial Mortgage Securities Corp.:
630,817	AAA	Series 2003-C1, Class A2, 4.985% due 1/12/37	640,702
665,000	Aaa(e)	Series 2003-ML1A, Class A2, 4.767% due 3/12/39	675,580
1,345,000	AA-	Series 2006-LDP7, Class A4, 5.870% due 4/15/45(a)	1,533,061
101,000	BBB+	Series 2006-LDP8, Class AM, 5.440% due 5/15/45	107,418
162,892	B-	JP Morgan Mortgage Acquisition Corp., Series 2007-CH1, Class AF2, step bond to yield, 5.453% due 11/25/36	162,600
		JP Morgan Mortgage Trust:
163,549	AAA	Series 2005-A1, Class 6T1, 4.998% due 2/25/35(a)(b)	163,079
48,167	Caa1(e)	Series 2006-S2, Class 2A2, 5.875% due 6/25/21	46,160
48,435	CCC	Series 2007-S1, Class 1A2, 5.500% due 3/25/22	44,823
		LB-UBS Commercial Mortgage Trust:
40,000	AAA	Series 2006-C1, Class A4, 5.156% due 2/15/31	44,508
30,000	AAA	Series 2006-C6, Class A4, 5.372% due 9/15/39	34,096
360,000	BBB+	Series 2006-C7, Class AM, 5.378% due 11/15/38	353,290
		Lehman XS Trust:
265,959	B	Series 2005-5N, Class 1A1, 0.539% due 11/25/35(a)(g)	172,077
230,182	CC	Series 2005-7N, Class 1A1B, 0.539% due 12/25/35(a)	61,013
6,946,696	D	Series 2007-12N, Class 1A3A, 0.439% due 7/25/47(a)	1,553,511
2,611,295	CCC	Series 2007-16N, Class 2A2, 1.089% due 9/25/47(a)	1,554,480
		MASTR Adjustable Rate Mortgages Trust:
5,600,000	AAA	Series 2004-13, Class 3A7, 2.697% due 11/21/34(a)	5,443,998
131,040	AAA	Series 2004-4, Class 4A1, 2.746% due 5/25/34(a)(b)	116,134
4,972,802	CCC	MASTR Asset Backed Securities Trust, Series 2006-HE5, Class A3, 0.399% due 11/25/36(a)	1,599,196
1,140,519	AAA	MASTR Seasoned Securities Trust, Series 2005-1, Class 4A1, 2.507% due 10/25/32(a)	1,128,545
510,000	CCC	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4, 0.489% due 7/25/37(a)	221,173
		Merrill Lynch Mortgage Investors Inc.:
164,381	AA+	Series 2004-A3, Class 4A3, 5.006% due 5/25/34(a)	163,680
2,150,000	AAA	Series 2006-FF1, Class A2C, 0.439% due 8/25/36(a)	1,881,473

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 14.4% — (continued)
		Merrill Lynch Mortgage Trust:
$860,000	Aaa(e)	Series 2004-KEY2, Class A4, 4.864% due 8/12/39(a)	$915,345
670,000	AAA	Series 2006-C1, Class A4, 5.659% due 5/12/39(a)	762,206
		Merrill Lynch/Countrywide Commercial Mortgage Trust:
1,705,000	A+	Series 2006-4, Class A3, 5.172% due 12/12/49(a)	1,888,851
450,000	Aaa(e)	Series 2007-6, Class A4, 5.485% due 3/12/51(a)	485,446
30,000	AA	Series 2007-8, Class A3, 5.965% due 8/12/49(a)	33,085
814,583	AAA	Mid-State Trust, Series 2004-1, Class A, 6.005% due 8/15/37	861,315
76,346	B1(e)	MLCC Mortgage Investors Inc., Series 2005-1, Class 2A1, 2.280% due 4/25/35(a)	67,883
		Morgan Stanley Capital I Inc.:
1,524,347	Aaa(e)	Series 2003-IQ4, Class A2, 4.070% due 5/15/40	1,551,013
361,201	AAA	Series 2004-SD3, Class A, 0.699% due 6/25/34(a)(d)	319,288
480,000	BBB	Series 2007-HQ12, Class A5, 5.599% due 4/12/49(a)	510,554
200,000	BBB+	Series 2007-IQ14, Class A4, 5.692% due 4/15/49(a)	218,095
550,000	A+	Series 2007-IQ16, Class A4, 5.809% due 12/12/49	632,956
516,402	AAA	Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A2, 2.733% due 10/25/34(a)	449,246
2,500,000	B-	Nationstar Home Equity Loan Trust, Series 2007-A, Class AV4, 0.469% due 3/25/37(a)	1,200,882
		NCUA Guaranteed Notes:
2,226,777	AA+	Series 2010-R1, Class 1A, 0.689% due 10/7/20(a)	2,231,298
2,082,284	AA+	Series 2010-R2, Class 1A, 0.609% due 11/6/17(a)	2,082,929
1,359,479	AA+	Series 2010-R2, Class 2A, 0.709% due 11/5/20(a)	1,361,497
1,242,863	Aaa(e)	Series 2010-R3, Class 1A, 0.799% due 12/8/20(a)	1,248,108
1,034,642	Aaa(e)	Series 2010-R3, Class 2A, 0.799% due 12/8/20(a)	1,039,008
2,130,000	AA+	New Century Home Equity Loan Trust, Series 2005-3, Class M1, 0.719% due 7/25/35(a)	1,988,845
1,225,000	AAA	Nomura Asset Securities Corp., Series 1998-D6, Class A3, 7.287% due 3/15/30(a)	1,273,074
		Opteum Mortgage Acceptance Corp.:
2,095,144	AAA	Series 2005-3, Class APT, 0.529% due 7/25/35(a)	1,732,336
1,094,267	CCC	Series 2006-2, Class A1C, 0.509% due 7/25/36(a)	527,521
		Option One Mortgage Loan Trust:
2,723	AAA	Series 2002-6, Class A2, 1.039% due 11/25/32(a)	2,141
14,141	AAA	Series 2003-1, Class A2, 1.079% due 2/25/33(a)	11,348
745,457	AAA	Park Place Securities Inc., Series 2005-WHQ2, Class A2D, 0.569% due 5/25/35(a)	720,503
		Permanent Master Issuer PLC:
1,000,000	AAA	Series 2011-1A, Class 1A1, 1.867% due 7/15/42(a)(b)(d)	1,005,622
1,900,000	AAA	Series 2011-1A, Class 1A3, 2.057% due 7/15/42(a)(d)	2,363,890
729,911	AAA	Plymouth Rock CLO Ltd., Inc., Series 2010-1A, Class A, 1.966% due 2/16/19(a)(b)(d)	728,262
		Popular ABS Mortgage Pass-Through Trust:
1,066,439	AAA	Series 2005-3, Class AF6, step bond to yield, 4.759% due 7/25/35	1,082,280
2,787,000	AA+	Series 2006-C, Class A4, 0.489% due 7/25/36(a)	1,658,931
2,450,000	BBB+	Series 2006-D, Class A3, 0.499% due 11/25/46(a)	1,324,672
		Prime Mortgage Trust:
482,807	CCC	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35(d)	479,866
201,057	CCC	Series 2006-DR1, Class 1A2, 6.000% due 5/25/35(d)	200,977
1,797,391	CCC	Series 2006-DR1, Class 2A1, 5.500% due 5/25/35(d)	1,563,865
24,557	AAA	Public Service New Hampshire Funding LLC, Series 2001-1, Class A3, 6.480% due 5/1/15	25,256
		Residential Accredit Loans Inc.:
145,900	AAA	Series 2005-QA1, Class A1, 0.539% due 1/25/35(a)(b)	126,172
1,485,050	CCC	Series 2007-QS8, Class A10, 6.000% due 6/25/37	959,270
		Residential Asset Mortgage Products Inc.:
6,042	B-	Series 2003-RS4, Class AIIB, 0.899% due 5/25/33(a)	3,715
1,262,072	AAA	Series 2003-RS9, Class AI6A, step bond to yield, 6.110% due 10/25/33	1,218,250
664,480	AAA	Series 2004-RZ1, Class AI7, 4.030% due 1/25/33(a)	670,664
143,753	CCC	Series 2004-SL4, Class A5, 7.500% due 7/25/32	136,756
237,175	D	SACO I Inc., Series 2006-7, Class A1, 0.499% due 7/25/36(a)	84,419

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 14.4% — (continued)
		Small Business Administration Participation Certificates:
$102,765	NR	Series 1993-20K, Class 1, 6.150% due 11/1/13(b)	$105,718
57,158	NR	Series 1995-20J, Class 1, 6.850% due 10/1/15(b)	60,194
108,334	NR	Series 1995-20K, Class 1, 6.650% due 11/1/15(b)	114,168
128,795	NR	Series 1996-20G, Class 1, 7.700% due 7/1/16(b)	138,080
500,615	NR	Series 1999-20L, Class 1, 7.190% due 12/1/19(b)	557,276
389,575	NR	Series 2000-20A, Class 1, 7.590% due 1/1/20(b)	441,650
765,666	NR	Series 2002-20K, Class 1, 5.080% due 11/1/22(b)	849,056
		Structured Adjustable Rate Mortgage Loan Trust:
188,531	BBB+	Series 2004-16, Class 1A2, 2.792% due 11/25/34(a)	159,721
685,116	AAA	Series 2004-6, Class 4A1, 2.624% due 6/25/34(a)	636,933
551,822	AAA	Structured Asset Investment Loan Trust, Series 2004-BNC1, Class A2, 1.239% due 9/25/34(a)	470,171
		Structured Asset Mortgage Investments Inc.:
419,584	AAA	Series 2005-AR5, Class A3, 0.490% due 7/19/35(a)(b)	375,776
2,259,634	CCC	Series 2007-AR6, Class A1, 1.652% due 8/25/47(a)	1,120,115
		Structured Asset Securities Corp.:
5,697	A-	Series 2002-14A, Class 2A1, 2.357% due 7/25/32(a)(b)	5,262
184,722	AAA	Series 2003-AL1, Class A, 3.357% due 4/25/31(d)	180,161
281,334	CC	Series 2005-RF3, Class 1A, 0.589% due 6/25/35(a)(d)	218,057
938,016	BB	Series 2007-BC4, Class A3, 0.489% due 11/25/37(a)	869,716
157,095	NR	U.S. Small Business Administration, Series 2005-P10A, Class 1, 4.638% due 2/10/15	166,644
895,071	AAA	Vanderbilt Mortgage Finance, Series 2001-A, Class A4, 7.235% due 6/7/28(a)	933,110
300,000	AA+	Venture CDO Ltd., Series 2007-8A, Class A2A, 0.686% due 7/22/21(a)(b)(d)	282,006
		WaMu Mortgage Pass Through Certificates:
42,836	AA	Series 2004-AR11, Class A, 2.493% due 10/25/34(a)	41,458
163,860	AAA	Series 2004-AR12, Class A2A, 0.578% due 10/25/44(a)	127,556
458,861	AAA	Series 2005-AR11, Class A1A, 0.559% due 8/25/45(a)	374,096
1,178,721	AAA	Series 2005-AR13, Class A1A1, 0.529% due 10/25/45(a)(b)	941,194
457,048	B+	Series 2005-AR15, Class A1A2, 0.519% due 11/25/45(a)	332,267
427,459	AAA	Series 2005-AR19, Class A1A2, 0.529% due 12/25/45(a)	335,591
1,000,000	B-	Series 2005-AR4, Class A5, 2.528% due 4/25/35(a)	800,605
2,961,045	AAA	Series 2006-AR1, Class 2A1A, 1.222% due 1/25/46(a)	2,415,957
1,118,311	BB+	Series 2006-AR13, Class 2A, 2.663% due 10/25/46(a)(b)	838,394
616,715	CCC	Series 2007-HY4, Class 4A1, 2.433% due 9/25/36(a)	443,938
980,094	CCC	Series 2007-OA2, Class 1A, 0.858% due 3/25/47(a)(b)	575,564
1,359,981	D	Series 2007-OA2, Class 2A, 0.852% due 1/25/47(a)	526,994
1,219,405	CCC	Series 2007-OA5, Class 1A, 0.908% due 6/25/47(a)	799,327
2,216,666	AA	Washington Mutual Inc., Series 2006-AR3, Class A1A, 1.152% due 2/25/46(a)	1,595,065
2,184,000	B-	Wells Fargo Home Equity Trust, Series 2006-3, Class A3, 0.449% due 1/25/37(a)	811,149
		Wells Fargo Mortgage Backed Securities Trust:
553,773	CCC	Series 2006-AR2, Class 2A1, 2.625% due 3/25/36(a)(b)	488,126
137,698	Caa2(e)	Series 2006-AR7, Class 2A4, 2.623% due 5/25/36(a)(b)	103,736
1,035,000	Aaa(e)	WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.667% due 11/15/44	1,093,514

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $190,166,729)	182,131,160

CORPORATE BONDS & NOTES — 24.1%
Aerospace & Defense — 0.2%
300,000	BBB+	Goodrich Corp., Senior Unsecured Notes, 6.290% due 7/1/16(b)	355,969
		United Technologies Corp., Senior Unsecured Notes:
1,030,000	A	3.100% due 6/1/22	1,071,821
500,000	A	4.500% due 6/1/42	537,769

		Total Aerospace & Defense	1,965,559

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Airlines — 0.4%
		Continental Airlines Inc., Pass Thru Certificates:
$243,917	BBB+	6.648% due 9/15/17	$258,869
393,676	BBB+	7.256% due 3/15/20	429,599
1,296,568	A-	Delta Air Lines 2009-1 Class A Pass Through Trust, Pass Thru Certificates, 7.750% due 12/17/19	1,481,329
741,306	BBB-	JetBlue Airways 2004-2 G-1 Pass Through Trust, Pass Thru Certificates, 0.842% due 8/15/16(a)	676,270
625,000	BB+	JetBlue Airways 2004-2 G-2 Pass Through Trust, Pass Thru Certificates, 0.917% due 11/15/16(a)	550,000
355,003	A-	Northwest Airlines Inc., Pass Thru Certificates, 7.041% due 4/1/22	389,616
946,456	BBB+	United Air Lines Inc., Pass Thru Certificates, 10.400% due 11/1/16	1,083,692

		Total Airlines	4,869,375

Automobiles — 0.4%
200,000	B	Chrysler Group LLC/CG Co-Issuer Inc., Secured Notes, 8.250% due 6/15/21	201,500
		Daimler Finance North America LLC, Company Guaranteed Notes:
1,030,000	A-	1.875% due 9/15/14(d)	1,036,739
540,000	A-	2.625% due 9/15/16(d)	557,692
		Volkswagen International Finance NV, Company Guaranteed Notes:
1,600,000	A-	0.918% due 10/1/12(a)(b)(d)	1,601,370
1,200,000	A-	1.078% due 4/1/14(a)(b)(d)	1,197,709

		Total Automobiles	4,595,010

Beverages — 0.5%
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
300,000	A	5.375% due 1/15/20	361,857
480,000	A	5.000% due 4/15/20	569,098
545,000	A-	Coca-Cola Femsa SAB de CV, Senior Unsecured Notes, 4.625% due 2/15/20	610,928
613,000	A-	Diageo Capital PLC, Company Guaranteed Notes, 4.828% due 7/15/20	721,845
200,000	A-	Diageo Investment Corp., Company Guaranteed Notes, 2.875% due 5/11/22	203,818
2,400,000	BBB+	Foster’s Finance Corp., Company Guaranteed Notes, 4.875% due 10/1/14(b)(d)	2,584,438
50,000	BBB-	Molson Coors Brewing Co., Company Guaranteed Notes, 3.500% due 5/1/22	51,072
310,000	A-	PepsiCo Inc., Senior Unsecured Notes, 7.900% due 11/1/18	416,234
		Pernod-Ricard SA, Senior Unsecured Notes:
200,000	BBB-	2.950% due 1/15/17(d)	202,628
560,000	BBB-	4.450% due 1/15/22(d)	585,613

		Total Beverages	6,307,531

Biotechnology — 0.1%
575,000	A+	Amgen Inc., Senior Unsecured Notes, 5.375% due 5/15/43	619,676
625,000	BBB	Life Technologies Corp., Senior Unsecured Notes, 4.400% due 3/1/15	666,734

		Total Biotechnology	1,286,410

Building Products — 0.2%
570,000	BB+	Building Materials Corp. of America, Senior Notes, 6.750% due 5/1/21(d)	584,250
1,400,000	BB-	PulteGroup Inc., Company Guaranteed Notes, 6.250% due 2/15/13(b)	1,436,750

		Total Building Products	2,021,000

Capital Markets — 1.5%
450,000	BB+	Goldman Sachs Capital II, Limited Guaranteed Notes, 5.793% due 6/1/43(a)	299,250
		Goldman Sachs Group Inc. (The):
630,000	A-	Senior Notes, 6.250% due 2/1/41	636,503
		Senior Unsecured Notes:
60,000	A-	3.625% due 8/1/12	60,264
80,000	A-	5.450% due 11/1/12	81,290
15,000	A-	4.750% due 7/15/13	15,415
80,000	A-	5.250% due 10/15/13	83,076
2,270,000	A-	6.000% due 5/1/14	2,386,472
1,000,000	A-	5.750% due 10/1/16(b)	1,058,794
3,400,000	A-	6.250% due 9/1/17(b)	3,620,007
950,000	A-	6.150% due 4/1/18	993,057

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Capital Markets — 1.5% — (continued)
$725,000	A-	7.500% due 2/15/19	$824,540
660,000	A-	5.375% due 3/15/20	672,539
1,000,000	A-	6.000% due 6/15/20	1,051,606
300,000	A-	5.250% due 7/27/21	297,297
1,145,000	A-	5.750% due 1/24/22	1,176,880
		Lehman Brothers Holdings Inc.:
900,000	NR	6.750% due 12/28/17(h)	0
650,000	NR	5.857% due 11/30/56(h)	0
230,000	NR	0.000% due 8/19/65(h)	0
		Merrill Lynch & Co., Inc., Senior Unsecured Notes:
850,000	Baa1 (e)	8.950% due 5/18/17(a)(h)	866,413
1,584,000	Baa1 (e)	9.570% due 6/6/17(a)	1,877,143
2,600,000	A-	6.875% due 4/25/18(b)	2,860,450

		Total Capital Markets	18,860,996

Chemicals — 0.1%
160,000	BBB+	Ecolab Inc., Senior Unsecured Notes, 4.350% due 12/8/21	175,188
		LyondellBasell Industries NV:
200,000	BB+	Company Guaranteed Notes, 6.000% due 11/15/21(d)	215,000
350,000	BB+	Senior Notes, 5.750% due 4/15/24(d)	360,500
60,000	A-	Potash Corp. of Saskatchewan Inc., Senior Unsecured Notes, 4.875% due 3/30/20	70,039
190,000	BBB+	PPG Industries Inc., Senior Unsecured Notes, 6.650% due 3/15/18	235,805

		Total Chemicals	1,056,532

Commercial Banks — 5.2%
1,400,000	A	Abbey National Treasury Services PLC, Bank Guaranteed Notes, 3.875% due 11/10/14(d)	1,396,241
770,000	B+	Ally Financial Inc., Company Guaranteed Notes, 8.000% due 3/15/20(b)	872,025
1,000,000	AA-	ANZ National International Ltd., Bank Guaranteed Notes, 6.200% due 7/19/13(d)	1,045,539
		Bank of America Corp.:
		Senior Unsecured Notes:
380,000	A-	7.375% due 5/15/14	410,184
1,300,000	A-	4.500% due 4/1/15(b)	1,330,160
810,000	A-	6.500% due 8/1/16	877,897
2,200,000	A-	5.625% due 10/14/16	2,314,154
290,000	A-	3.875% due 3/22/17	289,358
6,200,000	A-	5.650% due 5/1/18(b)	6,466,290
670,000	A-	5.625% due 7/1/20	695,028
860,000	A-	5.000% due 5/13/21	864,591
210,000	A-	5.700% due 1/24/22	223,514
170,000	BBB+	Subordinated Notes, 5.420% due 3/15/17	171,729
300,000	A-	Bank of America NA, Subordinated Notes, 6.100% due 6/15/17	312,815
1,170,000	Aaa(e)	Bank of Montreal, Covered Notes, 1.950% due 1/30/17(d)	1,207,550
		Bank of Nova Scotia, Covered Notes:
1,000,000	Aaa(e)	2.150% due 8/3/16(d)	1,041,448
880,000	Aaa(e)	1.950% due 1/30/17(d)	908,240
985,000	Aaa(e)	1.750% due 3/22/17(d)	1,004,700
		Barclays Bank PLC:
		Senior Unsecured Notes:
1,200,000	A+	5.200% due 7/10/14	1,263,476
480,000	A+	5.125% due 1/8/20	515,526
3,700,000	BBB+	Subordinated Notes, 6.050% due 12/4/17(b)(d)	3,711,973
390,000	BBB+	BBVA US Senior SAU, Bank Guaranteed Notes, 3.250% due 5/16/14	374,418
		Capital One Financial Corp., Senior Unsecured Notes:
700,000	BBB	7.375% due 5/23/14	770,611
405,000	BBB	2.150% due 3/23/15	407,015

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Commercial Banks — 5.2% — (continued)
$655,000	BBB	6.750% due 9/15/17	$783,393
750,000	BBB	Chase Capital II, Limited Guaranteed Notes, 0.966% due 2/1/27(a)	542,093
1,000,000	BBB	Chase Capital III, Limited Guaranteed Notes, 1.017% due 3/1/27(a)	727,343
210,000	AA-	Commonwealth Bank of Australia, Senior Unsecured Notes, 5.000% due 10/15/19(d)	233,214
		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
		Bank Guaranteed Notes:
530,000	AA	3.375% due 1/19/17	543,695
700,000	AA	3.875% due 2/8/22	699,410
400,000	A	Junior Subordinated Notes, 11.000% due 12/29/49(a)(d)	498,258
		Credit Agricole SA:
660,000	BBB-	Junior Subordinated Notes, 9.750% due 6/29/49	567,930
220,000	A	Senior Unsecured Notes, 2.625% due 1/21/14(d)	215,552
		Credit Suisse AG:
		Covered Notes:
910,000	Aaa(e)	1.625% due 3/6/15(d)	914,665
1,095,000	Aaa(e)	2.600% due 5/27/16(d)	1,126,564
300,000	BBB+	Subordinated Notes, 5.400% due 1/14/20	305,127
600,000	A+	Deutsche Bank AG, Senior Unsecured Notes, 4.875% due 5/20/13	619,010
1,080,000	BB+	Eksportfinans AS, Senior Unsecured Notes, 5.500% due 6/26/17	1,052,446
460,000	NR	Glitnir Banki HF, Subordinated Notes, 6.693% due 6/15/16(d)(i)	2,346
1,300,000	BB+	HBOS PLC, Subordinated Notes, 6.750% due 5/21/18(d)	1,192,589
530,000	AA-	HSBC Bank PLC, Senior Unsecured Notes, 4.750% due 1/19/21(d)	577,892
		HSBC Bank USA NA, Subordinated Notes:
1,600,000	A	6.000% due 8/9/17(b)	1,801,146
4,100,000	A	4.875% due 8/24/20(b)	4,214,324
250,000	A+	HSBC Holdings PLC, Senior Unsecured Notes, 5.100% due 4/5/21	277,050
250,000	BB	ICICI Bank Ltd., Junior Subordinated Notes, 6.375% due 4/30/22(a)(d)	90,750
		ING Bank NV:
200,000	AAA	Government Liquid Guaranteed Notes, 3.900% due 3/19/14(b)(d)	210,179
770,000	A+	Unsecured Notes, 3.750% due 3/7/17(d)	757,881
690,000	NR	Landsbanki Islands, Senior Unsecured Notes, 6.100% due 8/25/12(d)(g)(i)	34,500
		Lloyds TSB Bank PLC:
		Bank Guaranteed Notes:
400,000	BBB-	6.500% due 9/14/20(d)	375,490
100,000	A	6.375% due 1/21/21	108,042
600,000	A	Company Guaranteed Notes, 4.200% due 3/28/17	599,840
2,800,000	BB+	Junior Subordinated Notes, 12.000% due 12/29/49(a)(b)(d)	2,851,498
1,000,000	AA-	National Australia Bank Ltd., Senior Unsecured Notes, 5.350% due 6/12/13(d)	1,044,814
1,500,000	A-	National City Bank, Subordinated Notes, 0.845% due 6/7/17(a)	1,397,389
510,000	A+	Nordea Bank AB, Subordinated Notes, 4.875% due 5/13/21(d)	491,691
530,000	AA-	Royal Bank of Canada, Senior Unsecured Notes, 1.450% due 10/30/14	536,140
		Royal Bank of Scotland Group PLC:
1,060,000	BB	Junior Subordinated Notes, 7.648% due 8/29/49(a)(b)	818,850
750,000	A-	Senior Unsecured Notes, 6.400% due 10/21/19	776,410
1,510,000	A	Royal Bank of Scotland PLC (The), Bank Guaranteed Notes, 3.950% due 9/21/15	1,507,058
200,000	A-	Santander U.S. Debt SA Unipersonal, Bank Guaranteed Notes, 3.724% due 1/20/15(d)	188,611
10,000	A	Sumitomo Mitsui Banking Corp., Subordinated Notes, 8.000% due 6/15/12	10,000
785,000	AA+	Svensk Exportkredit AB, Senior Unsecured Notes, 1.750% due 5/30/17	786,303
740,000	AAA	Swedbank Hypotek AB, Covered Notes, 2.950% due 3/28/16(d)	771,796
		UBS AG/Stamford CT:
460,000	A	Notes, 3.875% due 1/15/15	475,222
2,600,000	A	Senior Unsecured Notes, 5.750% due 4/25/18(b)	2,851,503

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Commercial Banks — 5.2% — (continued)
$960,000	BBB+	Wachovia Capital Trust III, Limited Guaranteed Notes, 5.570% due 3/29/49(a)	$896,400
		Wachovia Corp.:
430,000	A+	Senior Unsecured Notes, 5.750% due 2/1/18	498,710
280,000	A	Subordinated Notes, 5.250% due 8/1/14	299,583
		Wells Fargo & Co.:
		Senior Unsecured Notes:
230,000	A+	step bond to yield, 3.676% due 6/15/16	244,066
640,000	A+	2.100% due 5/8/17	634,215
400,000	A+	3.500% due 3/8/22	406,781
10,000	A	Subordinated Notes, 5.000% due 11/15/14	10,665
400,000	BBB+	Wells Fargo Capital X, Limited Guaranteed Notes, 5.950% due 12/15/36	402,452
480,000	AA-	Westpac Banking Corp., Senior Unsecured Notes, 4.875% due 11/19/19	526,108

		Total Commercial Banks	66,107,601

Commercial Services & Supplies — 0.0%
70,000	BBB	Waste Management Inc., Company Guaranteed Notes, 7.375% due 5/15/29	92,272

Communications Equipment — 0.0%
484,000	BBB	Brocade Communications Systems Inc., Senior Secured Notes, 6.625% due 1/15/18	506,990

Consumer Finance — 0.5%
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
1,400,000	BB+	7.000% due 10/1/13(b)	1,498,077
100,000	BB+	7.000% due 4/15/15	112,500
1,300,000	BB+	5.625% due 9/15/15(b)	1,433,940
770,000	BB+	8.000% due 12/15/16	932,497
500,000	BB+	6.625% due 8/15/17	581,219
490,000	BB+	8.125% due 1/15/20	624,158
		SLM Corp., Senior Unsecured Notes:
385,000	BBB-	0.766% due 1/27/14(a)	360,362
70,000	BBB-	5.050% due 11/14/14	71,114
440,000	BBB-	8.000% due 3/25/20	452,550
80,000	BBB-	5.625% due 8/1/33	64,800

		Total Consumer Finance	6,131,217

Containers & Packaging — 0.0%
440,000	BB+	Ball Corp., Company Guaranteed Notes, 5.750% due 5/15/21	467,500

Distributors — 0.0%
300,000	BBB	Glencore Funding LLC, Company Guaranteed Notes, 6.000% due 4/15/14(d)	316,769

Diversified Consumer Services — 0.0%
95,000	BB-	Service Corp. International, Senior Unsecured Notes, 7.500% due 4/1/27	95,950

Diversified Financial Services — 3.8%
		American Express Co.:
		Senior Unsecured Notes:
1,200,000	BBB+	7.000% due 3/19/18(b)	1,478,735
860,000	BBB+	8.125% due 5/20/19	1,148,662
310,000	BBB-	Subordinated Notes, 6.800% due 9/1/66(a)	318,913
50,000	A+	ASIF Global Financing XIX, Senior Secured Notes, 4.900% due 1/17/13(d)	50,588
1,500,000	BB(f)	Astoria Depositor Corp., Pass Thru Certificates, 8.144% due 5/1/21(d)	1,305,000
		Bear Stearns Cos. LLC (The), Senior Unsecured Notes:
20,000	A	6.400% due 10/2/17	22,851
2,280,000	A	7.250% due 2/1/18	2,691,392
400,000	AA-	Caisse Centrale Desjardins du Quebéc, Senior Unsecured Notes, 2.650% due 9/16/15(d)	413,028
		CDP Financial Inc., Company Guaranteed Notes:
3,220,000	AAA	3.000% due 11/25/14(d)	3,377,551
1,400,000	AAA	4.400% due 11/25/19(d)	1,598,197
320,028	BBB-	Cedar Brakes II LLC, Senior Secured Notes, 9.875% due 9/1/13(d)	331,274

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Diversified Financial Services — 3.8% — (continued)
$300,000	A-	Countrywide Financial Corp., Company Guaranteed Notes, 5.800% due 6/7/12(j)	$299,911
		Credit Suisse/New York NY:
965,000	A+	Senior Unsecured Notes, 5.000% due 5/15/13	997,561
1,342,000	BBB+	Subordinated Notes, 6.000% due 2/15/18	1,428,515
3,000,000	Aaa(e)	DanFin Funding Ltd., Government Liquid Guaranteed Notes, 1.167% due 7/16/13(a)(b)(d)	3,012,063
		Farmers Exchange Capital, Subordinated Notes:
1,500,000	BBB+	7.050% due 7/15/28(d)	1,747,730
350,000	BBB+	7.200% due 7/15/48(d)	384,344
		General Electric Capital Corp.:
		Senior Unsecured Notes:
20,000	AA+	5.450% due 1/15/13	20,595
100,000	AA+	0.774% due 3/20/13(a)	99,221
700,000	AA+	0.597% due 3/20/14(a)	686,826
500,000	AA+	0.774% due 6/20/14(a)	488,545
470,000	AA+	0.734% due 9/15/14(a)	465,284
750,000	AA+	0.667% due 5/11/16(a)	718,777
910,000	AA+	5.625% due 5/1/18	1,035,469
610,000	AA+	5.500% due 1/8/20	699,232
800,000	AA+	4.375% due 9/16/20	864,545
140,000	AA+	4.625% due 1/7/21	153,169
1,775,000	AA+	0.846% due 5/5/26(a)	1,462,508
925,000	AA+	6.150% due 8/7/37	1,087,839
170,000	AA+	6.875% due 1/10/39	218,332
		Subordinated Notes:
800,000	AA	5.300% due 2/11/21	892,075
1,050,000	AA-	6.375% due 11/15/67(a)	1,082,813
1,045,000	A-	HSBC Finance Corp., Senior Subordinated Notes, 6.676% due 1/15/21	1,129,434
270,000	BB	ILFC E-Capital Trust II, Limited Guaranteed Notes, 6.250% due 12/21/65(a)(d)	195,750
		International Lease Finance Corp., Senior Secured Notes:
500,000	BBB-	6.500% due 9/1/14(d)	526,250
1,340,000	BBB-	6.750% due 9/1/16(d)	1,443,850
590,000	BBB-	7.125% due 9/1/18(d)	651,950
360,000	A	John Deere Capital Corp., Unsecured Notes, 2.250% due 4/17/19	369,172
1,450,000	BBB	JP Morgan Chase Capital XIII, Limited Guaranteed Notes, 1.420% due 9/30/34(a)	1,098,969
900,000	BBB	JP Morgan Chase Capital XXIII, Limited Guaranteed Notes, 1.467% due 5/15/47(a)	628,181
		JPMorgan Chase & Co.:
		Senior Unsecured Notes:
1,810,000	A	4.650% due 6/1/14	1,916,506
90,000	A	4.400% due 7/22/20	94,482
1,410,000	A	4.250% due 10/15/20(b)	1,464,764
500,000	A	4.350% due 8/15/21	522,927
150,000	A	4.500% due 1/24/22	160,337
		Subordinated Notes:
295,000	A-	5.125% due 9/15/14	309,214
330,000	A-	5.150% due 10/1/15	351,443
630,000	A-	6.125% due 6/27/17	710,907
990,000	A	Unsecured Notes, 1.875% due 3/20/15	989,963
100,000	NR	Kaupthing Bank, Senior Notes, 5.750% due 10/4/11(d)(g)(i)	25,500
190,000	BBB+	MUFG Capital Finance 1 Ltd., Bank Guaranteed Notes, 6.346% due 7/29/49(a)	199,840
335,000	A-	Murray Street Investment Trust I, Company Guaranteed Notes, step bond to yield, 4.647% due 3/9/17	332,507
400,000	B-	Offshore Group Investments Ltd., Senior Secured Notes, 11.500% due 8/1/15(d)	428,000
1,700,000	BBB-	Pipeline Funding Co. LLC, Pass Thru Certificates, 7.500% due 1/15/30(d)	1,895,298
350,000	A+	Prudential Holdings LLC, Senior Secured Notes, 8.695% due 12/18/23(d)	433,173

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Diversified Financial Services — 3.8% — (continued)
$70,000	BBB	Resona Preferred Global Securities Cayman Ltd., Junior Subordinated Notes, 7.191% due 12/29/49(a)(d)	$72,194
300,000	AA-	SSIF Nevada LP, Bank Guaranteed Notes, 1.167% due 4/14/14(a)(b)(d)	298,016
420,000	BBB+	State Street Corp., Junior Subordinated Debentures Notes, 4.956% due 3/15/18	439,955
354,426	Baa2(e)	SteelRiver Transmission Co. LLC, Senior Secured Notes, 4.710% due 6/30/17(d)	368,450
950,000	A	ZFS Finance USA Trust I, Junior Subordinated Notes, 2.281% due 5/9/32(a)(d)	948,581

		Total Diversified Financial Services	48,587,158

Diversified Telecommunication Services — 0.7%
		AT&T Inc., Senior Unsecured Notes:
170,000	A-	5.100% due 9/15/14	185,894
530,000	A-	5.500% due 2/1/18	627,313
30,000	A-	5.600% due 5/15/18	35,848
320,000	A-	3.875% due 8/15/21	350,287
10,000	A-	6.300% due 1/15/38	12,416
280,000	A-	6.550% due 2/15/39	358,703
460,000	A-	5.350% due 9/1/40	520,368
1,000,000	A-	5.550% due 8/15/41	1,176,531
841,000	A-	Cellco Partnership/Verizon Wireless Capital LLC, Senior Unsecured Notes, 8.500% due 11/15/18	1,151,938
560,000	B+	Cricket Communications Inc., Senior Secured Notes, 7.750% due 5/15/16	593,600
220,000	BBB+	Deutsche Telekom International Finance BV, Company Guaranteed Notes, 5.750% due 3/23/16	247,928
		Intelsat Jackson Holdings SA, Company Guaranteed Notes:
865,000	B	8.500% due 11/1/19	947,175
510,000	B	7.500% due 4/1/21	512,550
358,000	BB	Qwest Communications International Inc., Company Guaranteed Notes, 7.125% due 4/1/18	378,279
90,000	BBB-	Qwest Corp., Senior Unsecured Notes, 7.500% due 10/1/14	100,866
10,000	BBB	Rogers Wireless Inc., Company Guaranteed Notes, 6.375% due 3/1/14	10,917
140,000	BBB	Royal KPN NV, Senior Unsecured Notes, 8.375% due 10/1/30	188,215
		Verizon Communications Inc., Senior Unsecured Notes:
480,000	A-	6.100% due 4/15/18	584,019
50,000	A-	8.750% due 11/1/18	68,442
165,000	A-	5.125% due 6/15/33	175,625
280,000	A-	6.900% due 4/15/38	382,494
855,000	A-	Vodafone Group PLC, Senior Unsecured Notes, 4.150% due 6/10/14	909,075

		Total Diversified Telecommunication Services	9,518,483

Electric Utilities — 1.5%
		AES Corp. (The), Senior Unsecured Notes:
130,000	BB-	7.750% due 10/15/15	144,950
10,000	BB-	8.000% due 6/1/20	11,300
200,000	BB-	7.375% due 7/1/21(d)	217,000
275,000	A	Alabama Power Co., Senior Unsecured Notes, 6.000% due 3/1/39	362,500
1,700,000	BBB	Ameren Illinois Co., Senior Secured Notes, 6.250% due 4/1/18(b)	2,023,559
570,000	BB-	Calpine Corp., Senior Secured Notes, 7.250% due 10/15/17(d)	604,200
215,000	BBB	Cleveland Electric Illuminating Co. (The), Senior Secured Notes, 7.880% due 11/1/17	268,876
250,000	BBB	Columbus Southern Power Co., Senior Unsecured Notes, 6.050% due 5/1/18	300,034
		Constellation Energy Group Inc., Company Guaranteed Notes:
66,000	BBB-	5.150% due 12/1/20	72,892
255,000	BBB-	7.600% due 4/1/32	340,012
		Dominion Resources Inc., Senior Unsecured Notes:
330,000	A-	5.700% due 9/17/12	334,791
970,000	A-	1.800% due 3/15/14	987,240
105,000	A-	7.195% due 9/15/14	119,505
390,000	A-	5.200% due 8/15/19	461,605
200,000	A-	5.950% due 6/15/35	253,334
275,000	A-	4.900% due 8/1/41	310,082

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Electric Utilities — 1.5% — (continued)
		Duke Energy Corp., Senior Unsecured Notes:
$180,000	BBB+	5.050% due 9/15/19	$210,951
110,000	BBB+	3.550% due 9/15/21	117,578
50,000	B-	Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Senior Secured Notes, 10.000% due 12/1/20	54,125
920,000	BBB+	Entergy Texas Inc., 1st Mortgage Notes, 7.125% due 2/1/19	1,134,559
105,000	BBB-	Exelon Corp., Senior Unsecured Notes, 5.625% due 6/15/35	116,491
800,000	BB+	FirstEnergy Corp., Senior Unsecured Notes, 7.375% due 11/15/31	1,021,395
55,000	A	Florida Power & Light Co., 1st Mortgage Notes, 4.950% due 6/1/35	64,714
195,000	A	Florida Power Corp., 1st Mortgage Notes, 5.900% due 3/1/33	243,951
		GenOn REMA LLC, Pass Thru Certificates:
73,293	B+	9.237% due 7/2/17	71,827
260,000	B+	9.681% due 7/2/26	247,000
577,400	Ba1(e)	Indiantown Cogeneration LP, 1st Mortgage Notes, 9.770% due 12/15/20	601,334
775,000	BBB	KCP&L Greater Missouri Operations Co., Senior Unsecured Notes, 8.270% due 11/15/21	976,925
		Midamerican Energy Holdings Co., Senior Unsecured Notes:
250,000	BBB+	5.950% due 5/15/37	315,325
225,000	BBB+	6.500% due 9/15/37	301,164
487,147	B+	Mirant Mid Atlantic Pass Through Trust C, Pass Thru Certificates, 10.060% due 12/30/28	496,890
950,000	BBB-	Nisource Finance Corp., Company Guaranteed Notes, 6.125% due 3/1/22	1,127,902
350,000	BBB	Ohio Power Co., Senior Unsecured Notes, 6.000% due 6/1/16	407,878
600,000	A-	Oncor Electric Delivery Co. LLC, Senior Secured Notes, 5.950% due 9/1/13	638,618
		Pacific Gas & Electric Co., Senior Unsecured Notes:
350,000	BBB	5.625% due 11/30/17	422,380
400,000	BBB	6.050% due 3/1/34	512,024
500,000	BBB	Progress Energy Inc., Senior Unsecured Notes, 4.875% due 12/1/19	579,718
800,000	BBB-	Public Service Co. of New Mexico, Senior Unsecured Notes, 7.950% due 5/15/18	984,956
425,000	A-	Public Service Electric & Gas Co., Senior Secured Notes, 0.850% due 8/15/14	426,932
225,000	BBB+	Tampa Electric Co., Senior Unsecured Notes, 5.400% due 5/15/21	272,885
450,000	BBB+	Texas-New Mexico Power Co., 1st Mortgage Notes, 9.500% due 4/1/19(d)	618,988

		Total Electric Utilities	18,778,390

Energy Equipment & Services — 0.1%
320,000	A	Baker Hughes Inc., Senior Unsecured Notes, 3.200% due 8/15/21	332,767
570,000	BB-	Chesapeake Midstream Partners LP/CHKM Finance Corp., Company Guaranteed Notes, 6.125% due 7/15/22	544,350

		Total Energy Equipment & Services	877,117

Food & Staples Retailing — 0.1%
490,000	BBB+	CVS Caremark Corp., Senior Unsecured Notes, 6.600% due 3/15/19	618,878
		CVS Pass-Through Trust, Pass Thru Certificates:
230,000	B+	9.350% due 1/10/23(d)	264,074
300,780	BBB+	6.036% due 12/10/28	342,696

		Total Food & Staples Retailing	1,225,648

Food Products — 0.3%
190,000	BBB+	Kellogg Co., Senior Unsecured Notes, 3.125% due 5/17/22	191,620
380,000	Baa2(e)	Kraft Foods Group Inc., Company Guaranteed Notes, 3.500% due 6/6/22(d)	389,200
		Kraft Foods Inc., Senior Unsecured Notes:
1,090,000	BBB-	6.500% due 8/11/17	1,321,649
730,000	BBB-	5.375% due 2/10/20	864,328
		Safeway Inc., Senior Unsecured Notes:
120,000	BBB	3.950% due 8/15/20	117,647
340,000	BBB	4.750% due 12/1/21	338,586

		Total Food Products	3,223,030

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Gas Utilities — 0.2%
$460,000	BBB-	Energy Transfer Partners LP, Senior Unsecured Notes, 9.000% due 4/15/19	$581,454
1,455,000	BB-	Sabine Pass LNG LP, Senior Secured Notes, 7.250% due 11/30/13	1,524,113
185,000	BBB+	Sempra Energy, Senior Unsecured Notes, 6.000% due 10/15/39	235,574
500,000	BBB-	Southern Union Co., Senior Unsecured Notes, 8.250% due 11/15/29	614,911

		Total Gas Utilities	2,956,052

Health Care Equipment & Supplies — 0.1%
		Medtronic Inc., Senior Unsecured Notes:
150,000	A+	4.450% due 3/15/20	174,176
400,000	A+	5.550% due 3/15/40	509,564

		Total Health Care Equipment & Supplies	683,740

Health Care Providers & Services — 0.4%
350,000	BBB-	Coventry Health Care Inc., Senior Unsecured Notes, 5.450% due 6/15/21	402,290
660,000	A	Covidien International Finance SA, Company Guaranteed Notes, 5.450% due 10/15/12	671,497
		Fresenius Medical Care US Finance Inc., Company Guaranteed Notes:
410,000	BB+	6.875% due 7/15/17	450,487
120,000	BB+	6.500% due 9/15/18(d)	125,700
		HCA Inc.:
210,000	B-	Company Guaranteed Notes, 7.500% due 2/15/22	220,631
		Senior Unsecured Notes:
200,000	B-	6.250% due 2/15/13	205,000
120,000	B-	7.190% due 11/15/15	124,200
29,000	B-	6.500% due 2/15/16	30,704
50,000	BBB+	Hospira Inc., Senior Unsecured Notes, 5.600% due 9/15/40	51,941
330,000	AA-	Roche Holdings Inc., Company Guaranteed Notes, 6.000% due 3/1/19(d)	415,548
		Tenet Healthcare Corp.:
		Senior Secured Notes:
128,000	BB-	10.000% due 5/1/18	146,560
278,000	BB-	8.875% due 7/1/19	310,665
200,000	CCC+	Senior Unsecured Notes, 9.250% due 2/1/15	221,750
705,000	A-	UnitedHealth Group Inc., Senior Unsecured Notes, 3.375% due 11/15/21	744,408
		WellPoint Inc., Senior Unsecured Notes:
30,000	A-	5.875% due 6/15/17	35,542
770,000	A-	3.125% due 5/15/22	769,330

		Total Health Care Providers & Services	4,926,253

Hotels, Restaurants & Leisure — 0.0%
80,000	CCC+	Boyd Gaming Corp., Senior Subordinated Notes, 7.125% due 2/1/16(j)	76,800
7,000	NR	Inn of the Mountain Gods Resort & Casino, Senior Secured Notes, 8.750% due 11/30/20(d)	6,755
5,000	NR	Station Casinos Inc., Senior Subordinated Notes, 6.875% due 3/1/16(g)(i)	0

		Total Hotels, Restaurants & Leisure	83,555

Household Products — 0.0%
		Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior Secured Notes:
100,000	BB-	7.125% due 4/15/19(d)	103,250
200,000	BB-	7.875% due 8/15/19(d)	212,500
270,000	BB-	6.875% due 2/15/21(d)	275,400

		Total Household Products	591,150

Industrial Conglomerates — 0.0%
200,000	A-	Tyco International Ltd./Tyco International Finance SA, Company Guaranteed Notes, 6.875% due 1/15/21	257,630

Insurance — 1.4%
		American International Group Inc., Senior Unsecured Notes:
600,000	A-	0.921% due 7/19/13(a)	734,674

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Insurance — 1.4% — (continued)
$200,000	A-	3.750% due 11/30/13(d)	$202,714
400,000	A-	5.450% due 5/18/17	431,030
500,000	A-	5.850% due 1/16/18(b)	549,502
2,300,000	A-	8.250% due 8/15/18(b)	2,772,572
500,000	A-	6.400% due 12/15/20	561,950
460,000	AA+	Berkshire Hathaway Finance Corp., Company Guaranteed Notes, 1.600% due 5/15/17	462,512
1,050,000	AA+	Berkshire Hathaway Inc., Senior Unsecured Notes, 2.200% due 8/15/16	1,090,848
10,000	BBB	ING Capital Funding Trust III, Company Guaranteed Notes, 4.070% due 12/29/49(a)	8,305
525,000	A-	Manulife Financial Corp., Senior Unsecured Notes, 3.400% due 9/17/15	542,712
600,000	BBB	MetLife Capital Trust X, Junior Subordinated Notes, 9.250% due 4/8/38(d)	717,000
		MetLife Inc.:
1,540,000	BBB	Junior Subordinated Notes, 6.400% due 12/15/36	1,470,856
495,000	A-	Senior Unsecured Notes, 4.750% due 2/8/21	546,579
1,300,000	AA-	MetLife Institutional Funding II, Secured Notes, 1.625% due 4/2/15(d)	1,303,536
		Metropolitan Life Global Funding I, Senior Secured Notes:
375,000	AA-	5.125% due 6/10/14(d)	403,879
1,600,000	AA-	3.875% due 4/11/22(d)	1,669,242
850,000	A-	Nationwide Mutual Insurance Co., Subordinated Notes, 5.810% due 12/15/24(a)(d)	779,575
1,150,000	AA-	Pricoa Global Funding I, Senior Secured Notes, 5.450% due 6/11/14(d)	1,233,450
855,000	A	Principal Life Income Funding Trusts, Senior Secured Notes, 5.550% due 4/27/15	950,239
625,000	A	Prudential Financial Inc., Senior Unsecured Notes, 7.375% due 6/15/19	763,609
290,000	AA-	Teachers Insurance & Annuity Association of America, Subordinated Notes, 6.850% due 12/16/39(d)	381,802

		Total Insurance	17,576,586

Life Sciences Tools & Services — 0.1%
550,000	BBB+	Agilent Technologies Inc., Senior Unsecured Notes, 6.500% due 11/1/17	665,373
120,000	A	Thermo Fisher Scientific Inc., Senior Unsecured Notes, 3.600% due 8/15/21	129,194

		Total Life Sciences Tools & Services	794,567

Machinery — 0.0%
405,000	BBB-	AGCO Corp., Senior Unsecured Notes, 5.875% due 12/1/21	441,254

Media — 1.1%
		CCO Holdings LLC/CCO Holdings Capital Corp., Company Guaranteed Notes:
130,000	BB-	7.000% due 1/15/19	137,475
460,000	BB-	6.500% due 4/30/21	472,650
550,000	B	Cengage Learning Acquisitions Inc., Senior Secured Notes, 11.500% due 4/15/20(d)	551,375
200,000	BBB+	Comcast Cable Communications Holdings Inc., Company Guaranteed Notes, 9.455% due 11/15/22	292,283
170,000	BBB+	Comcast Cable Communications LLC, Company Guaranteed Notes, 8.875% due 5/1/17	219,962
		Comcast Corp., Company Guaranteed Notes:
280,000	BBB+	6.500% due 1/15/15	317,830
701,000	BBB+	5.875% due 2/15/18	827,245
840,000	BBB+	5.700% due 5/15/18	987,865
40,000	BBB+	5.650% due 6/15/35	45,359
250,000	BBB+	6.450% due 3/15/37	308,461
320,000	BBB	COX Communications Inc., Senior Unsecured Notes, 8.375% due 3/1/39(d)	465,093
550,000	BB	CSC Holdings LLC, Senior Unsecured Notes, 6.750% due 11/15/21(d)	559,625
1,000,000	BBB	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Company Guaranteed Notes, 3.500% due 3/1/16	1,055,423
		DISH DBS Corp., Company Guaranteed Notes:
20,000	BB-	7.000% due 10/1/13	21,150
50,000	BB-	6.625% due 10/1/14	53,125
25,000	BB-	7.125% due 2/1/16	26,875
180,000	BB-	6.750% due 6/1/21	186,750
360,000	BB-	5.875% due 7/15/22(d)	352,800
470,000	BB+	Interpublic Group of Cos., Inc. (The), Senior Unsecured Notes, 10.000% due 7/15/17	532,275

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Media — 1.1% — (continued)
$595,000	BBB+	NBCUniversal Media LLC, Senior Unsecured Notes, 2.100% due 4/1/14	$606,883
125,000	BBB+	News America Holdings Inc., Company Guaranteed Notes, 8.500% due 2/23/25	165,719
		News America Inc., Company Guaranteed Notes:
60,000	BBB+	4.500% due 2/15/21	65,047
25,000	BBB+	6.200% due 12/15/34	28,037
		Omnicom Group Inc.:
89,000	BBB+	Company Guaranteed Notes, 4.450% due 8/15/20	96,926
44,000	BBB+	Senior Unsecured Notes, 5.900% due 4/15/16	51,065
365,000	BBB+	Reed Elsevier Capital Inc., Company Guaranteed Notes, 8.625% due 1/15/19	466,712
70,000	BBB	Rogers Cable Inc., Company Guaranteed Notes, 6.750% due 3/15/15	80,423
598,000	A-	Scripps Networks Interactive Inc., Senior Unsecured Notes, 2.700% due 12/15/16	624,085
750,000	BBB+	TCI Communications Inc., Senior Unsecured Notes, 8.750% due 8/1/15	913,414
		Time Warner Cable Inc., Company Guaranteed Notes:
740,000	BBB	5.400% due 7/2/12	738,424
450,000	BBB	5.850% due 5/1/17	523,810
560,000	BBB	8.250% due 4/1/19	731,854
50,000	BBB	4.125% due 2/15/21	52,765
350,000	BBB	7.300% due 7/1/38	446,988
170,000	BBB	5.875% due 11/15/40	187,965
40,000	BBB	5.500% due 9/1/41	43,104
50,000	BBB	Time Warner Entertainment Co. LP, Company Guaranteed Notes, 8.375% due 7/15/33	69,215
		Time Warner Inc., Company Guaranteed Notes:
100,000	BBB	4.700% due 1/15/21	111,888
110,000	BBB	4.750% due 3/29/21	123,587
30,000	BBB	6.250% due 3/29/41	35,680
280,000	BBB	Turner Broadcasting System Inc., Company Guaranteed Notes, 8.375% due 7/1/13	300,673
110,000	BBB	WPP Finance UK, Company Guaranteed Notes, 8.000% due 9/15/14	124,960

		Total Media	14,002,845

Metals & Mining — 0.7%
1,000,000	BB-	ALROSA Finance SA, Company Guaranteed Notes, 7.750% due 11/3/20	1,040,000
1,076,000	A-	Barrick North America Finance LLC, Company Guaranteed Notes, 4.400% due 5/30/21	1,161,739
		BHP Billiton Finance USA Ltd., Company Guaranteed Notes:
600,000	A+	6.500% due 4/1/19	766,743
230,000	A+	3.250% due 11/21/21	240,988
		Corp. Nacional del Cobre de Chile, Senior Unsecured Notes:
100,000	A	4.750% due 10/15/14(d)	107,047
295,000	A	3.750% due 11/4/20(d)	308,797
		FMG Resources August 2006 Pty Ltd.:
		Company Guaranteed Notes:
250,000	BB-	7.000% due 11/1/15(d)	251,250
40,000	BB-	6.375% due 2/1/16(d)	39,300
440,000	BB-	Senior Unsecured Notes, 6.875% due 4/1/22(d)	424,600
590,000	BBB	Freeport-McMoRan Copper & Gold Inc., Senior Unsecured Notes, 3.550% due 3/1/22	586,364
440,000	B	Novelis Inc., Company Guaranteed Notes, 8.750% due 12/15/20	467,500
		Rio Tinto Finance USA Ltd., Company Guaranteed Notes:
460,000	A-	6.500% due 7/15/18	568,510
520,000	A-	9.000% due 5/1/19	715,424
550,000	A-	3.500% due 11/2/20	578,867
		Steel Dynamics Inc., Company Guaranteed Notes:
90,000	BB+	6.750% due 4/1/15	91,575
130,000	BB+	7.625% due 3/15/20	140,400
		Vale Overseas Ltd., Company Guaranteed Notes:
1,342,000	A-	4.375% due 1/11/22	1,348,138

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Metals & Mining — 0.7% — (continued)
$260,000	A-	6.875% due 11/21/36	$298,811

		Total Metals & Mining	9,136,053

Multiline Retail — 0.0%
87,000	BBB	Macy’s Retail Holdings Inc., Company Guaranteed Notes, 5.875% due 1/15/13	89,489

Oil, Gas & Consumable Fuels — 2.5%
2,200,000	BBB	ABN Amro Bank/Deutschland for Gazprom, Unsecured Notes, 9.625% due 3/1/13	2,314,862
240,000	BBB-	Anadarko Finance Co., Company Guaranteed Notes, 7.500% due 5/1/31	300,486
		Anadarko Petroleum Corp., Senior Unsecured Notes:
150,000	BBB-	7.625% due 3/15/14	165,127
75,000	BBB-	5.750% due 6/15/14	80,887
308,000	BBB-	5.950% due 9/15/16	349,570
917,000	BBB-	6.375% due 9/15/17	1,073,567
		Apache Corp., Senior Unsecured Notes:
540,000	A-	5.625% due 1/15/17	638,476
70,000	A-	3.250% due 4/15/22	73,089
380,000	B-	Arch Coal Inc., Company Guaranteed Notes, 8.750% due 8/1/16	366,700
		BP Capital Markets PLC, Company Guaranteed Notes:
350,000	A	5.250% due 11/7/13	371,254
370,000	A	3.561% due 11/1/21	388,287
370,000	A	3.245% due 5/6/22	376,607
225,000	BBB+	Cameron International Corp., Senior Unsecured Notes, 7.000% due 7/15/38	304,792
		Chesapeake Energy Corp., Company Guaranteed Notes:
5,000	BB-	7.250% due 12/15/18	4,875
50,000	BB-	6.625% due 8/15/20(j)	47,250
430,000	BB-	6.875% due 11/15/20	409,575
		Cie Générale de Géophysique - Veritas, Company Guaranteed Notes:
130,000	BB-	7.750% due 5/15/17	133,981
230,000	BB-	6.500% due 6/1/21	226,550
		Concho Resources Inc., Company Guaranteed Notes:
130,000	BB+	6.500% due 1/15/22	136,500
110,000	BB+	5.500% due 10/1/22	108,212
410,000	A	ConocoPhillips, Company Guaranteed Notes, 6.000% due 1/15/20	522,087
65,000	A	ConocoPhillips Holding Co., Senior Unsecured Notes, 6.950% due 4/15/29	91,098
210,000	BB	Consol Energy Inc., Company Guaranteed Notes, 6.375% due 3/1/21	193,200
730,000	BBB+	Devon Energy Corp., Senior Unsecured Notes, 5.600% due 7/15/41	846,487
		El Paso Corp., Senior Unsecured Notes:
227,000	BB	7.800% due 8/1/31	259,711
325,000	BB	7.750% due 1/15/32	372,561
575,000	BB	El Paso Natural Gas Co., Senior Unsecured Notes, 8.625% due 1/15/22	733,839
		El Paso Pipeline Partners Operating Co. LLC, Company Guaranteed Notes:
460,000	BBB-	6.500% due 4/1/20	534,509
1,040,000	BBB-	5.000% due 10/1/21	1,118,719
		Energy Transfer Partners LP, Senior Unsecured Notes:
50,000	BBB-	5.200% due 2/1/22	52,954
433,000	BBB-	6.500% due 2/1/42	461,220
220,000	BBB+	Ensco PLC, Senior Unsecured Notes, 4.700% due 3/15/21	239,533
		Enterprise Products Operating LLC, Company Guaranteed Notes:
325,000	BBB	5.600% due 10/15/14	357,458
500,000	BBB	6.300% due 9/15/17	595,419
400,000	BBB	6.500% due 1/31/19	485,593
80,000	BBB	5.250% due 1/31/20	91,488
540,000	BBB	4.050% due 2/15/22	569,446
40,000	BBB	6.125% due 10/15/39	46,720
50,000	BBB	5.950% due 2/1/41	57,677

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Oil, Gas & Consumable Fuels — 2.5% — (continued)
$310,000	BBB	5.700% due 2/15/42	$346,365
140,000	BBB	4.850% due 8/15/42	140,167
		Hess Corp., Senior Unsecured Notes:
50,000	BBB	7.875% due 10/1/29	66,231
410,000	BBB	7.300% due 8/15/31	522,968
765,000	BBB-	Kerr-McGee Corp., Company Guaranteed Notes, 7.875% due 9/15/31	985,432
270,000	BB-	Key Energy Services Inc., Company Guaranteed Notes, 6.750% due 3/1/21	272,363
		Kinder Morgan Energy Partners LP, Senior Unsecured Notes:
50,000	BBB	5.850% due 9/15/12	50,600
30,000	BBB	6.000% due 2/1/17	34,737
220,000	BBB	6.850% due 2/15/20	267,089
360,000	BBB	3.950% due 9/1/22	364,303
167,000	BBB	6.500% due 9/1/39	192,190
300,000	BBB	Marathon Petroleum Corp., Senior Unsecured Notes, 6.500% due 3/1/41	333,823
370,000	BB	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Company Guaranteed Notes, 6.250% due 6/15/22	381,100
		Nexen Inc., Senior Unsecured Notes:
250,000	BBB-	6.200% due 7/30/19	295,757
220,000	BBB-	6.400% due 5/15/37	242,484
175,000	BBB-	7.500% due 7/30/39	214,523
630,000	BBB	Noble Energy Inc., Senior Unsecured Notes, 4.150% due 12/15/21	662,983
560,000	A	Occidental Petroleum Corp., Senior Unsecured Notes, 3.125% due 2/15/22	587,593
1,000,000	BBB-	Panhandle Eastern Pipeline Co. LP, Senior Unsecured Notes, 8.125% due 6/1/19	1,248,993
		Peabody Energy Corp., Company Guaranteed Notes:
400,000	BB+	6.500% due 9/15/20	405,000
190,000	BB+	7.875% due 11/1/26	197,600
29,000	BBB	Pemex Project Funding Master Trust, Company Guaranteed Notes, 6.625% due 6/15/35	33,278
1,810,000	BBB	Petrobras International Finance Co. - Pifco, Company Guaranteed Notes, 5.375% due 1/27/21	1,940,678
175,000	BBB+	Petrohawk Energy Corp., Company Guaranteed Notes, 7.250% due 8/15/18	199,704
460,000	BB-	Plains Exploration & Production Co., Company Guaranteed Notes, 6.125% due 6/15/19	448,500
250,000	BB+	QEP Resources Inc., Senior Unsecured Notes, 6.875% due 3/1/21	271,875
360,000	BB-	Regency Energy Partners LP/Regency Energy Finance Corp., Company Guaranteed Notes, 6.875% due 12/1/18	378,000
90,000	AAA	SeaRiver Maritime Financial Holdings Inc., Company Guaranteed Notes, 0.000% due 9/1/12	89,647
80,000	BBB-	SESI LLC, Company Guaranteed Notes, 7.125% due 12/15/21(d)	87,600
360,000	AA	Shell International Finance BV, Company Guaranteed Notes, 4.375% due 3/25/20	421,922
		Southern Natural Gas Co. LLC, Senior Unsecured Notes:
40,000	BBB-	5.900% due 4/1/17(d)	46,301
58,000	BBB-	8.000% due 3/1/32	78,466
1,300,000	BBB+	Suncor Energy Inc., Senior Unsecured Notes, 6.850% due 6/1/39(b)	1,658,264
110,000	BB	Tennessee Gas Pipeline Co. LLC, Senior Unsecured Notes, 7.625% due 4/1/37	140,795
370,000	BBB(f)	TEPPCO Partners LP, Company Guaranteed Notes, 6.125% due 2/1/13	381,804
		Transocean Inc., Company Guaranteed Notes:
223,000	BBB-	5.050% due 12/15/16	243,749
198,000	BBB-	6.000% due 3/15/18	223,403
440,000	BBB-	6.375% due 12/15/21	506,107
		Williams Cos., Inc., Senior Unsecured Notes:
793,000	BBB-	7.875% due 9/1/21	1,031,549
116,000	BBB-	7.500% due 1/15/31	146,722
166,000	BBB-	8.750% due 3/15/32	231,989
160,000	BB+	WPX Energy Inc., Senior Unsecured Notes, 6.000% due 1/15/22(d)	154,800

		Total Oil, Gas & Consumable Fuels	32,027,820

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Paper & Forest Products — 0.0%
		Celulosa Arauco y Constitución SA, Senior Unsecured Notes:
$190,000	BBB	4.750% due 1/11/22(d)	$193,723
50,000	BBB	4.750% due 1/11/22	50,980
175,000	A-	Georgia-Pacific LLC, Company Guaranteed Notes, 8.250% due 5/1/16(d)	192,938

		Total Paper & Forest Products	437,641

Pharmaceuticals — 0.3%
380,000	AA	Abbott Laboratories, Senior Unsecured Notes, 5.600% due 11/30/17	462,315
1,050,000	BBB+	Express Scripts Holding Co., Company Guaranteed Notes, 3.500% due 11/15/16(d)	1,109,997
390,000	A+	GlaxoSmithKline Capital PLC, Company Guaranteed Notes, 2.850% due 5/8/22	395,229
130,000	AA	Pfizer Inc., Senior Unsecured Notes, 7.200% due 3/15/39	198,496
480,000	A-	Teva Pharmaceutical Finance Co. BV, Company Guaranteed Notes, 3.650% due 11/10/21	504,044
445,000	BBB	Watson Pharmaceuticals Inc., Senior Unsecured Notes, 5.000% due 8/15/14	474,590
350,000	AA	Wyeth LLC, Company Guaranteed Notes, 5.950% due 4/1/37	461,945

		Total Pharmaceuticals	3,606,616

Real Estate Investment Trusts (REITs) — 0.9%
700,000	BBB-	Duke Realty LP, Senior Unsecured Notes, 6.500% due 1/15/18	802,466
2,900,000	BBB	Goodman Funding Pty Ltd., Company Guaranteed Notes, 6.375% due 11/12/20(b)(d)	3,078,347
		HCP Inc., Senior Unsecured Notes:
700,000	BBB	6.450% due 6/25/12	721,042
750,000	BBB	6.000% due 6/15/14	796,205
300,000	BBB	6.700% due 1/30/18	350,591
		Health Care REIT Inc., Senior Unsecured Notes:
500,000	BBB-	4.125% due 4/1/19	509,286
1,200,000	BBB-	4.950% due 1/15/21	1,272,878
600,000	BBB-	6.500% due 3/15/41	663,606
600,000	BBB-	Healthcare Realty Trust Inc., Senior Unsecured Notes, 6.500% due 1/17/17	658,784
1,300,000	BBB	Ventas Realty LP/Ventas Capital Corp., Company Guaranteed Notes, 4.000% due 4/30/19	1,334,145
		WEA Finance LLC/WT Finance Aust Pty Ltd., Company Guaranteed Notes:
465,000	A-	7.500% due 6/2/14(d)	510,174
440,000	A-	6.750% due 9/2/19(d)	524,384

		Total Real Estate Investment Trusts (REITs)	11,221,908

Road & Rail — 0.1%
520,000	BBB-	Penske Truck Leasing Co. LP/PTL Finance Corp., Unsecured Notes, 3.125% due 5/11/15(d)	524,341
		Union Pacific Corp., Senior Unsecured Notes:
43,000	A-	5.375% due 5/1/14	46,592
84,000	A-	4.163% due 7/15/22	94,461

		Total Road & Rail	665,394

Specialty Retail — 0.2%
		QVC Inc., Senior Secured Notes:
685,000	BBB-	7.500% due 10/1/19(d)	748,363
554,000	BBB-	7.375% due 10/15/20(d)	606,630
700,000	AA	Wal-Mart Stores Inc., Senior Unsecured Notes, 3.250% due 10/25/20	751,290

		Total Specialty Retail	2,106,283

Tobacco — 0.2%
		Altria Group Inc., Company Guaranteed Notes:
200,000	BBB	8.500% due 11/10/13	221,065
400,000	BBB	9.700% due 11/10/18(b)	550,719
260,000	BBB	9.250% due 8/6/19	357,729
550,000	BBB	4.750% due 5/5/21	614,534
60,000	BBB	9.950% due 11/10/38	96,108
45,000	BBB	10.200% due 2/6/39	73,103
		Philip Morris International Inc., Senior Unsecured Notes:
480,000	A	2.900% due 11/15/21	495,854

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating††	Security	Value
Tobacco — 0.2% — (continued)
$240,000	A	4.500% due 3/20/42	$262,895
		Reynolds American Inc., Company Guaranteed Notes:
85,000	BBB-	7.250% due 6/1/12	88,968
300,000	BBB-	6.750% due 6/15/17	361,695

		Total Tobacco	3,122,670

Wireless Telecommunication Services — 0.3%
230,000	A-	América Móvil SAB de CV, Company Guaranteed Notes, 5.000% due 3/30/20	258,230
		GTE Corp., Company Guaranteed Notes:
548,000	A-	6.840% due 4/15/18	674,374
50,000	A-	6.940% due 4/15/28	63,776
		Sprint Capital Corp., Company Guaranteed Notes:
50,000	B+	6.875% due 11/15/28	37,375
720,000	B+	8.750% due 3/15/32	610,200
		Telefónica Emisiones SAU, Company Guaranteed Notes:
70,000	BBB	5.877% due 7/15/19	65,444
140,000	BBB	5.134% due 4/27/20	123,921
1,370,000	BBB-	Virgin Media Secured Finance PLC, Senior Secured Notes, 6.500% due 1/15/18	1,500,150

		Total Wireless Telecommunication Services	3,333,470

		TOTAL CORPORATE BONDS & NOTES (Cost - $287,018,007)	304,951,514

MUNICIPAL BONDS — 1.5%
California — 0.3%
200,000	AA-	Los Angeles Department of Water & Power, Build America Bonds Project, 6.574% due 7/1/45	292,170
110,000	AA-	San Francisco, CA, City & County Public Utilities Commission Water Revenue, Build America Bonds Project, Series E, 6.000% due 11/1/40	135,687
250,000	AA+	Santa Clara Valley Transportation Authority, Build America Bonds Project, 5.876% due 4/1/32	308,223
		State of California, GO:
670,000	A-	6.200% due 10/1/19	797,354
400,000	A-	5.000% due 6/1/37(b)	423,676
900,000	A-	5.000% due 11/1/37(b)	957,267
100,000	A-	5.000% due 12/1/37(b)	106,455
815,000	A-	7.550% due 4/1/39	1,053,322

		Total California	4,074,154

Delaware — 0.0%
350,000	AA+	Northstar Education Finance Inc., 2007-1 Student Loan Asset Backed Notes, GTDSTD-Insured, 0.716% due 1/29/46(a)	282,593

Florida — 0.0%
600,000	A	Southwest Student Services Corp., Sub-Series B, GTDSTD-Insured, AMT, 0.595% due 12/1/36(a)(k)	469,998

Georgia — 0.0%
		Municipal Electric Authority of Georgia, Build America Bonds Project:
120,000	A+	6.637%, due 4/1/57	139,966
70,000	A+	6.655%, due 4/1/57	80,651

		Total Georgia	220,617

Illinois — 0.8%
		Chicago Transit Authority:
3,500,000	AA	Series A, 6.899% due 12/1/40(b)	4,252,640
2,400,000	AA	Series B, 6.899% due 12/1/40(b)	2,916,096
510,000	AA-	Chicago, IL, GO, Series A, FSA-Insured, 4.750% due 1/1/36(b)	538,238

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount		Rating††	Security	Value
Illinois — 0.8% — (continued)
$50,000		AA	County of Cook IL, Build America Bonds Project, 6.229% due 11/15/34	$57,419
			State of Illinois, GO:
1,250,000		A+	5.665% due 3/1/18	1,391,588
435,000		A+	5.100% due 6/1/33	411,066

			Total Illinois	9,567,047

Minnesota — 0.2%
			Northstar Education Finance Inc., 2007-1 Student Loan Asset Backed Notes, GTDSTD-Insured:
825,000		AA+	0.567% due 4/28/30(a)	768,215
850,000		AA+	0.527% due 1/29/46(a)	770,015
375,000		AA+	0.927% due 1/29/46(a)	289,069

			Total Minnesota	1,827,299

New York — 0.0%
190,000		AAA	New York City Municipal Water Finance Authority, Water & Sewer System Revenue, Series 1289, 7.569% due 12/15/13(a)(b)(d)	218,770

Ohio — 0.1%
40,000		A	American Municipal Power Inc., Meldahl Hydroelectric Project Revenue Bonds, Series 2010E, 6.270% due 2/15/50	46,708
1,000,000		B-	Buckeye Ohio Tobacco Settlement, Series A-2, 5.750% due 6/1/34(b)	764,650

			Total Ohio	811,358

Virginia — 0.1%
688,885		AAA	Virginia Housing Development Authority, Series C, 6.000% due 6/25/34	750,196

			TOTAL MUNICIPAL BONDS (Cost - $16,394,628)	18,222,032

SOVEREIGN BONDS — 2.8%
Australia — 1.4%
			Australia Government Bond, Senior Unsecured Notes
3,100,000	AUD	Aaa(e)	5.500% due 12/15/13	3,157,998
5,700,000	AUD	Aaa(e)	4.750% due 6/15/16	6,076,409
1,700,000	AUD	Aaa(e)	6.000% due 2/15/17	1,923,338
4,200,000	AUD	Aaa(e)	5.500% due 1/21/18	4,723,775
2,100,000	AUD	Aaa(e)	5.750% due 7/15/22	2,541,642

			Total Australia	18,423,162

Brazil — 0.1%
2,500,000	BRL	BBB	Federative Republic of Brazil, Senior Unsecured Notes, 12.500% due 1/5/22	1,673,899

Canada — 0.7%
8,000,000	CAD	AAA	Canadian Government Bond, , 2.250% due 8/1/14(b)	7,923,096
			Province of Ontario Canada, Senior Unsecured Notes
410,000		AA-	0.950% due 5/26/15	411,202
900,000		AA-	2.300% due 5/10/16(b)	940,091

			Total Canada	9,274,389

Hong Kong — 0.1%
1,000,000		AAA	Hong Kong Government Bond, Notes, 5.125% due 8/1/14(b)(d)	1,078,732

Japan — 0.1%
800,000		AA-	Japan Bank for International Cooperation, Government Guaranteed Notes, 2.875% due 2/2/15	841,384

Malaysia — 0.1%
			Malaysia Government Bond, Senior Unsecured Notes
1,800,000	MYR	A3(e)	3.835% due 8/12/15	578,909

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount		Rating††	Security	Value
Malaysia — 0.1% — (continued)
$515,000	MYR	A3(e)	4.262% due 9/15/16	$169,128

			Total Malaysia	748,037

Mexico — 0.3%
34,836,000	MXN	A-	Mexican Bonos, Bonds, 8.000% due 6/11/20	2,789,719
418,000		BBB	Mexico Government International Bond, Senior Unsecured Notes, 6.750% due 9/27/34	548,625
78,000		BBB	United Mexican States, Senior Unsecured Notes, 6.050% due 1/11/40	95,355

			Total Mexico	3,433,699

Russia — 0.0%
17,710		BBB	Russian Federation, step bond to yield, Senior Unsecured Notes, 7.500% due 3/31/30	20,876

			TOTAL SOVEREIGN BONDS (Cost - $34,509,272)	35,494,178

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 21.0%
U.S. GOVERNMENT OBLIGATIONS — 20.5%
			U.S. Treasury Bonds:
3,600,000			8.125% due 5/15/21(b)	5,665,219
113,000			8.125% due 8/15/21(b)	179,052
1,900,000			7.625% due 11/15/22(b)	3,011,500
200,000			7.125% due 2/15/23(b)	308,531
2,000,000			7.500% due 11/15/24(b)	3,268,126
1,025,000			6.500% due 11/15/26	1,601,563
970,000			6.625% due 2/15/27	1,537,148
2,440,000			6.375% due 8/15/27	3,815,170
2,865,000			4.500% due 2/15/36	3,909,381
1,900,000			4.750% due 2/15/37	2,691,766
1,000,000			4.375% due 11/15/39(b)	1,355,156
1,200,000			4.375% due 5/15/40(b)	1,627,687
1,787,700			4.750% due 2/15/41	2,568,980
1,214,000			4.375% due 5/15/41	1,649,333
1,150,000			3.750% due 8/15/41(b)	1,410,727
22,820,000			3.125% due 11/15/41(b)	24,955,815
18,640,000			3.125% due 2/15/42	20,384,592
700,000			3.000% due 5/15/42(b)(l)	747,469
			U.S. Treasury Notes:
210,000			1.875% due 2/28/14	215,882
22,205,000			0.250% due 4/30/14	22,202,402
568,000			0.375% due 3/15/15	568,488
9,000,000			0.250% due 5/15/15	8,974,692
765,000			2.000% due 4/30/16	808,689
5,530,000			1.000% due 8/31/16	5,630,662
400,000			1.000% due 9/30/16	407,188
345,000			0.875% due 12/31/16	349,070
8,669,700			0.875% due 1/31/17	8,770,624
600,000			0.875% due 2/28/17(b)	606,985
3,075,000			0.625% due 5/31/17	3,068,755
85,000			2.375% due 7/31/17	92,072
1,300,000			1.500% due 8/31/18	1,347,633
4,690,000			1.375% due 9/30/18	4,823,008
26,000,000			1.375% due 11/30/18(b)	26,733,278
1,460,000			1.375% due 2/28/19	1,499,124
37,040,000			1.250% due 4/30/19	37,644,789
3,600,000			1.125% due 5/31/19	3,624,188
8,700,000			2.125% due 8/15/21(b)(l)	9,195,491

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Security	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 21.0% — (continued)
U.S. GOVERNMENT OBLIGATIONS — 20.5%(continued)
$770,000	2.000% due 11/15/21(b)	$803,146
1,970,000	2.000% due 2/15/22(b)	2,049,878
17,965,000	1.750% due 5/15/22	18,248,506
	U.S. Treasury Inflation Indexed Bonds:
6,396,704	1.125% due 1/15/21(b)(l)	7,432,670
5,675,656	0.125% due 1/15/22(b)	6,049,449
121,695	2.375% due 1/15/25(l)	162,501
284,692	1.750% due 1/15/28(l)	362,115
125,585	3.875% due 4/15/29	205,793
3,221,063	2.125% due 2/15/41(b)	4,685,135
	U.S. Treasury Strip Principal, Zero coupon bond to yield:
2,780,000	5.131% due 2/15/27(m)	2,003,610

	TOTAL U.S. GOVERNMENT OBLIGATIONS	259,253,038

U.S. GOVERNMENT AGENCIES — 0.5%
	Federal Home Loan Bank (FHLB):
200,000	1.350% due 4/29/14	203,898
290,000	1.375% due 5/28/14	296,455
2,000	5.625% due 11/23/35(l)	2,281
	Federal National Mortgage Association (FNMA):
1,945,000	1.950% due 3/28/19	1,950,922
3,605,000	0.000% due 10/9/19	2,972,665
1,055,000	6.250% due 5/15/29	1,535,537

	TOTAL U.S. GOVERNMENT AGENCIES	6,961,758

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $252,565,982)	266,214,796

Shares
PREFERRED STOCK — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Automobiles — 0.0%
	General Motors Corp.(b)(g)(h)*
20,000	(Cost - $0)	30,000

WARRANT — 0.0%
ENERGY — 0.0%
Energy Equipment & Services — 0.0%
	SemGroup Corp., Class A Shares, expires 11/30/14(g)*
177	(Cost - $9,884)	1,384

Contracts
PURCHASED OPTIONS — 0.0%
United States — 0.0%
126	Eurodollar 2 Year Midcurve, Put @ $98.75, expires 12/14/12	23,625
90	Eurodollar 3 Year Midcurve, Put @ $97.25, expires 12/14/12	6,750
90	Eurodollar 3 Year Midcurve, Put @ $98.25, expires 12/14/12	29,812

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Contracts		Security	Value
United States — 0.0% — (continued)
46		Eurodollar Futures, Put @ $98.88, expires 12/17/12	$4,600

		Total United States	64,787

		TOTAL PURCHASED OPTIONS (Cost - $187,894)	64,787

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,162,874,526)	1,199,695,993

Face Amount†
SHORT-TERM INVESTMENTS (n) — 14.7%
MONEY MARKET FUND — 0.0%
		Invesco STIT - Liquid Assets Portfolio(o)
438,405		(Cost - $438,405)	438,405

REPURCHASE AGREEMENTS — 8.7%
24,673,000		Banc of America Securities LLC repurchase agreement dated 5/31/12, 0.170% due 6/1/12, Proceeds at maturity - $24,673,117; (Fully collateralized by U.S. Treasury Note 2.000% due 11/15/21; Market Valued - $25,227,260)(m)	24,673,000
31,800,000		BZW Securities Inc. repurchase agreement dated 5/31/12, 0.100% due 6/1/12, Proceeds at maturity - $31,800,088; (Fully collateralized by U.S. Treasury Note 0.875% due 1/31/17; Market Valued - $32,479,551)(m)	31,800,000
23,927,000		Credit Suisse Securities (USA) LLC repurchase agreement dated 5/31/12, 0.130% due 6/1/12, Proceeds at maturity - $23,927,086; (Fully collateralized by U.S. Treasury Bond 4.375% due 5/15/41; Market Valued - $24,408,379)(m)	23,927,000
29,300,000		Merrill Lynch & Co., Inc. repurchase agreement dated 5/31/12, 0.220% due 6/1/12, Proceeds at maturity - $29,300,179; (Fully collateralized by U.S. Treasury Bond 3.000% due 5/15/42; Market Valued - $30,161,778)(m)	29,300,000

		TOTAL REPURCHASE AGREEMENTS (Cost - $109,700,000)	109,700,000

TIME DEPOSITS — 2.7%
34,308,973		Bank of New York Mellon - Grand Cayman, 0.030% due 6/1/12	34,308,973
		BBH - Grand Cayman:
126	JPY	0.010% due 6/1/12	2
14,807	EUR	0.040% due 6/1/12	18,305
522	GBP	0.068% due 6/1/12	804
757	CAD	0.242% due 6/1/12	731
59	NOK	0.650% due 6/1/12	10
361	AUD	2.968% due 6/1/12	351

		TOTAL TIME DEPOSITS (Cost - $34,329,176)	34,329,176

U.S. GOVERNMENT AGENCIES — 0.8%
2,040,000		Federal Home Loan Bank (FHLB) Discount Notes, 0.100% due 6/22/12(m)	2,039,881
		Federal National Mortgage Association (FNMA):
5,465,000		0.260% due 8/23/12	5,466,847
2,790,000		0.270% due 10/18/12	2,791,646

		TOTAL U.S. GOVERNMENT AGENCIES (Cost - $10,294,316)	10,298,374

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount†	Security	Value
U.S. GOVERNMENT OBLIGATIONS — 2.5%
$31,185,000	U.S. Treasury Bills, 0.076% due 6/7/12 - 10/18/12(l)(m)	$31,178,051

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $31,178,051)	31,178,051

	TOTAL SHORT-TERM INVESTMENTS (Cost - $185,939,948)	185,944,006

	TOTAL INVESTMENTS — 109.5% (Cost - $1,348,814,474#)	1,385,639,999

	Liabilities in Excess of Other Assets — (9.5%)	(119,961,060)

	TOTAL NET ASSETS — 100.0%	$1,265,678,939

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2012.
(b)	All or a portion of this security is segregated as collateral for open futures contracts, extended settlements, options contracts written, swap contracts, foreign currency contracts, TBA’s and short sales.
(c)	This security is traded on a TBA basis (see Note 1).
(d)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(e)	Rating by Moody’s Investors Service. All ratings are unaudited.
(f)	Rating by Fitch Ratings Service. All ratings are unaudited.
(g)	Illiquid Security.
(h)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(i)	Security is currently in default.
(j)	All or a portion of this security is on loan (See Note 1).
(k)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(l)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(m)	Rate shown represents yield-to-maturity.
(n)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 14.7%.
(o)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro Dollar
FSA	— Financial Security Assurance
GBP	— British Pound
GO	— General Obligation
GTDSTD	— Guaranteed Student Loans
JPY	— Japanese Yen
MASTR	— Mortgage Asset Securitization Transactions Inc
MXN	— Mexican Peso
MYR	— Malaysian Riggit
NOK	— Norwegian Krone
PLC	— Public Limited Company
REIT	— Real Estate Investment Trusts
REMICS	— Real Estate Mortgage Investment Conduits

See pages 124 to 126 for definition of ratings.

Schedules of Investments

(unaudited) (continued)

Summary of Investments by Security Type^

Mortgage-Backed Securities	27.4%
Corporate Bonds & Notes	22.0
U.S. Government & Agency Obligations	19.2
Collateralized Mortgage Obligations	13.1
Sovereign Bonds	2.6
Municipal Bonds	1.3
Asset-Backed Securities	1.0
Purchased Options	0.0	**
Preferred Stock	0.0	**
Warrant	0.0	**
Short-Term Investments	13.4

	100.0%

^	As a percentage of total investments.

**	Position represents less than 0.1%

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Schedule of Options Contracts Written

Contracts	Security Name	Expiration Date	Strike Price	Value
United States
126	Eurodollar 2 Year Midcurve, Put	12/14/12	$98.25	$8,662
180	Eurodollar 3 Year Midcurve, Put	12/14/12	97.75	28,125
46	Eurodollar Futures, Put	9/17/12	98.88	2,013
1,200,000	Swaption, 3-Month USD-LIBOR, Put	3/18/13	1.40	9,164
1,200,000	Swaption, 3-Month USD-LIBOR, Call	3/18/13	1.40	17,942
15,200,000	Swaption, 3-Month USD-LIBOR, Put	3/18/13	1.40	116,075
15,200,000	Swaption, 3-Month USD-LIBOR, Call	3/18/13	1.40	227,267
32	U.S. Treasury Bond, Call	6/22/12	150.00	54,500
31	U.S. Treasury Bond, Call	6/22/12	151.00	39,719

	Total United States			503,467

	TOTAL OPTIONS CONRACTS WRITTEN (Premiums received — $683,649)			$503,467

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Schedule of Forward Sale Commitments

Face Amount	Security	Value
	Federal Home Loan Mortgage Corp. (FHLMC)
$1,000,000	4.500% due 6/1/42 (a)	$1,068,125
2,000,000	5.500% due 7/1/42 (a)	2,173,438
	Federal National Mortgage Association (FNMA)
11,000,000	4.000% due 6/1/27 (a)	11,685,781
1,000,000	4.000% due 8/1/40 (a)	1,065,812
1,000,000	4.000% due 9/1/41 (a)	1,066,124
6,000,000	3.500% due 6/1/42 (a)	6,299,062
2,600,000	4.000% due 6/1/42 (a)	2,769,203
1,000,000	4.500% due 6/1/42 (a)	1,072,969
700,000	5.000% due 6/1/42 (a)	758,297
12,000,000	5.500% due 6/1/42 (a)	13,085,628
4,000,000	6.000% due 6/1/42 (a)	4,403,751
1,000,000	6.000% due 7/1/42 (a)	1,100,156
	Government National Mortgage Association (GNMA)
3,000,000	6.000% due 7/1/42 (a)	3,367,501

	TOTAL OPEN FORWARD SALE COMMITMENTS (Proceeds — $49,905,077)	$49,915,847

(a)	This security is traded on a TBA basis (see Note 1).

For details of other financial instruments held by this fund, refer to Note 3.

Schedules of Investments

(continued) (unaudited)

High Yield Investments

Face Amount	Rating††	Security	Value
CORPORATE BONDS & NOTES — 88.1%
Aerospace & Defense — 1.3%
$680,000	CCC	DAE Aviation Holdings Inc., Company Guaranteed Notes, 11.250% due 8/1/15(a)	$703,800
170,000	B-	Ducommun Inc., Company Guaranteed Notes, 9.750% due 7/15/18	180,625
315,000	B	Kratos Defense & Security Solutions Inc., Senior Secured Notes, 10.000% due 6/1/17	335,475
330,000	B-	Wyle Services Corp., Senior Subordinated Notes, 10.500% due 4/1/18(a)	353,100

		Total Aerospace & Defense	1,573,000

Airlines — 1.0%
370,000	BBB-	Continental Airlines 2012-1 Class B Pass Thru Trusts, Pass Thru Certificates, 6.250% due 4/11/20	375,550
61,145	BB	Delta Air Lines 2007-1 Class B Pass Through Trust, Pass Thru Certificates, 8.021% due 8/10/22	62,368
125,161	B	Delta Air Lines 2007-1 Class C Pass Through Trust, Pass Thru Certificates, 8.954% due 8/10/14	127,826
55,342	BBB-	Delta Air Lines 2009-1 Series B Pass Through Trust, Pass Thru Certificates, 9.750% due 12/17/16	59,216
30,000	BB+	Delta Air Lines 2010-1 Class B Pass Through Trust, Pass Thru Certificates, 6.375% due 1/2/16(a)	30,000
515,000	BB-	Delta Air Lines Inc., Senior Secured Notes, 9.500% due 9/15/14(a)	544,613

		Total Airlines	1,199,573

Auto Components — 1.8%
		Chrysler Group LLC/CG Co-Issuer Inc., Secured Notes:
580,000	B	8.000% due 6/15/19	584,350
400,000	B	8.250% due 6/15/21	403,000
60,000	B+	Goodyear Tire & Rubber Co. (The), Company Guaranteed Notes, 7.000% due 5/15/22	59,100
400,000	B+	Pittsburgh Glass Works LLC, Senior Secured Notes, 8.500% due 4/15/16(a)	378,000
187,000	B+	Tomkins LLC/Tomkins Inc., Secured Notes, 9.000% due 10/1/18	206,401
		Tower Automotive Holdings USA LLC/TA Holdings Finance Inc., Senior Secured Notes, 10.625% due
601,000	B+	9/1/17(a)	635,558

		Total Auto Components	2,266,409

Automobiles — 0.0%
		General Motors Corp.:
555,000	NR	7.200% due 1/15/12(b)	6,594
730,000	NR	8.375% due 7/15/33(b)	8,672

		Total Automobiles	15,266

Building Products — 0.8%
		Building Materials Corp. of America, Senior Notes:
80,000	BB+	6.875% due 8/15/18(a)	83,000
280,000	BB+	6.750% due 5/1/21(a)	287,000
		Nortek Inc., Company Guaranteed Notes:
285,000	B	10.000% due 12/1/18	302,100
300,000	B	8.500% due 4/15/21	292,500

		Total Building Products	964,600

Chemicals — 1.2%
305,000	BB	Georgia Gulf Corp., Senior Secured Notes, 9.000% due 1/15/17(a)	343,887
410,000	CCC+	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Secured Notes, 9.000% due 11/15/20	359,775
130,000	B+	Ineos Finance PLC, Senior Secured Notes, 9.000% due 5/15/15(a)	136,825
600,000	BB+	LyondellBasell Industries NV, Company Guaranteed Notes, 6.000% due 11/15/21(a)	645,000

		Total Chemicals	1,485,487

Commercial Banks — 4.9%
		Ally Financial Inc.:
		Company Guaranteed Notes:
165,000	B+	6.750% due 12/1/14	172,425
650,000	B+	8.000% due 3/15/20	736,125
60,000	B+	Senior Unsecured Notes, 7.500% due 12/31/13	63,750
165,000	BBB-	Amsouth Bank, Subordinated Notes, 4.850% due 4/1/13	166,238
230,000	A-	Bank of America Corp., Senior Unsecured Notes, 6.500% due 8/1/16	249,279
430,000	BB+	BankAmerica Institutional Capital A, Limited Guaranteed Notes, 8.070% due 12/31/26(a)	434,300
200,000	BBB+	Barclays Bank PLC, Subordinated Notes, 6.050% due 12/4/17(a)	200,647

Schedules of Investments

(continued) (unaudited)

High Yield Investments

Face Amount	Rating††	Security	Value
Commercial Banks — 4.9% — (continued)
$75,000	A	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Junior Subordinated Notes, 11.000% due 12/29/49(a)(c)	$93,423
210,000	BBB-	Credit Agricole SA, Junior Subordinated Notes, 8.375% due 10/29/49(a)(c)	159,600
390,000	BBB+	Intesa Sanpaolo SpA, Senior Notes, 3.625% due 8/12/15(a)	335,799
90,000	BB+	NB Capital Trust IV, Limited Guaranteed Notes, 8.250% due 4/15/27	90,873
		Royal Bank of Scotland Group PLC:
170,000	BB	Junior Subordinated Notes, 7.648% due 8/29/49(c)	131,325
140,000	BB+	Subordinated Notes, 5.000% due 10/1/14	137,169
100,000	BBB+	Santander Issuances SAU, Bank Guaranteed Notes, 5.911% due 6/20/16(a)	93,562
220,000	BBB-	Société Générale SA, Junior Subordinated Notes, 1.219% due 12/29/49(a)(c)	142,490
		Synovus Financial Corp.:
905,000	B	Senior Unsecured Notes, 7.875% due 2/15/19	952,512
805,000	B-	Subordinated Notes, 5.125% due 6/15/17	742,613
585,000	BBB+	Wachovia Capital Trust III, Limited Guaranteed Notes, 5.570% due 3/29/49(c)	546,244
620,000	Ba3(d)	Western Alliance Bancorp, Senior Unsecured Notes, 10.000% due 9/1/15(b)	672,700

		Total Commercial Banks	6,121,074

Commercial Services — 3.2%
335,000	B	ACE Cash Express Inc., Senior Secured Notes, 11.000% due 2/1/19(a)	293,963
380,000	B	Avis Budget Car Rental LLC/Avis Budget Finance Inc., Company Guaranteed Notes, 8.250% due 1/15/19	395,200
547,000	BB-	Bankrate Inc., Senior Secured Notes, 11.750% due 7/15/15	618,110
155,000	B-	Emergency Medical Services Corp., Company Guaranteed Notes, 8.125% due 6/1/19	158,875
115,000	B+	Geo Group Inc. (The), Company Guaranteed Notes, 7.750% due 10/15/17	123,337
250,000	B2 (d)	Hertz Corp. (The), Company Guaranteed Notes, 6.750% due 4/15/19(a)	256,875
250,000	B	Live Nation Entertainment Inc., Senior Unsecured Notes, 8.125% due 5/15/18(a)	262,187
320,000	CCC+	Monitronics International Inc., Senior Notes, 9.125% due 4/1/20(a)	312,000
310,000	CCC+	NES Rentals Holdings Inc., Secured Notes, 12.250% due 4/15/15(a)	299,150
60,000	B	Pharmaceutical Product Development Inc., Senior Unsecured Notes, 9.500% due 12/1/19(a)	64,200
90,000	B-	ServiceMaster Co., Company Guaranteed Notes, 8.000% due 2/15/20(a)	94,838
300,000	BB	Sotheby’s, Company Guaranteed Notes, 7.750% due 6/15/15	328,500
125,000	BB-	Stewart Enterprises Inc., Company Guaranteed Notes, 6.500% due 4/15/19	128,750
160,000	B-	TransUnion Holding Co., Inc., Senior Unsecured Notes, 9.625% due 6/15/18(a)(e)	169,600
500,000	B	UR Financing Escrow Corp., Company Guaranteed Notes, 7.625% due 4/15/22(a)	512,500

		Total Commercial Services	4,018,085

Commercial Services & Supplies — 2.4%
355,000	CCC+	Altegrity Inc., Company Guaranteed Notes, 11.750% due 5/1/16(a)	324,825
240,000	B+	American Reprographics Co., Company Guaranteed Notes, 10.500% due 12/15/16	236,400
		Cenveo Corp.:
506,000	CCC+	Company Guaranteed Notes, 7.875% due 12/1/13(f)	473,110
555,000	B-	Secured Notes, 8.875% due 2/1/18	505,050
285,000	B-	FGI Operating Co. LLC/FGI Finance Inc., Senior Secured Notes, 7.875% due 5/1/20(a)	293,550
100,000	BB-	JM Huber Corp., Senior Unsecured Notes, 9.875% due 11/1/19(a)	105,500
815,000	CCC+	Park-Ohio Industries Inc., Company Guaranteed Notes, 8.125% due 4/1/21	843,525
130,000	B	United Rentals North America Inc., Company Guaranteed Notes, 10.875% due 6/15/16	145,275

		Total Commercial Services & Supplies	2,927,235

Containers & Packaging — 1.2%
255,000	B	Packaging Dynamics Corp., Senior Secured Notes, 8.750% due 2/1/16(a)	269,025
660,000	B-	Pactiv Corp., Senior Unsecured Notes, 7.950% due 12/15/25(f)	531,300
		Sealed Air Corp., Company Guaranteed Notes:
300,000	BB	8.375% due 9/15/21(a)	331,500
340,000	BB	6.875% due 7/15/33(a)	331,500

		Total Containers & Packaging	1,463,325

Schedules of Investments

(continued) (unaudited)

High Yield Investments

Face Amount	Rating††	Security	Value
Diversified Consumer Services — 0.3%
$210,000	B-	Carriage Services Inc., Company Guaranteed Notes, 7.875% due 1/15/15	$212,625
130,000	BB-	Service Corp. International, Senior Unsecured Notes, 7.500% due 4/1/27	131,300

		Total Diversified Consumer Services	343,925

Diversified Financial Services — 4.5%
300,000	BB(g)	Astoria Depositor Corp., Pass Thru Certificates, 8.144% due 5/1/21(a)	261,000
532,387	B-	E*Trade Financial Corp., Senior Unsecured Notes, 12.500% due 11/30/17	613,576
180,000	BB+	Fresenius US Finance II Inc., Company Guaranteed Notes, 9.000% due 7/15/15(a)	206,550
220,000	BB-	General Motors Financial Co., Inc., Company Guaranteed Notes, 6.750% due 6/1/18	236,478
		International Lease Finance Corp., Senior Unsecured Notes:
500,000	BBB-	5.875% due 5/1/13	510,000
215,000	BBB-	5.625% due 9/20/13	219,031
1,150,000	BBB-	8.875% due 9/1/17	1,290,875
50,000	BBB-	8.625% due 1/15/22	57,250
276,000	NR	Jack Cooper Holdings Corp., Senior Secured Notes, 13.250% due 12/15/15(a)	273,240
		Nuveen Investments Inc.:
665,000	CCC	Company Guaranteed Notes, 10.500% due 11/15/15	674,975
450,000	CCC	Senior Unsecured Notes, 5.500% due 9/15/15	407,250
680,000	B-	Offshore Group Investments Ltd., Senior Secured Notes, 11.500% due 8/1/15	727,600
45,000	B3e(d)	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Senior Secured Notes, 9.500% due 6/15/19(a)	46,125

		Total Diversified Financial Services	5,523,950

Diversified Telecommunication Services — 4.7%
		Cincinnati Bell Inc., Company Guaranteed Notes:
265,000	B	8.250% due 10/15/17	271,625
275,000	CCC+	8.750% due 3/15/18	256,438
35,000	BB-	Cincinnati Bell Telephone Co. LLC, Company Guaranteed Notes, 6.300% due 12/1/28	28,875
		Cricket Communications Inc.:
455,000	CCC+	Company Guaranteed Notes, 7.750% due 10/15/20	418,031
15,000	B+	Senior Secured Notes, 7.750% due 5/15/16	15,900
430,000	BB	Frontier Communications Corp., Senior Unsecured Notes, 8.500% due 4/15/20	433,225
135,000	BB+	Inmarsat Finance PLC, Company Guaranteed Notes, 7.375% due 12/1/17(a)	144,450
		Intelsat Jackson Holdings SA, Company Guaranteed Notes:
115,000	B	9.500% due 6/15/16	119,197
200,000	CCC+	11.250% due 6/15/16	209,250
120,000	B	7.250% due 10/15/20(a)	119,700
775,000	B-	ITC Deltacom Inc., Senior Secured Notes, 10.500% due 4/1/16	819,563
		Level 3 Financing Inc., Company Guaranteed Notes:
295,000	CCC	4.506% due 2/15/15(c)	282,463
270,000	CCC	10.000% due 2/1/18	292,275
265,000	CCC	9.375% due 4/1/19	282,887
250,000	CCC	8.625% due 7/15/20(a)	255,625
		Powerwave Technologies Inc.:
280,000	NR	Senior Subordinated Notes, 2.750% due 7/15/41(a)	77,605
455,000	NR	Subordinated Notes, 3.875% due 10/1/27(b)	87,587
130,000	B	tw telecom holdings inc., Company Guaranteed Notes, 8.000% due 3/1/18	141,700
340,000	BB-	UPCB Finance V Ltd., Senior Secured Notes, 7.250% due 11/15/21(a)	345,100
		West Corp., Company Guaranteed Notes:
320,000	B	8.625% due 10/1/18	335,200
110,000	B	7.875% due 1/15/19	110,825
260,000	BB	Wind Acquisition Finance SA, Senior Secured Notes, 7.250% due 2/15/18(a)	223,600
236,125	B	Wind Acquisition Holdings Finance SA, Senior Secured Notes, 12.250% due 7/15/17(a)(e)	175,913
		Windstream Corp., Company Guaranteed Notes:
310,000	B+	7.500% due 6/1/22	301,475

Schedules of Investments

(continued) (unaudited)

High Yield Investments

Face Amount	Rating††	Security	Value
Diversified Telecommunication Services — 4.7% — (continued)
$130,000	B+	7.500% due 4/1/23	$125,450

		Total Diversified Telecommunication Services	5,873,959

Electric Utilities — 2.4%
		Calpine Corp., Senior Secured Notes:
50,000	BB-	7.250% due 10/15/17(a)	53,000
90,000	BB-	7.500% due 2/15/21(a)	94,500
250,000	BB-	7.875% due 1/15/23(a)	265,625
		Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc.:
560,000	CC	Secured Notes, 11.750% due 3/1/22(a)	574,000
310,000	B-	Senior Secured Notes, 10.000% due 12/1/20	335,575
43,922	B	FPL Energy National Wind Portfolio LLC, Senior Secured Notes, 6.125% due 3/25/19(a)(b)	43,671
		GenOn REMA LLC, Pass Thru Certificates:
71,312	B+	9.237% due 7/2/17	69,885
400,000	B+	9.681% due 7/2/26	380,000
287,718	B	Midwest Generation LLC, Pass Thru Certificates, 8.560% due 1/2/16	264,701
295,000	B+	Mirant Americas Generation LLC, Senior Unsecured Notes, 9.125% due 5/1/31	250,750
311,774	B+	Mirant Mid Atlantic Pass Through Trust C, Pass Thru Certificates, 10.060% due 12/30/28	318,010
		Texas Competitive Electric Holdings Co. LLC/TCEH Finance Inc.:
325,000	D	Company Guaranteed Notes, 10.250% due 11/1/15(f)	79,625
50,000	CCC	Senior Secured Notes, 11.500% due 10/1/20(a)	33,750
135,000	B	United Maritime Group LLC/United Maritime Group Finance Corp., Secured Notes, 11.750% due 6/15/15	147,825

		Total Electric Utilities	2,910,917

Electronic Equipment & Instruments — 0.9%
300,000	B	Coleman Cable Inc., Company Guaranteed Notes, 9.000% due 2/15/18	312,750
680,000	B+	NXP BV/NXP Funding LLC, Senior Secured Notes, 9.750% due 8/1/18(a)	770,100

		Total Electronic Equipment & Instruments	1,082,850

Energy Equipment & Services — 1.9%
		Chesapeake Midstream Partners LP/CHKM Finance Corp., Company Guaranteed Notes:
60,000	BB-	5.875% due 4/15/21	57,600
270,000	BB-	6.125% due 7/15/22	257,850
130,000	NR	Dynegy Roseton LLC/Dynegy Danskammer LLC Pass Through Trust, Series B, Pass Thru Certificates, 7.670% due 11/8/16(h)	81,900
225,000	B+	First Wind Capital LLC, Senior Secured Notes, 10.250% due 6/1/18(a)	222,750
355,000	B	Forbes Energy Services Ltd., Company Guaranteed Notes, 9.000% due 6/15/19	331,038
500,000	BB-	Hornbeck Offshore Services Inc., Company Guaranteed Notes, 5.875% due 4/1/20(a)	492,500
200,000	BB	Petroleum Geo-Services ASA, Company Guaranteed Notes, 7.375% due 12/15/18(a)	208,000
140,000	BB	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes, 6.375% due 8/1/22(a)	140,000
190,000	BB-	Unit Corp., Company Guaranteed Notes, 6.625% due 5/15/21	190,000
670,000	CCC	Xinergy Corp., Senior Secured Notes, 9.250% due 5/15/19(a)	412,050

		Total Energy Equipment & Services	2,393,688

Food Products — 1.0%
110,000	B-	Harmony Foods Corp., Senior Secured Notes, 10.000% due 5/1/16(a)	112,200
180,000	B+	Post Holdings Inc., Company Guaranteed Notes, 7.375% due 2/15/22(a)	183,600
300,000	CCC-	Simmons Foods Inc., Secured Notes, 10.500% due 11/1/17(a)	282,750
630,000	B	Viskase Cos., Inc., Secured Notes, 9.875% due 1/15/18(a)	656,775

		Total Food Products	1,235,325

Gas Utilities — 0.5%
		Sabine Pass LNG LP, Senior Secured Notes:
220,000	BB-	7.250% due 11/30/13	230,450
345,000	BB-	7.500% due 11/30/16	366,563

		Total Gas Utilities	597,013

Schedules of Investments

(continued) (unaudited)

High Yield Investments

Face Amount	Rating††	Security	Value
Health Care Equipment & Supplies — 0.6%
$205,000	B-	Alere Inc., Company Guaranteed Notes, 8.625% due 10/1/18	$205,256
255,000	B-	Biomet Inc., Company Guaranteed Notes, 11.625% due 10/15/17	271,575
		DJO Finance LLC/DJO Finance Corp., Company Guaranteed Notes:
100,000	B-	10.875% due 11/15/14	102,250
210,000	B-	7.750% due 4/15/18	170,625

		Total Health Care Equipment & Supplies	749,706

Health Care Providers & Services — 3.9%
450,000	B-	Acadia Healthcare Co., Inc., Company Guaranteed Notes, 12.875% due 11/1/18	501,750
320,981	CCC+	American Renal Associates Holdings Inc., Senior Unsecured Notes, 9.750% due 3/1/16(e)	335,425
130,000	BB+	AMERIGROUP Corp., Senior Unsecured Notes, 7.500% due 11/15/19	139,750
120,000	B	CHS/Community Health Systems Inc., Company Guaranteed Notes, 8.000% due 11/15/19	123,150
475,000	CCC	CRC Health Corp., Company Guaranteed Notes, 10.750% due 2/1/16	410,875
60,000	BB+	Fresenius Medical Care US Finance II Inc., Company Guaranteed Notes, 5.875% due 1/31/22(a)	59,850
500,000	BB+	Fresenius Medical Care US Finance Inc., Company Guaranteed Notes, 6.875% due 7/15/17	549,375
205,000	B	Hanger Orthopedic Group Inc., Company Guaranteed Notes, 7.125% due 11/15/18	209,613
		HCA Inc.:
39,000	BB	Secured Notes, 9.875% due 2/15/17	42,705
		Senior Secured Notes:
210,000	BB	8.500% due 4/15/19	232,837
60,000	BB	7.250% due 9/15/20	65,700
120,000	BB	5.875% due 3/15/22	119,400
60,000	B-	Senior Unsecured Notes, 7.690% due 6/15/25	57,750
460,000	B-	OnCure Holdings Inc., Secured Notes, 11.750% due 5/15/17	341,550
50,000	B	Physiotherapy Associates Holdings Inc., Senior Unsecured Notes, 11.875% due 5/1/19(a)	50,250
500,000	CCC+	Radnet Management Inc., Company Guaranteed Notes, 10.375% due 4/1/18	497,500
134,000	B-	Select Medical Corp., Company Guaranteed Notes, 7.625% due 2/1/15	134,167
275,000	B-	Select Medical Holdings Corp., Senior Unsecured Notes, 6.494% due 9/15/15(c)	261,938
		Tenet Healthcare Corp.:
		Senior Secured Notes:
100,000	BB-	10.000% due 5/1/18	114,500
60,000	BB-	6.250% due 11/1/18(a)	60,750
222,000	BB-	8.875% due 7/1/19	248,085
380,000	CCC+	Senior Unsecured Notes, 6.875% due 11/15/31	320,625

		Total Health Care Providers & Services	4,877,545

Hotels, Restaurants & Leisure — 6.9%
140,000	B	Affinity Gaming LLC/Affinity Gaming Finance Corp., Company Guaranteed Notes, 9.000% due 5/15/18(a)	140,700
320,000	CCC+	AMC Entertainment Inc., Company Guaranteed Notes, 9.750% due 12/1/20	345,600
310,000	B+	Ameristar Casinos Inc., Company Guaranteed Notes, 7.500% due 4/15/21(a)	323,175
141,841	NR	Bossier Casino Venture Holdco Inc., Senior Secured Notes, 14.000% due 2/9/18(a)(b)(e)(i)	122,735
		Boyd Gaming Corp.:
460,000	B	Company Guaranteed Notes, 9.125% due 12/1/18	473,800
30,000	CCC+	Senior Subordinated Notes, 7.125% due 2/1/16(f)	28,800
		Caesars Entertainment Operating Co., Inc.:
500,000	CCC	Company Guaranteed Notes, 10.750% due 2/1/16	397,500
		Secured Notes:
100,000	CCC	10.000% due 12/15/15	88,000
255,000	CCC	10.000% due 12/15/18	173,400
55,000	B	Senior Secured Notes, 11.250% due 6/1/17	58,712
100,000	B-	Carrols Restaurant Group Inc., Secured Notes, 11.250% due 5/15/18(a)	102,250
140,000	NR	CB Buffets Inc., 0.000% due 11/1/14(i)	14
170,000	CCC+	CCM Merger Inc., Company Guaranteed Notes, 9.125% due 5/1/19(a)	170,850
65,000	NR	Fontainebleau Las Vegas Holdings LLC, 2nd Mortgage Notes, 10.250% due 6/15/15(a)(h)	122

Schedules of Investments

(continued) (unaudited)

High Yield Investments

Face Amount	Rating††	Security	Value
Hotels, Restaurants & Leisure — 6.9% — (continued)
$515,000	B	Gaylord Entertainment Co., Company Guaranteed Notes, 6.750% due 11/15/14	$517,575
475,000	BB-	GWR Operating Partnership LLP, 1st Mortgage Notes, 10.875% due 4/1/17	539,125
450,000	B	HOA Restaurant Group LLC/HOA Finance Corp., Secured Notes, 11.250% due 4/1/17(a)	435,375
72,000	NR	Inn of the Mountain Gods Resort & Casino, Senior Secured Notes, 8.750% due 11/30/20(a)	69,480
		Isle of Capri Casinos Inc., Company Guaranteed Notes:
580,000	CCC+	7.000% due 3/1/14	578,550
320,000	B-	7.750% due 3/15/19	325,200
130,000	CCC+	Landry’s Inc., Senior Notes, 9.375% due 5/1/20(a)	130,975
225,000	B	Lions Gate Entertainment Inc., Secured Notes, 10.250% due 11/1/16(a)	246,094
		Marina District Finance Co., Inc., Senior Secured Notes:
135,000	BB-	9.500% due 10/15/15(f)	128,588
95,000	BB-	9.875% due 8/15/18	89,181
140,000	B-	Mastro’s Restaurants LLC/RRG Finance Corp., Senior Secured Notes, 12.000% due 6/1/17(a)	140,700
		MGM Resorts International:
195,000	B-	Company Guaranteed Notes, 8.625% due 2/1/19(a)	207,187
		Senior Secured Notes:
25,000	B+	10.375% due 5/15/14	28,250
55,000	B+	11.125% due 11/15/17	61,875
		Mohegan Tribal Gaming Authority, Secured Notes:
610,000	CCC	10.500% due 12/15/16(a)	564,250
130,000	CCC	11.500% due 11/1/17(a)	137,150
		NCL Corp., Ltd.:
280,000	BB	Senior Secured Notes, 11.750% due 11/15/16	323,400
450,000	B+	Senior Unsecured Notes, 9.500% due 11/15/18	492,750
		Pinnacle Entertainment Inc., Company Guaranteed Notes:
50,000	B	8.750% due 5/15/20	54,625
100,000	B	7.750% due 4/1/22	105,750
200,000	BB	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 6.875% due 12/1/13	210,000
300,000	B-	Seven Seas Cruises S de RL LLC, Secured Notes, 9.125% due 5/15/19(a)	310,500
		Snoqualmie Entertainment Authority, Senior Secured Notes:
120,000	B	4.532% due 2/1/14(a)(c)	112,800
290,000	B	9.125% due 2/1/15(a)	292,900
15,000	NR	Station Casinos Inc., Senior Subordinated Notes, 6.625% due 3/15/18(b)(h)	0

		Total Hotels, Restaurants & Leisure	8,527,938

Household Durables — 0.1%
160,000	BB-	Taylor Morrison Communities Inc./Monarch Communities Inc., Company Guaranteed Notes, 7.750% due 4/15/20(a)	165,200

Household Products — 0.9%
17,000	B+	Libbey Glass Inc., Senior Secured Notes, 10.000% due 2/15/15	18,148
		Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
555,000	B-	Company Guaranteed Notes, 9.000% due 4/15/19(a)	535,575
		Senior Secured Notes:
100,000	BB-	7.875% due 8/15/19(a)	106,250
190,000	BB-	6.875% due 2/15/21(a)	193,800
270,000	B-	Senior Unsecured Notes, 9.875% due 8/15/19(a)	269,662

		Total Household Products	1,123,435

Independent Power Producers & Energy Traders — 1.1%
250,000	BB-	AES Corp. (The), Senior Unsecured Notes, 7.375% due 7/1/21(a)	271,250
398,749	B	AES Ironwood LLC, Senior Secured Notes, 8.857% due 11/30/25	446,599
		NRG Energy Inc., Company Guaranteed Notes:
130,000	BB-	7.375% due 1/15/17(f)	134,550
175,000	BB-	7.625% due 1/15/18	175,437
165,000	BB-	8.250% due 9/1/20	163,350

Schedules of Investments

(continued) (unaudited)

High Yield Investments

Face Amount	Rating††	Security	Value
Independent Power Producers & Energy Traders — 1.1% — (continued)
$155,000	BB-	7.875% due 5/15/21	$149,963

		Total Independent Power Producers & Energy Traders	1,341,149

Insurance — 1.2%
		HUB International Holdings Inc.:
945,000	CCC+	Senior Subordinated Notes, 10.250% due 6/15/15(a)	960,356
305,000	CCC+	Senior Unsecured Notes, 9.000% due 12/15/14(a)	309,575
80,000	BBB	ING Capital Funding Trust III, Company Guaranteed Notes, 4.070% due 12/29/49(c)	66,443
100,000	BB	Liberty Mutual Group Inc., Company Guaranteed Notes, 7.800% due 3/15/37(a)	98,000

		Total Insurance	1,434,374

Internet & Catalog Retail — 0.7%
375,000	BB	HSN Inc., Company Guaranteed Notes, 11.250% due 8/1/16	402,191
475,000	BB-	NetFlix Inc., Company Guaranteed Notes, 8.500% due 11/15/17	512,407

		Total Internet & Catalog Retail	914,598

Internet Software & Services — 1.1%
300,000	B-	Cogent Communications Group Inc., Senior Secured Notes, 8.375% due 2/15/18(a)	322,500
235,000	NR	Digital River Inc., Senior Unsecured Notes, 2.000% due 11/1/30	220,606
785,000	B-	EarthLink Inc., Company Guaranteed Notes, 8.875% due 5/15/19	769,300

		Total Internet Software & Services	1,312,406

Leisure Equipment & Products — 0.2%
240,000	B	Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes, 10.500% due 7/1/19(a)	248,400

Machinery — 1.1%
600,000	B	Dematic SA, Senior Secured Notes, 8.750% due 5/1/16(a)	624,000
455,000	B	Liberty Tire Recycling, Company Guaranteed Notes, 11.000% due 10/1/16(a)	416,325
145,000	B+	Manitowoc Co., Inc. (The), Company Guaranteed Notes, 8.500% due 11/1/20	156,237
175,000	B+	Mcron Finance Sub LLC/Mcron Finance Corp., Senior Secured Notes, 8.375% due 5/15/19(a)	173,250

		Total Machinery	1,369,812

Media — 6.9%
300,000	B	Carmike Cinemas Inc., Secured Notes, 7.375% due 5/15/19(a)	310,500
		CCO Holdings LLC/CCO Holdings Capital Corp., Company Guaranteed Notes:
180,000	BB-	8.125% due 4/30/20	198,900
60,000	BB-	7.375% due 6/1/20	64,500
330,000	B	Cengage Learning Acquisitions Inc., Senior Secured Notes, 11.500% due 4/15/20(a)	330,825
		Clear Channel Communications Inc.:
320,000	CCC-	Company Guaranteed Notes, 10.750% due 8/1/16(f)	209,600
275,000	CCC+	Senior Secured Notes, 9.000% due 3/1/21	237,875
		Clear Channel Worldwide Holdings Inc., Company Guaranteed Notes:
200,000	B	9.250% due 12/15/17	216,000
120,000	B	7.625% due 3/15/20(a)	114,900
515,000	B	Crown Media Holdings Inc., Company Guaranteed Notes, 10.500% due 7/15/19	560,062
360,000	BB	CSC Holdings LLC, Senior Unsecured Notes, 6.750% due 11/15/21(a)	366,300
470,000	CCC+	Cumulus Media Holdings Inc., Company Guaranteed Notes, 7.750% due 5/1/19	430,050
		DISH DBS Corp., Company Guaranteed Notes:
100,000	BB-	7.125% due 2/1/16	107,500
270,000	BB-	5.875% due 7/15/22(a)	264,600
345,000	B-	Entercom Radio LLC, Company Guaranteed Notes, 10.500% due 12/1/19	374,325
266,000	B	Entravision Communications Corp., Senior Secured Notes, 8.750% due 8/1/17	279,300
580,000	CCC+	Gray Television Inc., Secured Notes, 10.500% due 6/29/15	600,300
		LBI Media Inc.:
20,000	CC	Company Guaranteed Notes, 8.500% due 8/1/17(a)	4,100
980,000	CCC	Senior Secured Notes, 9.250% due 4/15/19(a)	813,400
450,000	CCC+	LIN Television Corp., Company Guaranteed Notes, 8.375% due 4/15/18	463,500
330,000	B+	Nara Cable Funding Ltd., Senior Secured Notes, 8.875% due 12/1/18(a)	290,400

Schedules of Investments

(continued) (unaudited)

High Yield Investments

Face Amount	Rating††	Security	Value
Media — 6.9% — (continued)
$460,000	B	Nexstar Broadcasting Inc./Mission Broadcasting Inc., Secured Notes, 8.875% due 4/15/17	$483,000
130,000	BB-	Nielsen Finance LLC/Nielsen Finance Co., Company Guaranteed Notes, 11.500% due 5/1/16	147,550
150,000	B-	Ono Finance II PLC, Company Guaranteed Notes, 10.875% due 7/15/19(a)	120,750
		Sinclair Television Group Inc.:
215,000	B	Company Guaranteed Notes, 8.375% due 10/15/18	231,662
165,000	BB-	Secured Notes, 9.250% due 11/1/17(a)	182,325
290,000	BB	Sirius XM Radio Inc., Company Guaranteed Notes, 8.750% due 4/1/15(a)	328,425
		Univision Communications Inc., Senior Secured Notes:
310,000	B+	6.875% due 5/15/19(a)	303,800
290,000	B+	7.875% due 11/1/20(a)	297,975
135,000	BB	XM Satellite Radio Inc., Company Guaranteed Notes, 13.000% due 8/1/13(a)	152,213

		Total Media	8,484,637

Metals & Mining — 2.0%
310,000	B	Atkore International Inc., Senior Secured Notes, 9.875% due 1/1/18	310,000
		FMG Resources August 2006 Pty Ltd.:
		Company Guaranteed Notes:
40,000	BB-	7.000% due 11/1/15(a)	40,200
290,000	BB-	6.375% due 2/1/16(a)	284,925
60,000	BB-	8.250% due 11/1/19(a)	62,250
250,000	BB-	Senior Unsecured Notes, 6.000% due 4/1/17(a)	240,000
130,000	B	Global Brass & Copper Inc., Senior Secured Notes, 9.500% due 6/1/19(a)	131,950
790,000	CCC+	Midwest Vanadium Pty Ltd., Senior Secured Notes, 11.500% due 2/15/18(a)	493,750
110,000	CCC+	Mirabela Nickel Ltd., Senior Unsecured Notes, 8.750% due 4/15/18(a)	79,750
170,000	B	Novelis Inc., Company Guaranteed Notes, 8.750% due 12/15/20	180,625
220,000	CCC	Ryerson Holding Corp., Senior Secured Notes, 0.000% due 2/1/15	119,350
100,000	CCC+	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15	102,500
		Steel Dynamics Inc., Company Guaranteed Notes:
180,000	BB+	7.750% due 4/15/16	186,300
100,000	BB+	7.625% due 3/15/20	108,000
240,000	CCC+	Thompson Creek Metals Co., Inc., Company Guaranteed Notes, 7.375% due 6/1/18	199,200

		Total Metals & Mining	2,538,800

Multiline Retail — 0.1%
150,000	BB-	Neiman Marcus Group Inc., Senior Secured Notes, 7.125% due 6/1/28	140,063

Office Electronics — 0.3%
410,000	B	CDW LLC/CDW Finance Corp., Senior Secured Notes, 8.000% due 12/15/18	436,650

Oil, Gas & Consumable Fuels — 14.6%
		Arch Coal Inc., Company Guaranteed Notes:
120,000	B-	8.750% due 8/1/16	115,800
120,000	B-	7.000% due 6/15/19(a)	103,500
100,000	BB	Atwood Oceanics Inc., Senior Unsecured Notes, 6.500% due 2/1/20	104,000
		Basic Energy Services Inc., Company Guaranteed Notes:
270,000	B	7.125% due 4/15/16	265,950
360,000	B	7.750% due 2/15/19	352,800
		Berry Petroleum Co., Senior Unsecured Notes:
50,000	B+	6.750% due 11/1/20	52,000
130,000	B+	6.375% due 9/15/22	132,925
250,000	BB-	Bill Barrett Corp., Company Guaranteed Notes, 9.875% due 7/15/16	276,250
190,000	B	Calumet Specialty Products Partners LP/Calumet Finance Corp., Company Guaranteed Notes, 9.375% due 5/1/19	195,225
		Chaparral Energy Inc., Company Guaranteed Notes:
160,000	B-	9.875% due 10/1/20	178,800
220,000	B-	7.625% due 11/15/22(a)	225,500

Schedules of Investments

(continued) (unaudited)

High Yield Investments

Face Amount	Rating††	Security	Value
Oil, Gas & Consumable Fuels — 14.6% — (continued)
		Chesapeake Energy Corp., Company Guaranteed Notes:
$540,000	BB-	9.500% due 2/15/15(f)	$572,400
150,000	BB-	6.875% due 8/15/18	143,625
35,000	BB-	6.625% due 8/15/20	33,075
		Cie Générale de Géophysique-Veritas, Company Guaranteed Notes:
250,000	BB-	9.500% due 5/15/16	270,000
200,000	BB-	6.500% due 6/1/21	197,000
130,000	BB	Coffeyville Resources LLC/Coffeyville Finance Inc., Senior Secured Notes, 9.000% due 4/1/15(a)	139,100
		Comstock Resources Inc., Company Guaranteed Notes:
415,000	B-	7.750% due 4/1/19	383,875
140,000	NR	9.500% due 6/15/20	133,426
		Concho Resources Inc., Company Guaranteed Notes:
125,000	BB+	7.000% due 1/15/21	134,687
40,000	BB+	5.500% due 10/1/22	39,350
140,000	BB	Consol Energy Inc., Company Guaranteed Notes, 8.250% due 4/1/20	140,700
150,000	BB+	Continental Resources Inc., Company Guaranteed Notes, 5.000% due 9/15/22(a)	149,063
		Crosstex Energy LP/Crosstex Energy Finance Corp., Company Guaranteed Notes:
190,000	B+	8.875% due 2/15/18	200,450
70,000	B+	7.125% due 6/1/22(a)	69,650
230,000	BB	Denbury Resources Inc., Company Guaranteed Notes, 8.250% due 2/15/20	249,550
		El Paso Corp., Senior Unsecured Notes:
200,000	BB	8.050% due 10/15/30	232,349
10,000	BB	7.800% due 8/1/31	11,441
570,000	B-	Energy Partners Ltd., Company Guaranteed Notes, 8.250% due 2/15/18	567,150
250,000	B	Energy XXI Gulf Coast Inc., Company Guaranteed Notes, 9.250% due 12/15/17	270,000
220,000	BB+	Enterprise Products Operating LLC, Company Guaranteed Notes, 8.375% due 8/1/66(c)	237,809
380,000	B-	EV Energy Partners LP/EV Energy Finance Corp., Company Guaranteed Notes, 8.000% due 4/15/19	385,700
740,000	CCC+	EXCO Resources Inc., Company Guaranteed Notes, 7.500% due 9/15/18	629,000
305,000	CCC+	Goodrich Petroleum Corp., Company Guaranteed Notes, 8.875% due 3/15/19	291,275
93,000	B	Helix Energy Solutions Group Inc., Company Guaranteed Notes, 9.500% due 1/15/16(a)	97,534
		Hercules Offshore Inc.:
		Company Guaranteed Notes:
805,000	B-	10.500% due 10/15/17(a)	809,025
715,000	B-	10.250% due 4/1/19(a)	673,888
230,000	B+	Senior Secured Notes, 7.125% due 4/1/17(a)	222,237
		Key Energy Services Inc., Company Guaranteed Notes:
150,000	BB-	6.750% due 3/1/21	151,313
30,000	BB-	6.750% due 3/1/21(a)	30,112
575,000	B-	Kodiak Oil & Gas Corp., Company Guaranteed Notes, 8.125% due 12/1/19(a)	592,969
		Linn Energy LLC/Linn Energy Finance Corp., Company Guaranteed Notes:
140,000	B	8.625% due 4/15/20	149,100
145,000	B	7.750% due 2/1/21	148,987
470,000	CCC+	Magnum Hunter Resources Corp., Company Guaranteed Notes, 9.750% due 5/15/20(a)	464,125
300,000	BB	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Company Guaranteed Notes, 6.250% due 6/15/22	309,000
210,000	CCC+	Milagro Oil & Gas Inc., Secured Notes, 10.500% due 5/15/16	162,750
145,000	B	Oasis Petroleum Inc., Company Guaranteed Notes, 7.250% due 2/1/19	150,075
100,000	BB	Oil States International Inc., Company Guaranteed Notes, 6.500% due 6/1/19	103,750
		Parker Drilling Co., Company Guaranteed Notes:
60,000	B+	9.125% due 4/1/18	63,900
60,000	B+	9.125% due 4/1/18(a)	63,900
		Peabody Energy Corp., Company Guaranteed Notes:
350,000	BB+	6.000% due 11/15/18(a)	350,875

Schedules of Investments

(continued) (unaudited)

High Yield Investments

Face Amount	Rating††	Security	Value
Oil, Gas & Consumable Fuels — 14.6% — (continued)
$100,000	BB+	7.875% due 11/1/26	$104,000
230,000	B	Petroquest Energy Inc., Company Guaranteed Notes, 10.000% due 9/1/17	235,750
765,000	B+	Pioneer Drilling Co., Company Guaranteed Notes, 9.875% due 3/15/18	807,075
		Plains Exploration & Production Co., Company Guaranteed Notes:
50,000	BB-	6.125% due 6/15/19	48,750
210,000	BB-	8.625% due 10/15/19	228,900
90,000	BB+	QEP Resources Inc., Senior Unsecured Notes, 5.375% due 10/1/22	88,200
540,000	B-	Quicksilver Resources Inc., Company Guaranteed Notes, 11.750% due 1/1/16	556,200
130,000	BB	Range Resources Corp., Company Guaranteed Notes, 8.000% due 5/15/19	142,350
250,000	BB-	Regency Energy Partners LP/Regency Energy Finance Corp., Company Guaranteed Notes, 6.875% due 12/1/18	262,500
275,000	B-	Resolute Energy Corp., Company Guaranteed Notes, 8.500% due 5/1/20(a)	271,219
250,000	BB-	Rosetta Resources Inc., Company Guaranteed Notes, 9.500% due 4/15/18	273,125
260,000	B	Samson Investment Co., Senior Unsecured Notes, 9.750% due 2/15/20(a)	259,025
		SandRidge Energy Inc., Company Guaranteed Notes:
220,000	B	9.875% due 5/15/16	240,900
180,000	B3 (d)	7.500% due 3/15/21	175,500
250,000	BBB-	SESI LLC, Company Guaranteed Notes, 7.125% due 12/15/21(a)	273,750
230,000	BB	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 7.375% due 3/15/20	242,650
250,000	B+	Swift Energy Co., Company Guaranteed Notes, 7.875% due 3/1/22	253,750
50,000	BB	Tennessee Gas Pipeline Co. LLC, Senior Unsecured Notes, 8.000% due 2/1/16	59,279
365,000	B	W&T Offshore Inc., Company Guaranteed Notes, 8.500% due 6/15/19	379,600
475,000	B+	Western Refining Inc., Senior Secured Notes, 11.250% due 6/15/17(a)	534,375
		Westmoreland Coal Co./Westmoreland Partners, Senior Secured Notes:
350,000	CCC+	10.750% due 2/1/18	323,750
120,000	Caa2e(d)	10.750% due 2/1/18(a)	113,400
100,000	BB+	WPX Energy Inc., Senior Unsecured Notes, 6.000% due 1/15/22(a)	96,750

		Total Oil, Gas & Consumable Fuels	17,997,763

Paper & Forest Products — 1.7%
		Appleton Papers Inc.:
310,000	CCC+	Secured Notes, 11.250% due 12/15/15	327,825
420,000	B+	Senior Secured Notes, 10.500% due 6/15/15(a)	449,400
160,000	BB	Boise Paper Holdings LLC/Boise Finance Co., Company Guaranteed Notes, 9.000% due 11/1/17	177,200
430,000	CCC+	Exopack Holding Corp., Company Guaranteed Notes, 10.000% due 6/1/18	438,600
200,000	BB	PE Paper Escrow GmbH, Senior Secured Notes, 12.000% due 8/1/14(a)	215,000
		Verso Paper Holdings LLC/Verso Paper Inc.:
36,000	CCC+	Company Guaranteed Notes, 11.375% due 8/1/16	17,640
120,000	CCC+	Secured Notes, 8.750% due 2/1/19	43,200
199,000	BB-	Senior Secured Notes, 11.750% due 1/15/19(a)	185,660
410,000	B	Xerium Technologies Inc., Company Guaranteed Notes, 8.875% due 6/15/18	311,600

		Total Paper & Forest Products	2,166,125

Personal Products — 0.4%
425,000	B	Revlon Consumer Products Corp., Secured Notes, 9.750% due 11/15/15	457,937

Pharmaceuticals — 0.7%
330,000	BB-	Valeant Pharmaceuticals International, Company Guaranteed Notes, 6.750% due 8/15/21(a)	304,837
505,000	BB	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, Company Guaranteed Notes, 7.750% due 9/15/18	535,300

		Total Pharmaceuticals	840,137

Professional Services — 0.3%
270,000	B3(d)	Good Sam Enterprises LLC, Senior Secured Notes, 11.500% due 12/1/16	280,800
100,000	CCC+	inVentiv Health Inc., Senior Notes, 10.000% due 8/15/18(a)	85,000

		Total Professional Services	365,800

Schedules of Investments

(continued) (unaudited)

High Yield Investments

Face Amount	Rating††	Security	Value
Real Estate Investment Trusts (REITs) — 1.1%
$110,200	NR	Ashton Woods USA LLC/Ashton Woods Finance Co., Company Guaranteed Notes, step bond to yield, 11.000% due 6/30/15(a)(b)	$100,282
285,000	B+	CNL Lifestyle Properties Inc., Company Guaranteed Notes, 7.250% due 4/15/19	256,500
103,000	B-	Felcor Lodging LP, Senior Secured Notes, 10.000% due 10/1/14	117,935
315,000	B+	iStar Financial Inc., Senior Unsecured Notes, 9.000% due 6/1/17(a)	305,550
90,000	BBB-	Omega Healthcare Investors Inc., Company Guaranteed Notes, 5.875% due 3/15/24(a)	89,325
680,000	CC	Realogy Corp., Company Guaranteed Notes, 11.000% due 4/15/18(a)	506,600

		Total Real Estate Investment Trusts (REITs)	1,376,192

Semiconductors & Semiconductor Equipment — 0.1%
65,000	BB-	Advanced Micro Devices Inc., Senior Unsecured Notes, 8.125% due 12/15/17	70,038

Software — 0.5%
		First Data Corp., Company Guaranteed Notes:
4,667	B-	10.550% due 9/24/15	4,667
110,000	CCC+	11.250% due 3/31/16	96,250
600,000	B-	12.625% due 1/15/21	568,500

		Total Software	669,417

Specialty Retail — 0.3%
60,000	CCC+	Bon-Ton Department Stores Inc. (The), Company Guaranteed Notes, 10.250% due 3/15/14	41,700
380,000	B	Edcon Proprietary Ltd., Senior Secured Notes, 9.500% due 3/1/18(a)	324,900

		Total Specialty Retail	366,600

Textiles, Apparel & Luxury Goods — 1.3%
485,000	Caa1(d)	Burlington Coat Factory Warehouse Corp., Company Guaranteed Notes, 10.000% due 2/15/19	503,187
130,000	B-	Empire Today LLC, Senior Secured Notes, 11.375% due 2/1/17(a)	130,650
260,000	CCC+	Gymboree Corp., Company Guaranteed Notes, 9.125% due 12/1/18	232,050
380,000	BB-	Oxford Industries Inc., Senior Secured Notes, 11.375% due 7/15/15	406,129
325,000	CCC+	Quiksilver Inc., Company Guaranteed Notes, 6.875% due 4/15/15	321,750

		Total Textiles, Apparel & Luxury Goods	1,593,766

Tobacco — 0.3%
320,000	B	Alliance One International Inc., Senior Unsecured Notes, 10.000% due 7/15/16	313,600

Transportation Infrastructure — 2.5%
110,000	BB+	Aircastle Ltd., Senior Unsecured Notes, 9.750% due 8/1/18	120,175
360,000	CCC	CMA CGM SA, Senior Unsecured Notes, 8.500% due 4/15/17(a)	203,400
439,432	CCC	Florida East Coast Holdings Corp., Senior Unsecured Notes, 10.500% due 8/1/17(e)	358,137
80,000	BB-	Gulfmark Offshore Inc., Senior Unsecured Notes, 6.375% due 3/15/22(a)	80,600
280,000	B	Hapag-Lloyd AG, Company Guaranteed Notes, 9.750% due 10/15/17(a)	254,100
388,350	NR	Horizon Lines Inc., Company Guaranteed Notes, 6.000% due 4/15/17(b)(e)	235,422
		Kansas City Southern de Mexico SA de CV, Senior Unsecured Notes:
180,000	BB+	12.500% due 4/1/16	205,200
60,000	BB+	8.000% due 2/1/18	67,200
280,000	B	Navios Maritime Acquisition Corp./Navios Acquisition Finance US Inc., Senior Secured Notes, 8.625% due 11/1/17	264,600
385,000	B-	Overseas Shipholding Group Inc., Senior Unsecured Notes, 8.125% due 3/30/18(f)	275,275
415,000	B-	Quality Distribution LLC/QD Capital Corp., Secured Notes, 9.875% due 11/1/18	453,388
85,000	B+	Swift Services Holdings Inc., Secured Notes, 10.000% due 11/15/18	91,800
130,000	B	syncreon Global Ireland Ltd./syncreon Global Finance US Inc., Company Guaranteed Notes, 9.500% due 5/1/18(a)	130,325
290,000	BB-	Teekay Corp., Senior Unsecured Notes, 8.500% due 1/15/20	300,150

		Total Transportation Infrastructure	3,039,772

Wireless Telecommunication Services — 3.2%
		Alcatel-Lucent USA Inc., Senior Unsecured Notes:
415,000	B	6.500% due 1/15/28	285,313
330,000	B	6.450% due 3/15/29	228,525
495,000	B-	Integra Telecom Holdings Inc., Senior Secured Notes, 10.750% due 4/15/16(a)	476,438

Schedules of Investments

(continued) (unaudited)

High Yield Investments

Face Amount	Rating††	Security	Value
Wireless Telecommunication Services — 3.2% — (continued)
$150,000	B	MetroPCS Wireless Inc., Company Guaranteed Notes, 7.875% due 9/1/18	$152,250
200,000	B+	Nextel Communications Inc., Company Guaranteed Notes, 6.875% due 10/31/13	201,000
320,000	B+	NII Capital Corp., Company Guaranteed Notes, 7.625% due 4/1/21	271,200
		Sprint Capital Corp., Company Guaranteed Notes:
540,000	B+	6.875% due 11/15/28	403,650
665,000	B+	8.750% due 3/15/32	563,587
		Sprint Nextel Corp.:
110,000	BB-	Company Guaranteed Notes, 9.000% due 11/15/18(a)	119,350
		Senior Unsecured Notes:
465,000	B+	6.000% due 12/1/16	427,800
275,000	B+	9.125% due 3/1/17(a)	273,625
275,000	B+	11.500% due 11/15/21(a)	290,812
200,000	B-	Syniverse Holdings Inc., Company Guaranteed Notes, 9.125% due 1/15/19	215,500
42,000	BB-	Virgin Media Finance PLC, Company Guaranteed Notes, 9.500% due 8/15/16	46,725

		Total Wireless Telecommunication Services	3,955,775

		TOTAL CORPORATE BONDS & NOTES (Cost - $107,617,089)	108,873,316

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%
25,621	NR	Blackrock Capital Finance LP, Series 1996-R1, Class B3, 9.587% due 9/25/26(i)	1,473

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $19,793)	1,473

SENIOR LOANS — 0.5%
470,000	NR	Chesapeake Energy Corp. (Restricted), 8.500% due 12/1/17	462,362
		Trico Marine Services Inc. (Restricted):
67,808	NR	1.000% due 5/13/14(b)	67,723
38,513	NR	10.000% due 5/13/14(b)	38,465

		Total	568,550

		TOTAL SENIOR LOANS (Cost - $562,276)	568,550

Shares
COMMON STOCKS — 0.8%
CONSUMER DISCRETIONARY — 0.5%
Hotels, Restaurants & Leisure — 0.0%
9,953		Bossier Casino Venture Holdco Inc. (Restricted)(a)(b)(i)*	19,906

Media — 0.5%
9,056		Charter Communications Inc. Class A Shares*	567,811

		TOTAL CONSUMER DISCRETIONARY	587,717

ENERGY — 0.2%
Energy Equipment & Services — 0.2%
18,163		DeepOcean Group Holdings AS (Restricted)*	290,608

INDUSTRIALS — 0.0%
Transportation Infrastructure — 0.0%
7,749		Horizon Lines Inc. (Restricted), Class A Shares(f)*	14,336

Schedules of Investments

(continued) (unaudited)

High Yield Investments

Shares	Security	Value
MATERIALS — 0.1%
Chemicals — 0.1%
1,999	Georgia Gulf Corp.*	$59,490

	TOTAL COMMON STOCKS (Cost - $641,183)	952,151

PREFERRED STOCKS — 0.9%
FINANCIALS — 0.9%
Commercial Banks — 0.9%
10,700	GMAC Capital Trust I, 8.125%(c)	245,244
25,000	Zions Bancorporation, Series C, 9.500%	645,000
7,585	Zions Capital Trust B, 8.000%	195,693

	Total Commercial Banks	1,085,937

Diversified Financial Services — 0.0%
4,700	Federal National Mortgage Association (FNMA), Series S, 8.250%(c)	7,344
814	Jack Cooper Holdings Corp., (a)(c)*	80,740

	Total Diversified Financial Services	88,084

	TOTAL FINANCIALS	1,174,021

	TOTAL PREFERRED STOCKS (Cost - $1,220,045)	1,174,021

CONVERTIBLE PREFERRED STOCKS — 0.9%
CONSUMER DISCRETIONARY — 0.1%
Media — 0.1%
220	LodgeNet Interactive Corp., 10.000% (a)(b)	133,650

FINANCIALS — 0.8%
Commercial Banks — 0.8%
450	Bank of America Corp., Series L, 7.250%	420,300
540	Wells Fargo & Co., Series L, 7.500%	598,855

	Total Commercial Banks	1,019,155

	TOTAL FINANCIALS	1,019,155

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $1,207,695)	1,152,805

WARRANTS — 0.1%
CONSUMER DISCRETIONARY — 0.0%
Media — 0.0%
554	Charter Communications Inc., expires 11/30/14*	9,986
4,157	CMP Susquehanna Corp., expires 3/23/19(a)(b)(i)*	18,006

	Total Media	27,992

	TOTAL CONSUMER DISCRETIONARY	27,992

ENERGY — 0.0%
Energy Equipment & Services — 0.0%
1,280	SemGroup Corp., Class A Shares, expires 11/30/14(b)*	10,010

Schedules of Investments

(continued) (unaudited)

High Yield Investments

Shares	Security	Value
FINANCIALS — 0.1%
Diversified Financial Services - 0.1%
	Jack Cooper Holdings Corp.:
376	expires 12/15/17 (a)*	$26,320
183	expires 5/6/18 (a)*	12,810

	Total Diversified Financial Services	39,130

	TOTAL FINANCIALS	39,130

INDUSTRIALS — 0.0%
Building Products — 0.0%
875	Nortek Inc., expires 12/7/14(b)*	7,000

	TOTAL WARRANTS (Cost - $615,865)	84,132

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $111,883,946)	112,806,448

Face Amount
SHORT-TERM INVESTMENTS (j) — 8.5%
MONEY MARKET FUND — 1.6%
2,025,707	Invesco STIT - Liquid Assets Portfolio(k) (Cost - $2,025,707)	2,025,707

TIME DEPOSIT— 6.9%
8,500,374	Bank of New York Mellon - Grand Cayman, 0.030% due 6/1/12 (Cost - $8,500,374)	8,500,374

	TOTAL SHORT-TERM INVESTMENTS (Cost - $10,526,081)	10,526,081

	TOTAL INVESTMENTS — 99.8% (Cost - $122,410,027 #)	123,332,529

	Other Assets in Excess of Liabilities - 0.2%	298,239

	TOTAL NET ASSETS — 100.0%	$123,630,768

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Illiquid Security.
(c)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2012.
(d)	Rating by Moody’s Investors Service. All ratings are unaudited.
(e)	Payment in-kind security for which part of the income earned maybe paid as additional principal.
(f)	All or a portion of this security is on loan (See Note 1).
(g)	Rating by Fitch Ratings Service. All ratings are unaudited.
(h)	Security is currently in default.
(i)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(j)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 6.9%.
(k)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Schedules of Investments

(continued) (unaudited)

Abbreviations used in this schedule:

PLC	— Public Limited Company

See pages 124 to 126 for definition of ratings.

Summary of Investments by Security Type^

Corporate Bonds & Notes	88.3%
Preferred Stock	0 .9
Convertible Preferred Stock	0 .9
Common Stock	0 .8
Senior Loans	0 .5
Warrant	0 .1
Collateralized Mortgage Obligations	0.0 **
Short-Term Investments	8 .5

100.0%

^	As a percentage of total investments.
**	Position represents less than 0.1%

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value
SOVEREIGN BONDS — 45.5%
Australia — 5.7%
		Australia Government Bond:
$12,200,000	AUD	5.500% due 12/15/13 - 1/21/18	$13,435,244
4,300,000	AUD	4.750% due 6/15/16	4,583,957
3,200,000	AUD	5.250% due 3/15/19	3,620,808

		Total Australia	21,640,009

Belgium — 2.6%
		Belgium Government Bond:
4,500,000	EUR	3.500% due 3/28/15	5,904,384
3,000,000	EUR	3.250% due 9/28/16	3,927,137

		Total Belgium	9,831,521

Canada — 1.7%
2,700,000	CAD	Canada Housing Trust No. 1, 2.650% due 3/15/22(a)(b)(c)	2,693,583
1,500,000	CAD	Province of Ontario Canada, 4.600% due 6/2/39(a)	1,754,016
1,500,000	CAD	Province of Quebec Canada, 5.000% due 12/1/38(a)	1,810,188

		Total Canada	6,257,787

France — 0.1%
300,000	EUR	French Treasury Note, 2.500% due 1/12/14	383,920

Germany — 10.2%
15,000,000	EUR	Bundesobligation, 2.250% due 4/10/15	19,698,804
		Bundesrepublik Deutschland:
700,000	EUR	3.750% due 1/4/15	948,284
2,300,000	EUR	3.250% due 7/4/15	3,123,190
3,400,000	EUR	4.000% due 7/4/16 - 1/4/37	5,579,972
2,000,000	EUR	6.250% due 1/4/30	4,116,539
100,000	EUR	5.500% due 1/4/31	194,206
2,600,000	EUR	4.750% due 7/4/34	4,891,781

		Total Germany	38,552,776

Italy — 5.3%
12,600,000	EUR	Italy Buoni Poliennali Del Tesoro, 3.000% due 4/15/15	14,817,579
4,500,000	EUR	Italy Certificati di Credito del Tesoro, 0.000% due 1/31/14	5,187,176

		Total Italy	20,004,755

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value
Japan — 10.1%
		Japan Government Ten Year Bond:
$520,000,000	JPY	1.500% due 12/20/17	$7,082,502
1,470,000,000	JPY	1.200% due 6/20/21	19,537,208
		Japan Government Thirty Year Bond:
767,000,000	JPY	2.500% due 9/20/35 - 6/20/36	11,285,230

		Total Japan	37,904,940

Netherlands — 4.4%
		Netherlands Government Bond:
4,600,000	EUR	0.750% due 4/15/15	5,741,423
200,000	EUR	3.250% due 7/15/15	268,374
6,300,000	EUR	4.000% due 7/15/19	9,223,010
900,000	EUR	3.500% due 7/15/20	1,293,137

		Total Netherlands	16,525,944

Norway — 0.6%
12,300,000	NOK	Norway Government Bond, 5.000% due 5/15/15	2,225,548

Qatar — 0.9%
		Qatar Government International Bond:
1,875,000		5.250% due 1/20/20 (a)(b)	2,118,750
1,150,000		6.400% due 1/20/40 (a)(b)	1,403,000

		Total Qatar	3,521,750

Russia — 0.1%
148,925		Russian Foreign Bond - Eurobond, step bond to yield, 7.500% due 3/31/30	175,545

South Korea - 0.2%
850,000		Korea Development Bank (The), 4.000% due 9/9/16 (a)	897,718

Spain — 1.2%
3,800,000	EUR	Spain Government Bond, 2.500% due 10/31/13	4,569,974

United Kingdom — 2.4%
		United Kingdom Treasury Gilt:
100,000	GBP	4.750% due 3/7/20	194,529
100,000	GBP	8.000% due 6/7/21	240,683
2,200,000	GBP	3.750% due 9/7/21	4,051,670
1,400,000	GBP	4.000% due 3/7/22	2,632,224
900,000	GBP	4.250% due 3/7/36	1,732,529

		Total United Kingdom	8,851,635

		TOTAL SOVEREIGN BONDS (Cost - $167,410,156)	171,343,822

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†	Security	Value
ASSET-BACKED SECURITIES — 0.2%
Student Loan — 0.2%
$425,048	Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 1.416% due 4/25/38(a)(d)	$425,290

332,273	South Carolina Student Loan Corp., Series 2008-1, Class A2, 1.017% due 3/1/18(a)(d)	332,409

	Total Student Loan	757,699

	TOTAL ASSET-BACKED SECURITIES (Cost - $757,321)	757,699

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.1%
300,000	Banc of America Large Loan Inc., Series 2010-UB5, Class A4A, 5.636% due 2/17/51(a)(b)(d)	330,987
	Bear Stearns Adjustable Rate Mortgage Trust:
24,761	Series 2003-5, Class 1A2, 2.637% due 8/25/33(a)(d)	24,277
27,046	Series 2003-7, Class 6A, 2.695% due 10/25/33(a)(d)	27,293
92,475	Series 2004-2, Class 22A, 3.208% due 5/25/34(a)(d)	89,402
20,920	Series 2004-2, Class 23A, 3.189% due 5/25/34(a)(d)	18,082
64,385	Series 2005-2, Class A2, 3.078% due 3/25/35(a)(d)	63,099
234,281	Bear Stearns Structured Products Inc., Series 2007-R6, Class 1A1, 2.780% due 1/26/36(a)(d)	140,073
900,000	Commercial Mortgage Pass Through Certificates, Series 2006-CN2A, Class A2FL, 0.459% due 2/5/19(a)(b)(d)	850,895
	Countrywide Alternative Loan Trust:
24,849	Series 2005-21CB, Class A3, 5.250% due 6/25/35(a)	20,580
150,717	Series 2007-11T1, Class A12, 0.589% due 5/25/37(a)(d)	78,520
66,744	Series 2007-16CB, Class 5A1, 6.250% due 8/25/37(a)	41,521
81,499	Series 2007-7T2, Class A9, 6.000% due 4/25/37(a)	49,700
	Countrywide Home Loan Mortgage Pass Through Trust:
12,237	Series 2004-12, Class 11A1, 2.805% due 8/25/34(a)(d)	9,043
57,607	Series 2005-11, Class 3A1, 2.929% due 4/25/35(a)(d)	34,852
265,516	Series 2005-2, Class 1A1, 0.559% due 3/25/35(a)(d)	135,389
31,859	Series 2005-3, Class 2A1, 0.529% due 4/25/35(a)(d)	19,320
213,383	Series 2005-9, Class 1A3, 0.469% due 5/25/35(a)(d)	136,884
124,516	Series 2005-HYB9, Class 3A2A, 2.595% due 2/20/36(a)(d)	92,135
47,704	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 2.594% due 8/25/33(a)(d)	46,983
71,369	Credit Suisse Mortgage Capital Certificates, Series 2007-5R, Class A5, 6.500% due 7/26/36(a)	28,445
119,206	Crusade Global Trust, Series 2004-2, Class A2, 0.826% due 11/19/37(d)	145,154
299,286	CSAB Mortgage Backed Trust, Series 2006-4, Class A6A, step bond to yield, 5.684% due 12/25/36(a)	173,429
	Federal Home Loan Mortgage Corp. (FHLMC):
79,348	Structured Pass Through Securities, Series T-35, Class A, 0.519% due 9/25/31(a)(d)	73,173
114,304	Structured Pass Through Securities, Series T-62, Class 1A1, 1.324% due 10/25/44(a)(d)	114,902
	Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
151,131	Series 2391, Class FJ, 0.739% due 4/15/28(a)(d)	152,379
123,526	Series 3037, Class BC, 4.500% due 2/15/20(a)	127,622
272,057	Series 3174, Class FM, 0.479% due 5/15/36(a)(d)	272,229
21,995	Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44(a)	24,678

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†	Security	Value
	Federal National Mortgage Association (FNMA), REMICS:
$15,118	Series 2003-34, Class A1, 6.000% due 4/25/43(a)	$16,954
23,753	Series 2005-120, Class NF, 0.339% due 1/25/21(a)(d)	23,743
147,344	Federal National Mortgage Association (FNMA), Whole Loan, Series 2004-W12, Class 1A1, 6.000% due 7/25/44(a)	164,599
19,663	First Horizon Asset Securities Inc., Series 2003-AR4, Class 2A1, 2.541% due 12/25/33(a)(d)	17,834
	Government National Mortgage Association (GNMA):
795,085	Series 2004-68, Class ZC, 6.000% due 8/20/34(a)	970,641
460,055	Series 2007-2, Class PA, 5.500% due 6/20/35(a)	463,442
18,247	GSR Mortgage Loan Trust, Series 2003-1, Class A2, 1.940% due 3/25/33(a)(d)	17,704
	Harborview Mortgage Loan Trust:
44,775	Series 2003-1, Class A, 2.973% due 5/19/33(a)(d)	43,560
56,268	Series 2005-2, Class 2A1A, 0.460% due 5/19/35(a)(d)	35,114
186,734	Series 2006-SB1, Class A1A, 1.002% due 12/19/36(a)(d)	96,233
38,813	JP Morgan Alternative Loan Trust, Series 2006-A5, Class 2A1, 5.550% due 10/25/36(a)(d)	37,373
	JP Morgan Mortgage Trust:
23,214	Series 2003-A2, Class 3A1, 2.365% due 11/25/33(a)(d)	22,067
16,355	Series 2005-A1, Class 6T1, 4.998% due 2/25/35(a)(d)	16,308
699,856	Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 0.777% due 7/9/21(a)(b)(d)	684,863
21,039	Merrill Lynch Mortgage Investors Inc., Series 2003-A2, Class 1A1, 2.380% due 2/25/33(a)(d)	20,024
127,089	MLCC Mortgage Investors Inc., Series 2005-2, Class 1A, 1.996% due 10/25/35(a)(d)	116,231
145,756	Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B, 0.499% due 7/25/35(a)(d)	141,483
	Puma Finance Ltd.:
197,190	Series G5, Class A1, 0.537% due 2/21/38(a)(b)(d)	189,761
70,116	Series P10, Class BA, 4.330% due 7/12/36(c)(d)	66,004
253,666	Series P11, Class BA, 4.110% due 8/22/37(d)	237,433
116,653	Residential Accredit Loans Inc., Series 2007-QO2, Class A1, 0.389% due 2/25/47(a)(d)	51,285
	Residential Asset Securitization Trust:
46,100	Series 2005-A15, Class 5A1, 5.750% due 2/25/36(a)	31,310
97,639	Series 2006-R1, Class A2, 0.639% due 1/25/46(a)(d)	41,144
	Structured Adjustable Rate Mortgage Loan Trust:
27,007	Series 2004-1, Class 4A1, 2.729% due 2/25/34(a)(d)	26,085
95,969	Series 2004-19, Class 2A1, 1.552% due 1/25/35(a)(d)	56,337
128,810	Series 2004-4, Class 3A2, 2.808% due 4/25/34(a)(d)	113,195
	Structured Asset Mortgage Investments Inc.:
135,660	Series 2005-AR2, Class 2A1, 0.469% due 5/25/45(a)(d)	80,930
141,813	Series 2005-AR8, Class A1A, 0.519% due 2/25/36(a)(d)	77,196
94,022	Series 2006-AR5, Class 1A1, 0.449% due 5/25/46(a)(d)	43,086
200,000	Series 2007-AR4, Class A3, 0.459% due 9/25/47(a)(d)	78,387
225,963	Series 2007-AR6, Class A1, 1.652% due 8/25/47(a)(d)	112,011

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value
		Swan Trust:
$233,693		Series 2006-1E, Class A1, 0.547% due 5/12/37(d)	$228,103
300,462		Series 2006-1E, Class A2, 3.920% due 5/12/37(d)	285,177
322,614		Torrens Trust, Series 2007-1, Class A, 4.150% due 10/19/38(d)	307,258
		Wachovia Bank Commercial Mortgage Trust:
900,000		Series 2006-C23, Class A5, 5.416% due 1/15/45(a)(d)	1,007,350
500,000		Series 2006-C28, Class A4, 5.572% due 10/15/48(a)	554,452
327,170		Series 2006-WL7A, Class A1, 0.329% due 9/15/21(a)(b)(d)	317,437
		WaMu Mortgage Pass Through Certificates:
3,884		Series 2001-7, Class A, 1.354% due 5/25/41(a)(d)	3,556
34,005		Series 2002-AR9, Class 1A, 1.552% due 8/25/42(a)(d)	27,247
15,363		Series 2003-AR5, Class A7, 2.455% due 6/25/33(a)(d)	15,506
1,264,323		Series 2003-AR9, Class 1A6, 2.457% due 9/25/33(a)(d)	1,275,920
120,278		Series 2005-AR13, Class A1A1, 0.529% due 10/25/45(a)(d)	96,040
194,489		Series 2006-AR13, Class 2A, 2.663% due 10/25/46(a)(d)	145,808
124,293		Series 2006-AR4, Class 2A1A, 2.663% due 5/25/46(a)(d)	85,508
57,186		Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR5, Class 3A, 1.092% due 7/25/46(a)(d)	21,172

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $12,027,548)	11,783,917

CORPORATE BONDS & NOTES — 13.9%
Australia — 1.2%
2,100,000	AUD	Investec Bank Australia Ltd., Government Liquid Guaranteed Notes, 5.000% due 2/27/14	2,096,056
1,400,000	GBP	Suncorp-Metway Ltd., Government Liquid Guaranteed Notes, 4.000% due 1/16/14	2,266,256

		Total Australia	4,362,312

Bermuda — 0.2%
		Noble Group Ltd., Senior Unsecured Notes:
300,000		6.750% due 1/29/20(a)(b)	288,000
400,000		6.750% due 1/29/20(a)	384,000

		Total Bermuda	672,000

Brazil — 0.4%
1,000,000		Banco do Brasil SA, Senior Unsecured Notes, 3.359% due 7/2/14(b)(i)	999,591
500,000		Banco Santander Brasil SA, Senior Unsecured Notes, 4.500% due 4/6/15(a)(b)	494,000

		Total Brazil	1,493,591

British Virgin Islands — 0.2%
800,000		Gerdau Trade Inc., Company Guaranteed Notes, 5.750% due 1/30/21(a)(b)	800,000

Cayman Islands — 0.5%
200,000		Braskem Finance Ltd., Company Guaranteed Notes, 7.000% due 5/7/20(a)(b)	216,000
350,000		CSN Islands XI Corp., Company Guaranteed Notes, 6.875% due 9/21/19(c)	378,000
588,000		Odebrecht Drilling Norbe VIII/IX Ltd., Senior Secured Notes, 6.350% due 6/30/21(a)(b)	610,050
500,000		Petrobras International Finance Co. - Pifco, Company Guaranteed Notes, 5.750% due 1/20/20(a)	547,147

		Total Cayman Islands	1,751,197

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value
Chile — 0.3%
$1,000,000		Banco Santander Chile, Senior Unsecured Notes, 2.066% due 1/19/16(a)(b)(d)	$945,000
300,000		Celulosa Arauco y Constitución SA, Senior Unsecured Notes, 5.000% due 1/21/21(a)	312,546

		Total Chile	1,257,546

France — 0.8%
		BPCE SA:
300,000	EUR	Junior Subordinated Notes, 6.117% due 10/29/49(d)	222,516
1,000,000		Senior Unsecured Notes, 2.216% due 2/7/14(a)(b)(d)	988,185
700,000	EUR	Credit Mutuel - CIC Home Loan SFH, Covered Notes, 4.750% due 7/17/12	903,874
209,000	EUR	France Telecom SA, Senior Unsecured Notes, 7.250% due 1/28/13	269,255
900,000	EUR	Société Générale SA, Junior Subordinated Notes, 7.756% due 5/29/49(d)	812,183

		Total France	3,196,013

Germany — 0.3%
700,000	EUR	KFW, Government Guaranteed Notes, 3.875% due 1/21/19	1,007,785

India — 0.2%
300,000		ICICI Bank Ltd., Senior Unsecured Notes, 5.500% due 3/25/15(a)	305,480
400,000		Indian Oil Corp., Ltd., Unsecured Notes, 4.750% due 1/22/15	411,544

		Total India	717,024

Ireland — 0.5%
		AK Transneft OJSC Via TransCapitalInvest Ltd., Senior Unsecured Notes:
300,000		5.670% due 3/5/14(a)(b)	316,500
575,000		8.700% due 8/7/18(a)(b)	703,656
950,000		RZD Capital Ltd., Senior Unsecured Notes, 5.739% due 4/3/17	1,004,625

		Total Ireland	2,024,781

Japan — 0.0%
100,000	EUR	Tokyo Electric Power Co., Inc. (The), Senior Secured Notes, 4.500% due 3/24/14	122,847

Jersey Channel Islands — 0.1%
200,000	GBP	HBOS Capital Funding LP, Limited Guaranteed Notes, 9.540% due 3/29/49(d)	267,105

Luxembourg — 0.8%
		Gazprom OAO Via Gaz Capital SA, Senior Unsecured Notes:
450,000		9.250% due 4/23/19	549,000
900,000		6.510% due 3/7/22	976,311
		TNK-BP Finance SA, Company Guaranteed Notes:
450,000		7.500% due 7/18/16	498,677
450,000		7.875% due 3/13/18	509,625
450,000		7.250% due 2/2/20	502,227

		Total Luxembourg	3,035,840

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value
Netherlands — 0.7%
$1,000,000		Deutsche Telekom International Finance BV, Company Guaranteed Notes, 6.750% due 8/20/18(a)	$1,198,699
500,000		Gazprom OAO Via White Nights Finance BV, Senior Unsecured Notes, 10.500% due 3/25/14	563,750
100,000	EUR	NIBC Bank NV, Government Liquid Guaranteed Notes, 3.500% due 4/7/14	129,946
335,742	EUR	NXP BV/NXP Funding LLC, Senior Secured Notes, 3.507% due 10/15/13(d)	415,044
500,000		SABIC Capital I BV, Company Guaranteed Notes, 3.000% due 11/2/15	513,237

		Total Netherlands	2,820,676

New Zealand — 0.1%
200,000		ANZ National International Ltd., Bank Guaranteed Notes, 6.200% due 7/19/13(a)(b)	209,108

Norway — 0.9%
1,200,000	EUR	DNB Boligkreditt AS, Covered Notes, 4.125% due 2/1/13	1,518,595
		Eksportfinans ASA, Senior Unsecured Notes:
300,000		1.875% due 4/2/13(a)	294,050
900,000		2.375% due 5/25/16(a)	798,630
100,000	CHF	2.875% due 11/16/16	97,071
		Statoil ASA, Company Guaranteed Notes:
300,000		3.125% due 8/17/17(a)	323,125
300,000		5.100% due 8/17/40(a)	358,799

		Total Norway	3,390,270

Qatar — 0.3%
100,000		Qatari Diar Finance QSC, Government Guaranteed Notes, 5.000% due 7/21/20	111,000
850,000		Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Notes, 6.750% due 9/30/19	1,007,250

		Total Qatar	1,118,250

South Korea — 0.2%
575,000	EUR	Export - Import Bank of Korea, Senior Unsecured Notes, 5.750% due 5/22/13	735,338

Sweden — 0.3%
800,000	EUR	Stadshypotek AB, Covered Notes, 3.750% due 12/12/13	1,033,851

United Kingdom — 0.6%
600,000		HBOS PLC, Subordinated Notes, 6.750% due 5/21/18(a)(b)	550,426
200,000		LBG Capital No.1 PLC, Bank Guaranteed Notes, 8.500% due 12/29/49(b)(d)	186,000
100,000		Lloyds TSB Bank PLC, Bank Guaranteed Notes, 4.375% due 1/12/15(a)(b)	101,351
1,000,000		Pearson Dollar Finance PLC, Company Guaranteed Notes, 5.700% due 6/1/14(a)(b)	1,081,456
500,000	EUR	Royal Bank of Scotland PLC (The), Subordinated Notes, 4.625% due 9/22/21(d)	433,003
100,000		Tate & Lyle International Finance PLC, Company Guaranteed Notes, 5.000% due 11/15/14(a)(b)	106,282

		Total United Kingdom	2,458,518

United States — 5.3%
		Ally Financial Inc.:
200,000		Company Guaranteed Notes, 6.750% due 12/1/14(a)	209,000
500,000		Senior Unsecured Notes, 0.000% due 6/15/15(a)	403,125
		American International Group Inc.:
800,000	EUR	Junior Subordinated Notes, 8.000% due 5/22/38(d)	949,401

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value
		Senior Unsecured Notes:
$441,000	GBP	6.765% due 11/15/17(b)	$729,197
712,000	EUR	6.797% due 11/15/17(b)(c)	984,176
800,000	EUR	BA Covered Bond Issuer, Covered Notes, 4.250% due 4/5/17	1,053,743
900,000	EUR	Bank of America Corp., Subordinated Notes, 1.163% due 5/23/17(d)	895,734
1,000,000		Boston Scientific Corp., Senior Unsecured Notes, 4.500% due 1/15/15(a)	1,071,837
100,000		Buckeye Partners LP, Senior Unsecured Notes, 4.875% due 2/1/21(a)	102,262
300,000		CenterPoint Energy Resources Corp., Senior Unsecured Notes, 4.500% due 1/15/21(a)	330,210
300,000		CMS Energy Corp., Senior Unsecured Notes, 5.050% due 2/15/18(a)	320,998
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
600,000		8.000% due 6/1/14(a)	668,005
400,000		8.700% due 10/1/14(a)	458,039
700,000		Gerdau Holdings Inc., Company Guaranteed Notes, 7.000% due 1/20/20(a)(b)	756,000
		Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
900,000	EUR	5.375% due 2/15/13	1,135,403
200,000		0.924% due 3/22/16(a)(d)	179,157
500,000	AUD	4.740% due 4/12/16(d)	442,841
1,300,000		HSBC Finance Corp., Senior Subordinated Notes, 6.676% due 1/15/21(a)	1,405,037
300,000		Lazard Group LLC, Senior Unsecured Notes, 7.125% due 5/15/15(a)	326,867
		Lehman Brothers Holdings Inc.:
1,300,000		0.000% due 12/30/16(e)	303,875
600,000		6.875% due 5/2/18(e)	144,000
500,000		Limited Brands Inc., Senior Unsecured Notes, 6.900% due 7/15/17(a)	558,750
650,000		Macy’s Retail Holdings Inc., Company Guaranteed Notes, 5.750% due 7/15/14(a)	708,733
600,000		Merrill Lynch & Co., Inc., Notes, 0.710% due 6/5/12(a)(d)	599,852
1,100,000		NBCUniversal Media LLC, Senior Unsecured Notes, 5.150% due 4/30/20(a)	1,277,442
1,100,000		Reynolds American Inc., Company Guaranteed Notes, 6.750% due 6/15/17(a)	1,326,217
100,000		SLM Corp., Senior Unsecured Notes, 5.000% due 10/1/13(a)	102,625
800,000		Springleaf Finance Corp., Senior Unsecured Notes, 4.875% due 7/15/12(a)	798,002
1,000,000		Starwood Hotels & Resorts Worldwide Inc., Senior Unsecured Notes, 6.750% due 5/15/18(a)	1,168,651
500,000		UST LLC, Senior Unsecured Notes, 5.750% due 3/1/18(a)	573,532

		Total United States	19,982,711

		TOTAL CORPORATE BONDS & NOTES (Cost - $50,301,201)	52,456,763

MORTGAGE-BACKED SECURITIES — 2.1%
FNMA — 2.0%
		Federal National Mortgage Association (FNMA):
700,000		5.480% due 7/1/18 (a)(d)	756,512
980,680		5.700% due 8/1/18 (a)(d)	1,056,969

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†	Security	Value
$2,000,000	2.500% due 7/1/27 (f)	$2,056,563
201,282	2.494% due 11/1/34 (a)(d)	214,902
359,635	6.500% due 8/1/37 (a)	401,751
927,896	3.500% due 3/1/41 (a)	975,151
1,000,000	4.000% due 7/1/42 (f)	1,062,578
1,000,000	5.500% due 7/1/42 (f)	1,089,532
14,196	7.000% due 10/1/48 (a)	16,033

	TOTAL FNMA	7,629,991

GNMA — 0.1%
107,237	Government National Mortgage Association II (GNMA), 6.000% due 9/20/38 (a)	117,341

	TOTAL GNMA	117,341

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $7,476,427)	7,747,332

MUNICIPAL BONDS — 1.0%
United States — 1.0%
200,000	Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Revenue Bonds, Series A-2, 5.875% due 6/1/47(a)	152,140
1,500,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, 6.890% due 1/1/42(a)	1,902,750
200,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Build America Bonds, 5.508% due 8/1/37(a)	247,792
300,000	Philadelphia School District, Build America General Obligation Bonds, 6.765% due 6/1/40(a)	364,647
750,000	Port Authority of New York & New Jersey, Consolidated Bonds, One hundred Sixth-Eight Series, 4.926% due 10/1/51(a)	855,225
100,000	Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Series A, AMBAC-Insured, 0.000% due 8/1/54(a)	8,654
100,000	Tobacco Settlement Financing Corp., New Jersey, Tobacco Settlement Revenue Bonds, Series 1A, 5.000% due 6/1/41(a)	77,857

	Total United States	3,609,065

	TOTAL MUNICIPAL BONDS (Cost - $3,044,372)	3,609,065

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 9.4%
U.S. GOVERNMENT OBLIGATIONS — 9.4%
	U.S. Treasury Bonds:
3,900,000	5.375% due 2/15/31(a)	5,773,829
2,000,000	4.375% due 5/15/41(a)	2,717,188
2,400,000	3.750% due 8/15/41(a)	2,944,126
3,500,000	3.000% due 5/15/42(a)(g)	3,737,345
	U.S. Treasury Inflation Indexed Bonds:
3,460,452	0.625% due 7/15/21(a)(g)	3,885,441

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value
$15,202,650		0.125% due 1/15/22(a)(g)	$16,203,881

		TOTAL U.S. GOVERNMENT OBLIGATIONS	35,261,810

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $33,150,893)	35,261,810

Contracts
PURCHASED OPTION — 0.0%
United States — 0.0%
3,600,000		Swaption, 3-Month USD-LIBOR, Put @ $3.88, expires 4/14/14	93,293

		TOTAL PURCHASED OPTION (Cost - $181,440)	93,293

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $274,349,358)	286,053,701

Face Amount†
SHORT-TERM INVESTMENTS — 22.9%
REPURCHASE AGREEMENTS — 5.9%

Merrill Lynch & Co., Inc. repurchase agreement dated 5/31/12, 0.220% due 6/1/12, Proceeds at maturity - $22,200,136; (Fully collateralized by U.S. Treasury Bond 3.000% due 5/15/42; Market Valued - $22,852,992)(h)

22,200,000		(Cost - $22,200,000)	22,200,000

SOVEREIGN BOND — 1.9%
		Canadian Government Bond, 1.500% due 12/1/12
7,400,000		(Cost - $7,099,074)	7,161,977

TIME DEPOSITS — 4.0%
549,953		Bank of New York Mellon - Grand Cayman, 0.030% due 6/1/12	549,953

		BBH - Grand Cayman:
18	CHF	0.005% due 6/1/12	18
106	DKK	0.010% due 6/1/12	18
33,453,097	JPY	0.010% due 6/1/12	427,324
37,476	GBP	0.068% due 6/1/12	57,728
529	CAD	0.242% due 6/1/12	511
123	NZD	1.650% due 6/1/12	93
374	AUD	2.968% due 6/1/12	363
13,602,681		HSBC Bank - Grand Cayman, 0.030% due 6/1/12	13,602,681
242,972	EUR	JPMorgan Chase & Co. - London, 0.040% due 6/1/12	300,362

		TOTAL TIME DEPOSITS (Cost - $14,939,051)	14,939,051

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†	Security	Value
U.S. GOVERNMENT OBLIGATIONS — 11.1%
	Japan Treasury Discount Bills:
$1,750,000,000	0.099% due 7/20/12 (h)	$22,351,245
400,000,000	0.098% due 8/27/12 (h)	5,108,386
	U.S. Treasury Bills:
101,000	0.080% due 8/2/12 (g)(h)	100,986
3,200,000	0.135% due 8/23/12 (h)	3,199,006
1,300,000	0.128% due 9/6/12 (h)	1,299,551
1,600,000	0.145% due 9/13/12 (h)	1,599,331
900,000	0.132% due 9/20/12 (h)	899,633
1,500,000	0.146% due 9/27/12 (h)	1,499,285
2,099,000	0.130% due 10/18/12 (h)	2,097,947
770,000	0.139% due 10/25/12 (h)	769,565
3,000,000	0.164% due 4/4/13 (g)(h)	2,995,811

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $41,453,796)	41,920,746

	TOTAL SHORT-TERM INVESTMENTS (Cost - $85,691,921)	86,221,774

	TOTAL INVESTMENTS — 98.1% (Cost - $360,041,279 #)	369,275,475

	Other Assets in Excess of Liabilities - 1.9%	7,319,812

	TOTAL NET ASSETS — 100.0%	$376,595,287

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	All or a portion of this security is segregated as collateral for open futures contracts, extended settlements, options contracts written, swap contracts, foreign currency contracts, TBA’s and short sales.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	Illiquid Security.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2012.
(e)	Security is currently in default.
(f)	This security is traded on a TBA basis (see Note 1).
(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(h)	Rate shown represents yield-to-maturity.
(i)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AMBAC	—	American Bond Assurance Corporation
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro Dollar
GBP	—	British Pound
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLC	—	Public Limited Company

Schedules of Investments

(unaudited) (continued)

Summary of Investments by Security Type^

Sovereign Bonds	46.4%
Corporate Bonds & Notes	14.2
U.S. Government & Agency Obligations	9.6
Collateralized Mortgage Obligations	3.2
Mortgage-Backed Securities	2.1
Municipal Bonds	1.0
Asset-Backed Securities	0.2
Purchased Option	0.0 **
Short-Term Investments	23.3

100.0%

^	As a percentage of total investments.
**	Position represents less than 0.1%

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Schedule of Options Contracts Written

Contracts		Security Name	Expiration Date	Strike Price	Value
United States
9,700,000		Swaption, 3-Month USD-LIBOR, Put	8/13/12	$0.40	$19,595
9,700,000		Swaption, 3-Month USD-LIBOR, Call	8/13/12	0.40	311
800,000		Swaption, 3-Month USD-LIBOR, Put	8/13/12	1.00	340
800,000		Swaption, 3-Month USD-LIBOR, Call	8/13/12	1.00	6,825
1,600,000		Swaption, 3-Month USD-LIBOR, Call	3/18/13	1.40	23,923
1,600,000		Swaption, 3-Month USD-LIBOR, Put	3/18/13	1.40	12,218
5,600,000		Swaption, 3-Month USD-LIBOR, Call	3/18/13	1.40	83,730
5,600,000		Swaption, 3-Month USD-LIBOR, Put	3/18/13	1.40	42,764
6,300,000		Swaption, 3-Month USD-LIBOR, Put	3/18/13	1.40	48,110
6,300,000		Swaption, 3-Month USD-LIBOR, Call	3/18/13	1.40	94,196
1,100,000		Swaption, 3-Month USD-LIBOR, Call	7/11/13	1.20	11,045
1,100,000		Swaption, 3-Month USD-LIBOR, Put	7/11/13	1.20	1,753
15,100,000		Swaption, 3-Month USD-LIBOR, Put	4/14/14	2.85	94,303
3,000,000	EUR	Swaption, 6-Month EUR-LIBOR, Put	7/1/14	10.00	153

		Total United States			439,266

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $630,390)			$439,266

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Schedule of Forward Sale Commitments

Face Amount	Security	Value
	Federal National Mortgage Association (FNMA)
$3,000,000	4.500% due 6/1/42 (a)	$3,218,906
1,000,000	6.000% due 7/1/42 (a)	1,100,157

	TOTAL FORWARD SALE COMMITMENTS (Proceeds — $4,315,313)	$4,319,063

(a)	This security is traded on a TBA basis (see Note 1).

For details of other financial instruments held by this fund, refer to Note 3.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Investments

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS — 97.0%
Alaska — 5.3%
		Alaska Municipal Bond Bank Authority:
$1,000,000	AA	Series C, NPFG-Insured, 5.000% due 10/1/15	$1,133,530
2,000,000	Aa2(a)	Series Three, 5.000% due 9/1/17	2,384,740
1,750,000	AA-	North Slope Boro Alaska, GO, Series A, NPFG-Insured, 5.000% due 6/30/16	2,032,240

		Total Alaska	5,550,510

California — 7.7%
1,000,000	AA+	California Infrastructure & Economic Development Bank Revenue, Series A, Prerefunded 1/1/28 @ 100, AMBAC-Insured, 5.000% due 7/1/36(b)	1,348,570
1,050,000	AA-	California Statewide Communities Development Authority, Sutter Health Project, Series A, 5.500% due 8/15/26	1,253,711
1,000,000	AA	Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series C, Prerefunded 7/1/14 @ 100, NPFG-Insured, 5.250% due 7/1/19(b)	1,100,860
1,500,000	A+	San Francisco, CA, City & County Airports Commission, Series C-2, 5.000% due 5/1/21	1,759,290
1,000,000	AA-	San Francisco, CA, Public Utilities Commission Water Revenue, Sub-Series D, 5.000% due 11/1/19	1,241,270
1,230,000	Aa1(a)	Santa Monica-Malibu, California, Unified School District, Election of 2006 Project, Series A, FGIC & NPFG-Insured, 5.000% due 8/1/26	1,367,760

		Total California	8,071,461

Colorado — 3.7%
1,000,000	AAA	Colorado Water Resources & Power Development Authority, Drinking Water Revenue, Revolving Fund, Series A, 5.500% due 9/1/22	1,313,900
2,165,000	AA+	Longmont, CO, Sales & Use Tax Revenue, Refunding, 5.250% due 5/15/17	2,569,812

		Total Colorado	3,883,712

Connecticut — 1.1%
1,000,000	AA	State of Connecticut, GO, Series C, 5.000% due 6/1/17	1,197,960

District of Colombia — 3.9%
2,500,000	AAA	District of Columbia, Income Tax Revenue Bonds, Series A, 5.000% due 12/1/28	2,976,175
1,075,000	AA-	Metropolitan Washington D.C., Airports Authority System, Refunding, Series D, AGM-Insured, AMT, 5.375% due 10/1/18(c)	1,090,749

		Total District of Colombia	4,066,924

Florida — 3.3%
1,000,000	A	Florida Municipal Loan Council Revenue, North Miami Beach Water Project, Series B, NPFG-Insured, 5.375% due 8/1/18	1,015,270
1,000,000	A	Jacksonville, FL, Sales Tax Revenue, Better Jacksonville Projects, 5.000% due 10/1/21	1,119,860
1,000,000	A+	Miami-Dade County, FL, Water & Sewer Revenue, XLCA-Insured, 5.000% due 10/1/21	1,133,960
195,000	AA-	Tampa, Florida, Utility Tax & Special Revenue, Series A, Prerefunded 10/1/12 @ 101, AMBAC-Insured, 5.250% due 10/1/19(b)	200,138

		Total Florida	3,469,228

Georgia — 6.9%
2,000,000	AA-	Augusta, GA, Water and Sewer Revenue, AGM-Insured, 5.000% due 10/1/21	2,324,940
		Georgia State Road & Tollway Authority:
1,050,000	AA-	Federal Highway Grant Anticipation Revenue Bonds, Series A, 5.000%, due 6/1/18	1,269,776
1,225,000	AA-	Series A, AGM-Insured, 5.000% due 6/1/19	1,473,589
1,800,000	A	Municipal Electric Authority of Georgia, Series B, 5.000% due 1/1/20	2,172,060

		Total Georgia	7,240,365

Schedules of Investments

(unaudited) (continued)

Municipal Bond Investments

Face Amount	Rating††	Security	Value
Illinois — 4.4%
$1,000,000	AA-	Chicago, IL, Housing Authority Capital Program Revenue, Refunding, AGM-Insured, 5.000% due 7/1/14	$1,070,710
		Illinois Finance Authority Revenue:
1,095,000	A3(a)	DePaul University, Series A, 5.375%, due 10/1/19	1,333,031
1,000,000	A	OBG Bradley University, XLCA-Insured, 5.000% due 8/1/34	1,041,390
1,025,000	AA-	Illinois State Toll Highway Authority, Series A-1, Prerefunded 7/1/16 @ 100, FSA-Insured, 5.000% due 1/1/25(b)	1,207,973

		Total Illinois	4,653,104

Indiana — 0.9%
1,000,000	AA+	Indiana Health Facility Financing Authority Hospital Revenue, Refunding, Methodist Hospital Industry, Series A, Escrowed to Maturity, 5.750% due 9/1/15(d)	1,003,560

Kansas — 1.1%
1,065,000	AA+	Kansas State Development Finance Authority Revenue, Kansas Tansition Revolving Fund, 5.000% due 10/1/20	1,190,489

Kentucky — 1.6%
1,375,000	A-	Louisville & Jefferson County, KY, Metropolitan Government Health Facilities Revenue Bonds, Jewish Hospital & St. Mary’s HealthCare Inc., Prerefunded 2/1/18 @ 100, 6.125% due 2/1/37(b)	1,744,187

Massachusetts — 3.8%
1,400,000	AA+	Commonwealth of Massachusetts, GO, Series A, NPFG-Insured, 5.250% due 8/1/16	1,661,072
1,000,000	AAA	Massachusetts Bay Transportation Authority Revenue, Series A, 5.250% due 7/1/34	1,298,400
1,000,000	A2(a)	Massachusetts Health & Educational Facilities Authority Revenue, Northeastern University, Series R, 5.000% due 10/1/28	1,090,880

		Total Massachusetts	4,050,352

Michigan — 1.8%
1,750,000	AA-	Kalamazoo, Michigan, Hospital Finance Authority, Hospital Facilities Revenue, Bronson Hospital A RMK 4/30/08, AGM-Insured, 5.000% due 5/15/26	1,891,698

Minnesota — 0.4%
363,136	AA+	Minneapolis & St. Paul, MN, Housing Finance Board Single Family Mortgage Revenue, Mortgage Backed Securities, Cityliving, Series A-3, GNMA & FNMA-Insured, 5.700% due 4/1/27	384,688

Nevada — 1.5%
1,500,000	AA+	Clark County, NV, GO, Refunding Flood Control, FGIC & NPFG-Insured, 4.750% due 11/1/24	1,620,165

New Hampshire — 2.0%
1,750,000	A+	State of New Hampshire, Turnpike System Revenue Bonds, Refunding, Series 2012, 5.000% due 10/1/17	2,077,932

New Jersey — 6.4%
1,000,000	Aa3(a)	Egg Harbor Township School District, GO, AGM-Insured, 5.500% due 7/15/22	1,248,290
1,340,000	Aa3(a)	Manalapan-Englishtown Regional Board of Education, GO, FGIC & NPFG-Insured, 5.750% due 12/1/22	1,802,782
1,500,000	A+	New Jersey Health Care Facilities Financing Authority, Atlanticare Regional Medical Center, 5.000% due 7/1/27	1,613,085
1,700,000	AA+	New Jersey State Turnpike Authority, Prerefunded, Series C, Escrowed To Maturity, 6.500% due 1/1/16(d)	2,058,649

		Total New Jersey	6,722,806

Schedules of Investments

(unaudited) (continued)

Municipal Bond Investments

Face Amount	Rating††	Security	Value
New Mexico — 1.2%
$1,150,000	AAA	New Mexico Finance Authority Revenue, Senior Lien-Public Project Revolving Fund, Series E, NPFG-Insured, 5.000% due 6/1/29	$1,277,788

New York — 3.2%
		New York City, NY:
1,450,000	AAA	Municipal Water Finance Authority, Water and Sewer Systems Revenue, Series E, 5.000% due 6/15/38	1,506,724
1,000,000	AA	Series D, 5.000% due 11/1/27	1,080,890
750,000	AA-	New York State, Urban Development Corp., Refunding, Correctional Capital Facilities, Series A, AGM-Insured, 5.250% due 1/1/14	783,877

		Total New York	3,371,491

North Carolina — 2.1%
2,000,000	A-	North Carolina Eastern Municipal Power Agency, Series B, 5.000% due 1/1/26	2,236,940

Oregon — 5.2%
1,000,000	AA	Oregon State Department of Administrative Services, COP, Series A, AGM-Insured, 5.000% due 5/1/24	1,076,030
1,000,000	AA-	Port of Portland Airport Revenue, Portland International Project, Sub-series Twenty C, AMT, 5.000% due 7/1/16(c)	1,134,780
1,330,000	Aa2(a)	Washington & Clackamas Counties School District No. 23, GO, NPFG-Insured, 5.000% due 6/15/22	1,658,045
1,430,000	AA+	Washington & Multnomah Counties, Oregon, GO, Refunding Bonds, Beaverton School District 48J, Series 2011, 5.000% due 6/15/16	1,666,965

		Total Oregon	5,535,820

Pennsylvania — 2.3%
2,000,000	AA	Commonwealth of Pennsylvania, GO, 5.000% due 7/1/17	2,403,460

Tennessee — 1.0%
1,000,000	BBB+	Knox County, TN, Health & Housing Facilities Revenue, University Health System, 5.250% due 4/1/36	1,045,790

Texas — 14.3%
2,000,000	AAA	Keller, Texas, Independent School District, PSF-GTD-Insured, 4.750% due 8/15/32	2,157,120
2,500,000	AAA	North East, Texas, Independent School District, Refunding, PSF-GTD-Insured, 5.250% due 2/1/30	3,278,675
1,500,000	AAA	Pflugerville, Texas, Independent School District, GO, Series A, Prerefunded 2/15/15 @ 100, PSF-GTD-Insured, 5.000% due 2/15/30(b)	1,683,870
2,000,000	AA	RoundRock, Texas, Independent School District, GO, 5.000% due 8/1/33	2,289,700
		Texas State, Transportation Commission:
1,000,000	AAA	5.000%, due 4/1/27	1,138,710
2,575,000	AAA	5.250%, due 4/1/26	3,405,283
1,000,000	AA-	Waxahachie, Texas, GO, Series A, AGM-Insured, 5.000% due 8/1/25	1,105,400

		Total Texas	15,058,758

Washington — 7.6%
1,500,000	AAA	Central Puget Sound Regional Transportation Authority, Sales & Use Tax Revenue, Series A, AMBAC-Insured, 5.000% due 11/1/24	1,651,860
2,000,000	AA+	King County, Washington School District No. 210 Federal Way, FGIC & NPFG-Insured, 5.000% due 12/1/23	2,294,740
2,000,000	AA+	State of Washington, GO, Series A, 5.000% due 7/1/22	2,377,960
1,500,000	A+	Washington Health Care Facilities Authority, Revenue Bonds, Series A, 5.000% due 11/1/18	1,720,650

		Total Washington	8,045,210

Schedules of Investments

(unaudited) (continued)

Municipal Bond Investments

Face Amount	Rating††	Security	Value
Wisconsin — 4.3%
$2,500,000	AA+	State of Wisconsin, Series I, FGIC & NPFG-Insured, 5.000% due 7/1/20	$3,102,750
1,340,000	BBB	Wisconsin State, HEFA Revenue, Refunding, Divine Savior Healthcare, 5.500% due 5/1/26	1,404,548

		Total Wisconsin	4,507,298

		TOTAL MUNICIPAL BONDS (Cost - $94,252,105)	102,301,696

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $94,252,105)	102,301,696

SHORT-TERM INVESTMENTS — 1.9%
TIME DEPOSITS — 1.9%
886,425		HSBC Bank - Grand Cayman, 0.030% due 6/1/12	886,425
1,070,764		Wells Fargo - Grand Cayman, 0.030% due 6/1/12	1,070,764

		TOTAL TIME DEPOSITS (Cost - $1,957,189)	1,957,189

		TOTAL SHORT-TERM INVESTMENTS (Cost - $1,957,189)	1,957,189

		TOTAL INVESTMENTS — 98.9% (Cost - $96,209,294 #)	104,258,885

		Other Assets in Excess of Liabilities - 1.1%	1,156,865

		TOTAL NET ASSETS — 100.0%	$105,415,750

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Rating by Moody’s Investors Service. All ratings are unaudited.
(b)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	Ambac Assurance Corporation
AMT	—	Alternative Minimum Tax
COP	—	Certificate of Participation
FGIC	—	Financial Guarantee Insurance Company
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government national Mortgage Association
GO	—	General Obligation
HEFA	—	Health & Education Facility Authority
NPFG	—	National Public Finance Guarantee Corp.
XLCA	—	XL Capital Assurance Inc.

See pages 124 to 126 for definition of ratings.

Schedules of Investments

(unaudited) (continued)

Summary of Investments by Industry^

General Obligation	21.6%
Education	20.9
Transportation	17.9
Health Care Providers & Services	11.1
Utilities	6.0
Power	4.3
Airport	3.8
Development	3.6
Bond Bank	3.4
Water and Sewer	2.4
Public Facilities	1.7
Housing	1.4
Short-Term Investments	1.9

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Money Market Investments

Face Amount	Security	Value
SHORT-TERM INVESTMENTS — 102.3%
COMMERCIAL PAPER — 62.5%
$4,000,000	ABN Amro Funding USA LLC, 0.441% due 6/4/12(a)(b)	$3,999,853
4,500,000	Alpine Securitization Corp., 0.190% due 6/14/12(a)(b)	4,499,691
4,500,000	Atlantic Asset Securitization LLC, 0.400% due 6/22/12(a)(b)	4,498,950
4,000,000	Bank of Nova Scotia, 0.305% due 10/22/12(a)	3,995,154
6,000,000	Barton Capital LLC, 0.210% due 6/1/12(a)(b)	5,999,999
4,400,000	Bryant Park Funding LLC, 0.180% due 6/18/12(a)(b)	4,399,626
1,300,000	Commonwealth Bank of Australia, 0.517% due 6/22/12(b)	1,300,000
4,500,000	Crown Point Capital Co. LLC, 0.581% due 8/14/12(a)(b)	4,494,635
4,500,000	DnB Bank ASA, 0.496% due 10/24/12(a)(b)	4,491,028
4,500,000	Gemini Securitization Corp. LLC, 0.300% due 7/16/12(a)(b)	4,498,313
4,500,000	Hannover Funding Co. LLC, 0.400% due 6/25/12(a)(b)	4,498,800
4,500,000	LMA Americas LLC, 0.480% due 6/25/12(a)(b)	4,498,560
4,500,000	Manhattan Asset Funding Co. LLC, 0.200% due 6/11/12(a)(b)	4,499,750
4,000,000	MetLife Short Term Funding LLC, 0.310% due 6/5/12(a)(b)	3,999,862
3,200,000	Nordea North America Inc., 0.572% due 9/7/12(a)	3,195,035
3,000,000	NRW Bank, 0.270% due 7/12/12(a)(b)	2,999,078
4,500,000	Oversea-Chinese Bank Corp., Ltd., 0.421% due 10/12/12(a)	4,493,018
4,500,000	Philip Morris International Inc., 0.150% due 6/7/12(a)(b)	4,499,888
4,500,000	PNC Bank NA, 0.331% due 10/24/12(a)	4,494,019
3,500,000	Prudential PLC, 0.611% due 8/2/12(a)(b)	3,496,323
4,500,000	Rabobank USA Financial Corp., 0.300% due 8/1/12(a)	4,497,713
4,500,000	Regency Markets No. 1 LLC, 0.220% due 6/18/12(a)(b)	4,499,533
4,500,000	Royal Bank of Canada, 0.120% due 6/26/12(a)	4,499,625
10,500,000	Société Générale North America Inc., 0.220% due 6/1/12(a)	10,499,999
5,500,000	Starbird Funding Corp., 0.350% due 6/11/12(a)(b)	5,499,464
4,500,000	Thunder Bay Funding LLC, 0.180% due 8/14/12(a)(b)	4,498,335
4,500,000	Toronto-Dominion Holdings USA Inc., 0.170% due 7/17/12(a)(b)	4,499,023
3,905,000	Toyota Motor Credit Corp., 0.275% due 7/9/12(a)	3,903,866
5,000,000	United Overseas Bank Funding LLC., 0.230% due 7/17/12(a)	4,998,531
4,500,000	Versailles Commercial Paper LLC, 0.450% due 6/18/12(a)(b)	4,499,044
2,500,000	Westpac Securities NZ Ltd., 0.501% due 7/24/12(a)(b)	2,498,160

	TOTAL COMMERCIAL PAPER (Cost — $137,244,875)	137,244,875

TIME DEPOSIT — 2.6%
5,609,944	HSBC Bank - Grand Cayman, 0.030% due 6/1/12 (Cost — $5,609,944)	5,609,944

	TOTAL TIME DEPOSITS

U.S. GOVERNMENT AGENCIES — 33.1%
1,300,000	Federal Home Loan Bank (FHLB), 0.875% due 8/22/12	1,301,907
	Federal Home Loan Bank (FHLB), Discount Notes:
12,080,000	0.100% due 6/1/12(a)	12,079,999
2,250,000	0.120% due 6/20/12(a)	2,249,858
3,000,000	0.231% due 8/3/12(a)	2,998,793
5,000,000	0.095% due 8/29/12(a)	4,998,825
2,000,000	0.180% due 2/4/13(a)	1,997,520
2,200,000	0.200% due 3/20/13(a)	2,196,431
	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes:
11,000,000	0.090% due 6/14/12(a)	10,999,642
6,500,000	0.130% due 8/1/12(a)	6,498,568

Schedules of Investments

(unaudited) (continued)

Money Market Investments

Face Amount	Security	Value
$3,500,000	0.150% due 8/14/12(a)	$3,498,921
2,250,000	0.120% due 9/12/12(a)	2,249,228
	Federal National Mortgage Association (FNMA), Discount Notes:
19,500,000	0.092% due 6/18/12(a)	19,499,158
2,000,000	0.100% due 10/15/12(a)	1,999,244

	TOTAL U.S. GOVERNMENT AGENCIES (Cost — $72,568,094)	72,568,094

U.S. GOVERNMENT OBLIGATIONS — 4.1%
	U.S. Treasury Bills:
4,000,000	0.149% due 9/13/12(a)	3,998,284
5,000,000	0.136% due 1/10/13(a)	4,995,788

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $8,994,072)	8,994,072

	TOTAL SHORT-TERM INVESTMENTS (Cost — $224,416,985)	224,416,985

	TOTAL INVESTMENTS — 102.3% (Cost — $224,416,985 #)	224,416,985

	Liabilities in Excess of Other Assets — (2.3)%	(4,938,523)

	TOTAL NET ASSETS — 100.0%	$219,478,462

(a)	Rate shown represents yield-to-maturity.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
#	Aggregate cost for federal income tax purposes is substantially the same.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature— VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments, Core Fixed Income Investments, High Yield Investments, International Fixed Income Investments, Municipal Bond Investments and Money Market Investments, (individually, a “Fund” and collectively, the “Funds”) are each a diversified series of the Consulting Group Capital Markets Funds (the “Trust”) except for International Fixed Income Investments, which is non-diversified. The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Each Fund calculates its net asset value (“NAV”) once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally at 4:00 p.m. Eastern time) on each day the NYSE is open. If the NYSE closes early, the Funds may accelerate calculation of NAV. Portfolio securities of Money Market Investments will be valued at amortized cost. Portfolio securities for each Fund (other than Money Market Investments) for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the London Stock Exchange.

Exchange-traded options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved broker-dealers will be valued using those automated broker-dealer quotations. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap agreement. Foreign currency contracts are valued using the official closing price for such contracts on the London Stock Exchange.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved pricing service; such valuations will be determined by the pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less will be valued at cost. Term repurchase agreements maturing in more than seven days will be valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by the Consulting Group, a division of Consulting Group Advisory Services LLC.

When market quotations are not readily available or are determined to be unreliable by a valuation committee set up by the Manager and approved by the Board of Trustees (“Valuation Committee”), the Funds will price such securities pursuant to fair value procedures adopted by the Board of Trustees. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its NAV. The Board has authorized the use of an independent pricing service to fair value foreign securities in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Trust’s Valuation Committee.

The relevant authoritative accounting guidance defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurement. The Accounting Standards Codification (“ASC”) 820 establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the funds (observable inputs) and (2) the funds’ own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The three levels defined by the ASC 820 hierarchy are as follows:

Level 1—unadjusted quoted prices in active markets for identical securities.

Level 2—significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments.)

In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

There were no significant transfers into and out of Levels 1 and 2 during the three-month period ended May 31, 2012.

The following table summarizes the valuation of each Fund’s securities using the fair value hierarchy:

	00000000000000	00000000000000	00000000000000	00000000000000
	Total Fair Value at May 31, 2012	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Large Capitalization Growth Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$237,031,402	$237,031,402	$—	$—
Consumer Staples	50,076,818	50,076,818	—	—
Energy	131,613,578	131,613,578	—	—
Financials	76,726,525	76,726,525	—	—
Health Care	199,790,406	199,790,406	—	—
Industrials	178,454,083	178,454,083	—	—
Information Technology	539,441,586	539,441,586	—	—
Materials	69,438,246	69,438,246	—	—
Telecommunication Services	37,658,985	37,658,985	—	—
Warrant:
Energy	542,859	542,859	—	—
Short-term:
Money Market Fund	18,002,045	18,002,045	—	—
Time Deposits	54,477,875	—	54,477,875	—
U.S. Government Agency	2,019,999	—	2,019,999	—

Total Investments, at value	$1,595,274,407	$1,538,776,533	$56,497,874	$—

Large Capitalization Value Equity Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$63,066,403	$63,066,403	$—	$—
Consumer Staples	103,813,101	103,813,101	—	—
Energy	139,685,643	139,685,643	—	—
Financials	180,636,926	180,636,926	—	—
Health Care	149,542,220	149,542,220	—	—
Industrials	129,145,233	129,145,233	—	—
Information Technology	128,066,862	128,066,862	—	—
Materials	46,916,997	46,916,997	—	—
Telecommunication Services	46,275,147	46,275,147	—	—
Utilities	42,331,318	42,331,318	—	—
Short-term:
Money Market Fund	21,630,587	21,630,587	—	—
Time Deposits	37,197,545	—	37,197,545	—

Total Investments, at value	$1,088,307,982	$1,051,110,437	$37,197,545	$—

Small Capitalization Growth Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$40,278,719	$40,278,719	$—	$—
Energy	14,689,752	14,689,752	—	—
Financials	12,227,774	12,227,774	—	—
Health Care	44,539,356	44,539,356	—	—
Industrials	60,022,006	60,022,006	—	—
Information Technology	59,822,092	59,822,092	—	—
Materials	8,663,687	8,663,687	—	—
Short-term:
Money Market Fund	24,661,407	24,661,407	—	—
Time Deposits	5,879,661	—	5,879,661	—

Total Investments, at value	$270,784,454	$264,904,793	$5,879,661	$—

Small Capitalization Value Equity Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$31,180,822	$31,180,822	$—	$—
Consumer Staples	5,816,359	5,816,359	—	—
Energy	9,172,375	9,172,375	—	—
Financials	40,712,920	40,712,920	—	—
Health Care	10,892,611	10,892,611	—	—
Industrials	42,375,151	42,375,151	—	—
Information Technology	14,241,618	14,241,618	—	—
Materials	19,782,720	19,782,720	—	—
Telecommunication Services	697,725	697,725	—	—
Utilities	7,315,392	7,315,392	—	—
Short-term:
Commercial Paper	719,997	—	719,997	—
Money Market Fund	10,428,499	10,428,499	—	—
Time Deposits	6,351,817	—	6,351,817	—

Total Investments, at value	$199,688,006	$192,616,192	$7,071,814	$—

	00000000000000	00000000000000	00000000000000	00000000000000
International Equity Investments
Investments, at value
Common Stocks:
United Kingdom	$60,725,688	$60,725,602	$—	$86
Japan	40,435,318	40,435,318	—	—
Germany	26,699,468	26,699,468	—	—
Switzerland	23,682,560	23,682,560	—	—
France	20,000,498	20,000,498	—	—
Netherlands	13,071,347	13,071,347	—	—
Canada	10,711,558	10,711,558	—	—
Hong Kong	10,300,279	10,300,279	—	—
China	10,214,645	10,214,645	—	—
Other Countries	69,673,608	69,673,608	—	—
Preferred Stocks:
Germany	1,341,676	1,341,676	—	—
United Kingdom	46,868	46,868	—	—
Australia	8,492	8,492	—	—
Italy	3,616	3,616	—	—
Rights:
Finland	1,600	1,600	—	—
Warrants:
Luxembourg	496,605	496,605	—	—
Short-term:
Money Market Fund	5,109,890	5,109,890	—	—
Time Deposits	10,306,266	—	10,306,266	—

Total Investments, at value	$302,829,982	$292,523,630	$10,306,266	$86

Other Financial Instruments
Forward Foreign Currency Contracts	$344,166	$—	$344,166	$—

Total Other Financial Instruments	$344,166	$—	$344,166	$—

Emerging Markets Equity Investments
Investments, at value
Common Stocks:
Brazil	$103,318,976	$103,318,976	$—	$—
South Korea	97,765,802	97,765,802	—	—
China	79,272,902	79,272,902	—	—
South Africa	67,676,617	67,676,617	—	—
Russia	55,771,327	55,771,327	—	—
Taiwan	40,043,567	40,043,567	—	—
Indonesia	27,539,216	27,539,216	—	—
Mexico	27,364,630	27,364,630	—	—
Hong Kong	26,262,606	26,262,606	—	—
Other Countries	103,700,285	103,700,285	—	—
Exchange-Traded Securities (ETFs):
United States	11,897,475	11,897,475	—	—
Preferred Stocks:
Brazil	10,291,142	10,291,142	—	—
South Korea	1,823,123	1,823,123	—	—
Russia	700,895	700,895	—	—
Short-term:
Money Market Fund	19,009,370	19,009,370	—	—
Time Deposits	29,221,522	—	29,221,522	—

Total Investments, at value	$701,659,455	$672,437,933	$29,221,522	$—

Other Financial Instruments
Forward Foreign Currency Contracts	$(499,737)	$—	$(499,737)	$—
Futures Contracts	18,421	18,421	—	—

Total Other Financial Instruments	$(481,316)	$18,421	$(499,737)	$—

	00000000000000	00000000000000	00000000000000	00000000000000
Core Fixed Income Investments
Investments, at value
Mortgage-Backed Securities	$378,921,108	$—	$378,921,108	$—
Asset-Backed Securities	13,665,034	—	13,665,034	—
Collateralized Mortgage Obligations	182,131,160	—	182,131,160	—
Corporate Bonds & Notes	304,951,514	—	304,951,514	—
Municipal Bonds	18,222,032	—	18,222,032	—
Sovereign Bonds	35,494,178	—	35,494,178	—
U.S. Government & Agency Obligations	266,214,796	—	266,214,796	—
Preferred Stocks:
Consumer Discretionary	30,000	—	30,000	—
Warrants:
Energy	1,384	1,384	—	—
Purchased Options	64,787	64,787	—	—
Short-term:
Money Market Fund	438,405	438,405	—	—
Repurchase Agreements	109,700,000	—	109,700,000	—
Time Deposits	34,329,176	—	34,329,176	—
U.S. Government Agencies	10,298,374	—	10,298,374	—
U.S. Government Obligations	31,178,051	—	31,178,051	—

Total Investments, at value	$1,385,639,999	$504,576	$1,385,135,423	$—

Other Financial Instruments
Options Contracts Written	$(503,467)	$(133,019)	$(370,448)	$—
Forward Sale Commitments	(49,915,847)	—	(49,915,847)	—
Futures Contracts	(316,710)	(316,710)	—	—
Forward Foreign Currency Contracts	1,691,484	—	1,691,484	—
Centrally Cleared Swaps	(270,750)	—	(270,750)	—
OTC Credit Default Swaps	548,856	—	548,856	—
OTC Interest Rate Swaps	1,420,277	—	1,420,277	—

Total Other Financial Instruments	$(47,346,157)	$(449,729)	$(46,896,428)	$—

High Yield Investments
Investments, at value
Corporate Bonds & Notes	$108,873,302	$—	$108,873,302	$—
Hotels, Restaurants & Leisure	14	—	—	14
Collateralized Mortgage Obligations	1,473	—	1,473	—
Senior Loans	568,550	—	568,550	—
Common Stocks:
Consumer Discretionary	587,717	587,717	—	—
Energy	290,608	—	290,608	—
Industrials	14,336	14,336	—	—
Materials	59,490	59,490	—	—
Preferred Stocks:
Financials	1,174,021	1,174,021	—	—
Convertible Preferred Stocks:
Consumer Discretionary	133,650	133,650	—	—
Financials	1,019,155	1,019,155	—	—
Warrants:
Consumer Discretionary	9,986	9,986	—	—
Media	18,006	—	—	18,006
Energy	10,010	10,010	—	—
Financials	39,130	—	39,130	—
Industrials	7,000	7,000	—	—
Short-term:
Money Market Fund	2,025,707	2,025,707	—	—
Time Deposits	8,500,374	—	8,500,374	—

Total Investments, at value	$123,332,529	$5,041,072	$118,273,437	$18,020

International Fixed Income Investments
Investments, at value
Sovereign Bonds:
Germany	$38,552,776	$—	$38,552,776	$—
Japan	37,904,940	—	37,904,940	—
Australia	21,640,009	—	21,640,009	—
Italy	20,004,755	—	20,004,755	—
Netherlands	16,525,944	—	16,525,944	—
Belgium	9,831,521	—	9,831,521	—
United Kingdom	8,851,635	—	8,851,635	—
Canada	6,257,787	—	6,257,787	—
Spain	4,569,974	—	4,569,974	—
Other Countries	7,204,481	—	7,204,481	—
Asset-Backed Securities	757,699	—	757,699	—
Collateralized Mortgage Obligations	11,783,917	—	11,783,917	—
Corporate Bonds & Notes:
United States	19,982,711	—	19,982,711	—
France	4,362,312	—	4,362,312	—
United Kingdom	3,390,270	—	3,390,270	—
Supranational	3,196,013	—	3,196,013	—
Australia	3,035,840	—	3,035,840	—
Netherlands	2,820,676	—	2,820,676	—
Luxembourg	2,458,518	—	2,458,518	—
Norway	2,024,781	—	2,024,781	—
Ireland	1,751,197	—	1,751,197	—
Other Countries	9,434,445	—	9,434,445	—
Mortgage-Backed Securities	7,747,332	—	7,747,332	—
Municipal Bonds	3,609,065	—	3,609,065	—
U.S. Government & Agency Obligations	35,261,810	—	35,261,810	—
Purchased Options	93,293	—	93,293	—
Short-term:
Repurchase Agreement	22,200,000	—	22,200,000	—
Sovereign Bond	7,161,977	—	7,161,977	—
Time Deposits	14,939,051	—	14,939,051	—
U.S. Government Obligations	41,920,746	—	41,920,746	—

Total Investments, at value	$369,275,475	$—	$369,275,475	$—

Other Financial Instruments
Options Contracts Written	$(439,266)	$—	$(439,266)	$—

	00000000000000	00000000000000	00000000000000	00000000000000
Forward Sale Commitments	(4,319,063)	—	(4,319,063)	—
Futures Contracts	1,553,056	1,553,056	—	—
Forward Foreign Currency Contracts	4,743,782	—	4,743,782	—
Centrally Cleared Swaps	1,984	—	1,984	—
OTC Credit Default Swaps	531,188	—	531,188	—
OTC Interest Rate Swaps	1,373,964	–	1,373,964	—

Total Other Financial Instruments	$3,445,645	$1,553,056	$1,892,589	$—

Municipal Bond Investments
Investments, at value
Municipal Bonds	$102,301,696	$—	$102,301,696	$—
Short-term:
Time Deposits	1,957,189	—	1,957,189	—

Total Investments, at value	$104,258,885	$—	$104,258,885	$—

Money Market Investments
Investments, at value
Short-term:
Commercial Paper	$137,244,875	$—	$137,244,875	$—
Time Deposits	5,609,944	—	5,609,944	—
U.S. Government Agencies	72,568,094	—	72,568,094	—
U.S. Government Obligations	8,994,072	—	8,994,072	—

Total Investments, at value	$224,416,985	$—	$224,416,985	$—

For further information regarding security characteristics, see the Schedules of Investments.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, 2011, through May 31, 2012:

	Total	Collateralized Mortgage Obligations	Common Stocks	Corporate Bonds & Notes	Warrants	Convertible Preferred Stocks	Preferred Stocks
International Equity Investments
Balance as of August 31, 2011	$6,836	$—	$6,836	$—	$—	$—	$—
Total realized gain (loss)	(74,608)	—	(74,608)	—	—	—	—
Change in unrealized appreciation (depreciation)	67,634	—	67,634	—	—	—	—
Purchases	2,573	—	2,573	—	—	—	—
(Sales)	(2,349)		(2,349)	—	—		—
Balance as of May 31, 2012	$86	$—	$86	$—	$—	$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2012	$(5)	$—	$(5)	$—	$—	$—	$—

Core Fixed Income Investments
Balance as of August 31, 2011	$—	$—	$—	$—	$—	$—	$—
Total realized gain (loss)	(5,984)	—	—	—	—	(5,984)	—
Change in unrealized appreciation (depreciation)	5,985	—	—	—	—	5,985	—
(Sales)	(1)	—	—	—	—	(1)	—
Balance as of May 31, 2012	$—	$—	$—	$—	$—	$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2012	$—	$—	$—	$—	$—	$—	$—

High Yield Investments
Balance as of August 31, 2011	$312,869	$4,584	$277,453	$14	$30,746	$—	$72
Total realized gain (loss)	36,737	6,947	18,144	—	—	—	11,646
Accrued discounts/premiums	421	421	—	—	—	—	—
Change in unrealized appreciation (depreciation)	83,165	18,958	13,155	—	26,390	—	24,662
(Sales)	(83,961)	(29,437)	(18,144)	—	—		(36,380)
Transfers out of Level 3*	(331,211)	(1,473)	(290,608)	—	(39,130)	—	—
Balance as of May 31, 2012	$18,020	$—	$—	$14	$18,006	$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2012	$18,006	$—	$—	$—	$18,006	$—	$—

* The transfers into and out of level 3 are not significant to the Fund. The value for the transfers are determined using ending value.

(b) Accounting for Derivative Instruments. Relevant authoritative accounting guidance establishes disclosure requirements for derivative instruments and hedging activities. It requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

It also requires enhanced disclosures regarding a fund’s credit derivatives holdings, including credit default swaps, credit spread options, and hybrid financial instruments containing embedded credit derivatives.

All open derivative positions at period-end for each Fund are disclosed in Note 3 to these Financial Statements.

Following is a description of the derivative instruments utilized by the Funds during the reporting period, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into financial futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a financial futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(ii) Options Contracts Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize either no gain or a loss on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

(iv) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(v) Swaptions. Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Assets and Liabilities and Statements of Operations. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vi) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

An upfront payment received by the Fund, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund, is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or loss at the termination of the swap.

(vii) Credit Default Swaps. Certain Funds enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve documentation risk, which is the risk that the swap agreements fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

(viii) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage.

Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact the Fund.

(ix) Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to a the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped securities can be principal-only securities, which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(e) Time Deposits. The Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Funds.

(f) Lending of Portfolio Securities. The Trust has an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. Such collateral is maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. All collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. The Funds have the right under the securities lending agreement to recover any loaned securities from the borrower on demand. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due.

At May 31, 2012, the aggregate market value of the loaned securities and the value of the collateral each Fund received were as follows:

Loaned Securities

Fund	Market Value of Securities on Loan	Value of Collateral Held
Large Capitalization Growth Investments	$17,596,781	$18,002,045
Large Capitalization Value Equity Investments	21,114,866	21,630,587
Small Capitalization Growth Investments	24,102,039	24,661,407
Small Capitalization Value Equity Investments	10,196,541	10,428,499
International Equity Investments	4,910,989	5,109,890
Emerging Markets Equity Investments	18,116,095	19,009,370
Core Fixed Income Investments	429,408	438,405
High Yield Investments	1,986,456	2,025,707

(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption “Schedule of Forward Sale Commitments”. The Proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities.

(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifiers the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(i) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(j) Foreign Risk. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(k) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional interest income accruals and consider the Fund’s ability to realize interest accrued up to the date of default.

(l) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(m) Distributions to Shareholders. Distributions from net investment income for Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments and International Fixed Income Investments, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Investments, High Yield Investments and Municipal Bond Investments, if any, are declared and paid on a monthly basis.

Distributions on the shares of Money Market Investments are declared each business day to shareholders of record that day, and are paid on the last business day of the month.

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(n) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2011 tax returns. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

(o) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(p) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the investment manager and/or Sub-adviser pursuant to procedures approved by the Board.

(q) Indemnification. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

2. Investments

At May 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Unrealized Appreciation (Depreciation)

Fund	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Capitalization Growth Investments	$374,142,894	$(36,632,268)	$337,510,626
Large Capitalization Value Equity Investments	154,379,300	(65,326,542)	89,052,758
Small Capitalization Growth Investments	55,467,257	(14,582,739)	40,884,518
Small Capitalization Value Equity Investments	51,424,271	(9,122,432)	42,301,839
International Equity Investments	38,200,747	(24,764,365)	13,436,382
Emerging Markets Equity Investments	118,347,214	(62,494,967)	55,852,247
Core Fixed Income Investments	59,313,219	(22,487,694)	36,825,525
High Yield Investments	5,417,334	(4,494,832)	922,502
International Fixed Income Investments	18,123,328	(8,889,132)	9,234,196
Municipal Bond Investments	8,049,591	—	8,049,591

At May 31, 2012, Emerging Markets Equity Investments, Core Fixed Income Investments and International Fixed Income Investments had open futures contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements were as follows:

	0000000000	0000000000	0000000000	0000000000
Emerging Markets Equity Investments	Number of Contracts	Expiration Date	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
FTSE/JSE Top 40 Index	77	6/12	$2,641,227	$(107,216)
Hang Seng China Enterprises Index	80	6/12	4,910,391	86,986
MSCI Taiwan Stock Index	105	6/12	2,712,150	38,651

Net Unrealized Gain on Open Futures Contracts				$18,421

	0000000000	0000000000	0000000000	0000000000
Core Fixed Income Investments	Number of Contracts	Expiration Date	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury 10-Year Note	120	9/12	$16,072,500	$29,063
U.S. Treasury 5-Year Note	24	9/12	2,980,500	1,555
U.S. Treasury Ultra Bond	1	6/12	170,406	13,570
U.S. Treasury Ultra Bond	35	9/12	5,915,000	155,547

				199,735
Contracts to Sell:
U.S. Treasury 10-Year Note	276	9/12	36,966,750	(379,016)
U.S. Treasury 2-Year Note	161	9/12	35,485,408	(29,953)
U.S. Treasury 5-Year Note	113	9/12	14,033,187	(61,796)
U.S. Treasury Long Bond	17	9/12	2,545,219	(45,680)

				(516,445)

Net Unrealized (Loss) on Open Futures Contracts				$(316,710)

	0000000000	0000000000	0000000000	0000000000
International Fixed Income Investments	Number of Contracts	Expiration Date	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Euro-Bund	110	6/12	$19,857,451	$1,082,417
Japan Government 10-Year Bond	21	6/12	38,523,472	372,485
United Kingdom Long Gilt	30	9/12	5,573,167	98,154

Net Unrealized Gain on Open Futures Contracts				$1,553,056

At May 31, 2012, Core Fixed Income Investments and International Fixed Income Investments held purchased options with a total cost of the following:

	Calls	Puts

Core Fixed Income Investments	$—	$187,894
International Fixed Income Investments	—	181,440

During the period ended May 31, 2012, written option transactions for the Core Fixed Income Investments and International Fixed Income Investments were as follows:

Core Fixed Income Investments	Number of Contracts	Premiums Received
Options written, outstanding at August 31, 2011	86,200,146	$742,479
Options written	32,800,694	820,414
Options closed	(31,500,353)	(494,433)
Options expired	(54,700,072)	(384,811)

Options written, outstanding at May 31, 2012	32,800,415	$683,649

International Fixed Income Investments	Number of Contracts	Premiums Received
Options written, outstanding at August 31, 2011	55,800,004	$249,865
Options written	59,100,000	711,961
Options closed	(34,600,004)	(311,176)
Options expired	(12,000,000)	(20,260)

Options written, outstanding at May 31, 2012	68,300,000	$630,390

At May 31, 2012, International Equity Investments, Emerging Markets Equity Investments, Core Fixed Income Investments and International Fixed Income Investments had open forward foreign currency contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements were as follows:

International Equity Investments

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Sell:
Euro	1,720,300	SSB	$2,126,744	6/18/12	$59,680
Euro	3,974,900	SSB	4,922,971	11/8/12	284,486

Net Unrealized Gain on Open Forward Foreign Currency Contracts					$344,166

Emerging Markets Equity Investments

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Mexican Peso	51,223,380	UBS	$3,572,892	6/22/12	$(392,108)
New Taiwan Dollar	65,000,000	DUB	2,175,412	6/15/12	(21,573)
South African Rand	18,000,000	SCB	2,106,205	6/15/12	(86,056)

Net Unrealized (Loss) on Open Forward Foreign Currency Contracts					$(499,737)

Core Fixed Income Investments

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Brazilian Real	4,568,591	BCLY	$2,265,885	6/4/12	$(95,144)
Brazilian Real	3,158,090	JPM	1,545,379	8/15/12	(30,788)
Canadian Dollar	2,461,000	CSFB	2,373,792	8/16/12	(82,296)
Euro	114,000	RBC	140,931	6/14/12	(8,204)
Euro	143,000	UBS	176,782	6/14/12	(11,917)
Indian Rupee	104,670,403	JPM	1,851,648	7/12/12	(400,297)
Malaysian Ringgit	37,770	JPM	11,876	7/16/12	(370)
Mexican Peso	33,835,160	HSBC	2,361,959	6/15/12	(271,810)
Mexican Peso	90,569	JPM	6,322	6/15/12	(487)
Mexican Peso	100,451	UBS	7,012	6/15/12	(792)
Mexican Peso	34,026,180	JPM	2,360,151	8/15/12	(202,158)
New Taiwan Dollar	64,005,160	UBS	2,141,943	6/5/12	(33,180)
New Taiwan Dollar	64,005,160	BCLY	2,152,047	11/30/12	(19,828)
Norwegian Krone	7,469,000	UBS	1,220,531	6/28/12	(29,865)
Pound Sterling	71,000	UBS	109,363	6/12/12	(2,851)
Yuan Renminbi	2,119,040	BCLY	332,722	6/1/12	245
Yuan Renminbi	2,668,930	BNP	419,063	6/1/12	(811)
Yuan Renminbi	4,787,970	JPM	751,785	6/1/12	(4,644)
Yuan Renminbi	7,449,727	DUB	1,166,139	2/1/13	(11,445)
Yuan Renminbi	3,117,681	GSC	488,025	2/1/13	(8,975)
Yuan Renminbi	9,881,487	JPM	1,546,793	2/1/13	(15,355)
Yuan Renminbi	45,026,021	UBS	7,048,125	2/1/13	(94,895)
Yuan Renminbi	1,000,000	DUB	156,141	8/5/13	(3,502)
Yuan Renminbi	1,161,380	UBS	181,339	8/5/13	(2,569)

					(1,331,938)

Contracts to Sell:
Australian Dollar	23,498,000	BOA	22,763,689	6/28/12	546,327
Brazilian Real	4,568,591	BCLY	2,265,885	6/4/12	324,166
Brazilian Real	4,568,591	BCLY	2,240,296	8/2/12	96,340
Canadian Dollar	8,144,000	BCLY	7,865,119	6/21/12	356,618
Canadian Dollar	2,461,000	CSFB	2,373,792	8/16/12	53,948
Euro	12,777,000	BCLY	15,795,427	6/14/12	897,621
Euro	5,149,729	CSFB	6,369,801	8/16/12	310,428
Euro	2,050,000	JPM	2,535,685	8/16/12	124,661
Indian Rupee	20,806,410	DUB	368,071	7/12/12	12,929
Indian Rupee	56,166,100	HSBC	993,593	7/12/12	36,407
Indian Rupee	28,911,500	UBS	511,452	7/12/12	18,548
Japanese Yen	84,039,000	BCLY	1,073,528	6/7/12	(50,793)
Korean Won	32,762,100	UBS	27,678	7/12/12	1,382
Mexican Peso	34,026,180	JPM	2,375,293	6/15/12	201,862
New Taiwan Dollar	64,005,160	BCLY	2,141,943	6/5/12	16,747
Pound Sterling	1,827,000	UBS	2,814,177	6/12/12	65,208
Singapore Dollar	2,785	UBS	2,161	8/3/12	94
Yuan Renminbi	2,119,040	BCLY	332,722	6/1/12	2,055
Yuan Renminbi	2,668,930	BNP	419,063	6/1/12	2,589
Yuan Renminbi	4,787,970	JPM	751,785	6/1/12	6,285

					3,023,422

Net Unrealized Gain on Open Forward Foreign Currency Contracts					$1,691,484

International Fixed Income Investments

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Australian Dollar	3,019,000	DUB	$2,924,656	6/28/12	$(4,688)
Australian Dollar	6,768,000	HSBC	6,556,500	6/28/12	(16,953)
Australian Dollar	635,000	RBS	615,156	6/28/12	(6,112)
Brazilian Real	483,622	BCLY	239,862	6/4/12	(10,072)
Canadian Dollar	2,915,000	HSBC	2,815,179	6/21/12	(45,063)
Euro	97,000	DUB	119,915	6/14/12	(232)
Euro	1,387,000	HSBC	1,714,663	6/14/12	(10,542)
Indian Rupee	86,836,000	HSBC	1,536,152	7/12/12	(163,848)
Japanese Yen	400,000,000	BNP	5,109,536	6/4/12	41,568
Malaysian Ringgit	57,310	JPM	18,020	7/16/12	(562)
Mexican Peso	9,903,497	HSBC	691,342	6/15/12	(79,569)
Mexican Peso	9,903,497	JPM	686,934	8/15/12	(70,677)
New Taiwan Dollar	50,320,000	UBS	1,683,967	6/5/12	(26,085)
New Taiwan Dollar	50,320,000	BCLY	1,691,911	11/30/12	(15,588)
Pound Sterling	122,000	BCLY	187,920	6/12/12	(3,934)
Pound Sterling	90,000	BNP	138,629	6/12/12	(7,084)
Pound Sterling	296,000	UBS	455,937	6/12/12	(10,807)
Singapore Dollar	3,232,681	UBS	2,508,025	8/3/12	(108,959)
Yuan Renminbi	22,026,320	BCLY	3,458,473	6/1/12	(5,160)
Yuan Renminbi	52,778,410	HSBC	8,287,026	6/1/12	(48,377)
Yuan Renminbi	70,385,603	JPM	11,051,627	6/1/12	(96,632)
Yuan Renminbi	13,505,130	UBS	2,120,514	6/1/12	(13,099)
Yuan Renminbi	30,553,760	JPM	4,782,717	2/1/13	2,717
Yuan Renminbi	3,000,000	DUB	468,423	8/5/13	(10,505)
Yuan Renminbi	10,260,000	UBS	1,602,006	8/5/13	(22,698)
Yuan Renminbi	14,100,000	JPM	2,176,811	9/8/15	(119,606)

					(852,567)

Contracts to Sell:
Australian Dollar	35,926,000	BOA	34,803,315	6/28/12	835,277
Brazilian Real	483,622	BCLY	239,862	6/4/12	34,316
Brazilian Real	483,622	BCLY	237,153	8/2/12	10,198
Canadian Dollar	14,020,000	BCLY	13,539,902	6/21/12	613,922
Canadian Dollar	2,758,000	UBS	2,663,556	6/21/12	38,546
Euro	20,977,000	BCLY	25,932,588	6/14/12	1,280,853
Euro	20,976,000	GSC	25,931,352	6/14/12	1,215,788
Euro	22,089,000	JPM	27,307,286	6/14/12	1,413,160
Euro	20,977,000	UBS	25,932,588	6/14/12	1,225,075
Japanese Yen	2,749,603,000	BCLY	35,131,167	6/27/12	(934,039)
Japanese Yen	1,750,000,000	JPM	22,365,704	7/20/12	(490,704)
Japanese Yen	400,000,000	BNP	5,114,622	8/27/12	(42,130)
Mexican Peso	9,903,497	JPM	691,341	6/15/12	70,378
New Taiwan Dollar	50,320,000	BCLY	1,683,967	6/5/12	13,166
Norwegian Krone	6,902,000	UBS	1,127,876	6/28/12	27,598
Pound Sterling	44,000	BCLY	67,774	6/12/12	1,804
Pound Sterling	6,765,000	UBS	10,420,309	6/12/12	241,453
Yuan Renminbi	22,026,320	BCLY	3,458,472	6/1/12	(18,473)
Yuan Renminbi	52,778,410	HSBC	8,287,026	6/1/12	(37,026)
Yuan Renminbi	70,385,603	JPM	11,051,627	6/1/12	68,268
Yuan Renminbi	13,505,130	UBS	2,120,514	6/1/12	(10,514)
Yuan Renminbi	46,411,603	JPM	7,265,016	2/1/13	19,235
Yuan Renminbi	11,502,158	UBS	1,800,484	2/1/13	20,198

					5,596,349

Net Unrealized Gain on Open Forward Foreign Currency Contracts					$4,743,782

At May 31, 2012, Core Fixed Income Investments held the following OTC interest rate swap contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Market Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month Australian Bank Bill, AAA	5.500%	12/15/2017	BCLY	AUD	1,500,000	$150,743	$(7,490)	$158,233
Pay	6-Month Australian Bank Bill, AAA	5.500%	12/15/2017	DUB	AUD	1,000,000	100,496	(4,460)	104,956
Pay	BRL-CDI-Compounded	9.940%	1/2/2015	GSC	BRL	6,200,000	70,333	—	70,333
Pay	BRL-CDI-Compounded	10.135%	1/2/2015	HSBC	BRL	3,500,000	46,671	11,465	35,206
Pay	BRL-CDI-Compounded	9.930%	1/2/2015	UBS	BRL	9,200,000	103,411	7,136	96,275
Pay	BRL-CDI-Compounded	10.530%	1/2/2014	HSBC	BRL	4,500,000	65,596	1,915	63,681
Pay	BRL-CDI-Compounded	11.935%	1/2/2014	HSBC	BRL	2,100,000	62,185	6,189	55,996
Pay	BRL-CDI-Compounded	11.960%	1/2/2014	GSC	BRL	12,600,000	420,023	(32,965)	452,988
Pay	BRL-CDI-Compounded	11.990%	1/2/2014	BCLY	BRL	1,100,000	37,069	358	36,711
Pay	BRL-CDI-Compounded	12.120%	1/2/2014	HSBC	BRL	8,300,000	298,698	19,221	279,477
Pay	BRL-CDI-Compounded	12.510%	1/2/2014	BCLY	BRL	3,200,000	102,810	3,263	99,547
Pay	BRL-CDI-Compounded	12.555%	1/2/2014	HSBC	BRL	3,000,000	97,681	4,785	92,896
Pay	6-Month EUR-LIBOR, AA-	2.000%	3/21/2017	BCLY	EUR	2,200,000	114,022	(14,849)	128,871
Pay	Mexico Interbank TIIE, A-	7.500%	6/2/2021	UBS	MXN	43,300,000	256,835	135,498	121,337
Receive	3-Month USD-LIBOR, AA+	2.750%	2/17/2042	BCLY	USD	1,545,000	(135,023)	—	(135,023)
Receive	3-Month USD-LIBOR, AA+	2.911%	2/16/2027	BCLY	USD	1,685,000	(204,261)	—	(204,261)
Receive	3-Month USD-LIBOR, AA+	2.250%	6/20/2022	DUB	USD	3,600,000	(167,012)	(16,472)	(150,540)

							$1,420,277	$113,594	$1,306,683

At May 31, 2012, Core Fixed Income Investments held the following OTC credit default swap contracts:

Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at May 31, 2012 (3)	Currency	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Embarq Corp., BB	(1.425%)	3/20/2014	DUB	0.862%	USD	$600,000	$(8,270)	$—	$(8,270)
Embarq Corp., BB	(1.300%)	3/20/2014	DUB	0.862%	USD	200,000	(2,257)	1,445	(3,702)
Embarq Corp., BB	(1.270%)	3/20/2014	DUB	0.862%	USD	600,000	(6,410)	—	(6,410)
Embarq Corp., BB	(1.250%)	3/20/2014	DUB	0.862%	USD	1,200,000	(12,340)	—	(12,340)
Foster’s Finance Corp., BBB	(2.140%)	12/20/2014	BCLY	0.454%	USD	2,400,000	(113,603)	—	(113,603)
Goodrich Corp., BBB+	(0.510%)	9/20/2016	DUB	0.270%	USD	300,000	(3,383)	—	(3,383)
HSBC Finance Corp., A	(0.165%)	12/20/2013	BNP	1.307%	USD	300,000	5,197	—	5,197
Race Point CLO, B+	(4.030%)	4/15/2020	BOA	0.148%	USD	1,100,000	320,315	8,250	312,065
Race Point CLO, BB+	(1.950%)	4/15/2020	BOA	0.101%	USD	800,000	187,080	2,800	184,280
Saratoga CLO I Ltd., BB+	(1.880%)	12/15/2019	BOA	0.075%	USD	1,000,000	265,678	7,500	258,178

							$632,007	$19,995	$612,012
Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (2)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at May 31, 2012 (3)	Currency	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial Inc., B+	3.570%	9/20/2017	BOA	4.435%	USD	$2,800,000	$(83,151)	$—	$(83,151)

							$(83,151)	$—	$(83,151)

Centrally Cleared—Credit Default Swaps on Credit Indices—Buy Protection (1)

Refenrece Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX HY14 5 Year Index, B-	(5.000%)	6/20/2015	BCLY	USD	$5,044,000	$(13,311)	$75,660	$(88,971)
Dow Jones CDX HY15 5 Year Index, B-	(5.000%)	12/20/2015	BCLY	USD	3,880,000	37,655	174,600	(136,945)
Dow Jones CDX IG10 10 Year Index, BAA+	(1.500%)	6/20/2018	CSFB	USD	1,161,600	1,284	10,471	(9,187)
Dow Jones CDX IG12 5 Year Index, BAA+	(1.000%)	6/20/2014	BCLY	USD	3,600,960	(28,510)	(4,841)	(23,669)
Dow Jones CDX IG9 10 Year Index, BAA+	(0.800%)	12/20/2017	BCLY	USD	4,743,200	199,302	211,280	(11,978)

						$196,420	$467,170	$(270,750)

At May 31, 2012, International Fixed Income Investments held the following OTC interest rate swap contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Market Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month Australian Bank Bill, AAA	4.250%	03/15/2023	BCLY	AUD	700,000	$16,278	$2,341	$13,937
Pay	6-Month Australian Bank Bill, AAA	4.250%	03/15/2023	BOA	AUD	3,100,000	72,090	11,847	60,243
Pay	6-Month Australian Bank Bill, AAA	4.250%	03/15/2023	DUB	AUD	6,200,000	144,180	64,795	79,385
Pay	BRL-CDI-Compounded	10.450%	01/02/2013	HSBC	BRL	10,700,000	67,702	(7,432)	75,134
Pay	BRL-CDI-Compounded	11.910%	01/02/2013	BCLY	BRL	8,900,000	189,340	40,775	148,565
Pay	BRL-CDI-Compounded	11.935%	01/02/2014	HSBC	BRL	8,200,000	242,817	5,340	237,477
Pay	6-Month GBP-LIBOR, AA-	2.500%	09/19/2022	GSC	GBP	3,500,000	213,578	(9,598)	223,176
Receive	6-Month GBP-LIBOR, AA-	3.500%	09/19/2042	HSBC	GBP	1,700,000	(345,650)	(62,768)	(282,882)
Pay	6-Month JPY-LIBOR, AA-	1.043%	12/20/2015	GSC	JPY	870,000,000	504,873	126,714	378,159
Pay	6-Month JPY-LIBOR, AA-	1.500%	12/21/2021	RBS	JPY	410,000,000	367,386	110,980	256,406
Pay	3-Month SEK-STIBOR-SIDE, AAA	4.500%	03/18/2014	GSC	SEK	1,000,000	7,128	(1,040)	8,168
Receive	3-Month USD-LIBOR, AA+	1.500%	06/20/2017	JPM	USD	1,600,000	(37,776)	(18,700)	(19,076)
Receive	3-Month USD-LIBOR, AA+	2.000%	06/20/2019	GSC	USD	1,600,000	(67,982)	(28,706)	(39,276)

							$1,373,964	$234,548	$1,139,416

Centrally Cleared- Interest Rate Swaps Contracts

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Market Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	6-Month EUR-LIBOR, AA-	2.000%	06/15/2012	CSFB	EUR	19,400,000	$63,798	$61,814	$1,984

							$63,798	$61,814	$1,984

At May 31, 2012, International Fixed Investments held the following OTC credit default swap contracts:

Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at May 31, 2012 (3)	Currency	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American General Finance Corp., CCC	(1.830%)	12/20/2017	RBS	11.404%	USD	$1,000,000	$309,261	$—	$309,261
Brazilian Government International, BBB	(1.000%)	9/20/2016	DUB	1.604%	USD	5,000,000	108,844	51,002	57,842
Brazilian Government International, BBB	(1.000%)	9/20/2016	HSBC	1.604%	USD	1,800,000	39,184	24,469	14,715
First Energy, BBB-	(0.940%)	6/20/2017	RBS	1.575%	USD	1,000,000	28,498	—	28,498
HSBC Financial Corp., Ltd., A	(0.500%)	6/20/2012	BSN	1.056%	USD	200,000	(141)	—	(141)
Limited Brands Inc., BB-	(3.550%)	9/20/2017	GSC	2.591%	USD	500,000	(26,773)	—	(26,773)
Macy’s Retail Holdings Inc., BBB	(5.000%)	9/20/2014	BNP	0.675%	USD	650,000	(71,219)	(67,377)	(3,842)
Marsh & McLennan Cos., Inc., BBB-	(0.670%)	9/20/2014	DUB	0.379%	USD	1,000,000	(8,072)	—	(8,072)
Pearson Dollar Finance PLC, BBB+	(1.000%)	6/20/2014	BNP	0.184%	USD	1,000,000	(18,869)	(13,718)	(5,151)
Starwood Hotels & Resorts World, BBB-	(1.490%)	6/20/2018	BOA	1.740%	USD	1,000,000	10,935	—	10,935
Tate & Lyle International Finance PLC, BBB	(0.510%)	12/20/2014	DUB	0.470%	USD	100,000	(206)	—	(206)
UST Inc., BBB	(0.720%)	3/20/2018	GSC	0.363%	USD	500,000	(10,213)	—	(10,213)

							$361,229	$(5,624)	$366,853

Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (2)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at May 31, 2012 (3)	Currency	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond, AAA	1.000%	3/20/2015	DUB	0.556%	USD	$300,000	$4,304	$4,304	$—
Australia Government Bond, AAA	1.000%	9/20/2015	UBS	0.616%	USD	400,000	5,838	9,263	(3,425)
Australia Government Bond, AAA	1.000%	3/20/2016	DUB	0.684%	USD	300,000	4,152	6,749	(2,597)
Banque Centrale de Tunisie SA, BB	1.000%	3/20/2016	BCLY	2.631%	USD	1,200,000	(67,915)	(46,659)	(21,256)
Banque Centrale de Tunisie SA, BB	1.000%	12/20/2016	HSBC	2.734%	USD	500,000	(35,663)	(35,206)	(457)
BP Capital Markets America Inc., A	1.000%	6/20/2012	BCLY	0.247%	EUR	300,000	907	(32,916)	33,823
Brazilian Government International, BBB	1.000%	12/20/2012	BNP	0.604%	USD	200,000	911	245	666
Brazilian Government International, BBB	1.000%	6/20/2021	DUB	2.064%	USD	900,000	(71,634)	(36,149)	(35,485)
Bundesrepublik Deutschland, AAA	0.250%	6/20/2016	HSBC	0.770%	USD	300,000	(6,062)	(4,964)	(1,098)
China Government International Bond, AA-	1.000%	3/20/2015	BCLY	0.951%	USD	900,000	3,004	10,214	(7,210)
China Government International Bond, AA-	1.000%	12/20/2016	DUB	1.243%	USD	300,000	(2,583)	(7,753)	5,170
Emirate of Abu Dhabi, AA	1.000%	12/20/2014	BCLY	0.975%	USD	800,000	2,114	(20,483)	22,597
Gazprom OAO Via Gazprom International, BBB+	1.000%	12/20/2012	HSBC	1.170%	USD	100,000	108	(1,177)	1,285
Japan Government 20 Year Bond, AA-	1.000%	3/20/2015	DUB	0.602%	USD	1,500,000	19,665	11,496	8,169
Japan Government 20 Year Bond, AA-	1.000%	3/20/2016	BCLY	0.797%	USD	200,000	1,923	2,676	(753)
Japan Government 20 Year Bond, AA-	1.000%	3/20/2016	GSC	0.797%	USD	4,300,000	41,348	(46,371)	87,719
Japan Government 20 Year Bond, AA-	1.000%	3/20/2016	RBS	0.797%	USD	6,600,000	63,466	15,542	47,924
Lloyds TSB Bank PLC, A	1.000%	6/20/2013	DUB	2.002%	EUR	600,000	(6,279)	(9,100)	2,821
Mexico Government International, BBB	1.000%	12/20/2012	JPM	0.427%	USD	700,000	3,938	1,718	2,220
Mexico Government International, BBB	1.000%	12/20/2012	GSC	0.427%	USD	300,000	1,687	773	914
Petrobras International Financ, BBB	1.000%	12/20/2012	HSBC	0.744%	USD	400,000	1,386	(237)	1,623
Petroleo Brasileiro SA, BBB	1.000%	9/20/2012	DUB	0.678%	USD	1,000,000	3,029	(12,405)	15,434
Russian Foreign Bond—Eurobond, BBB	1.000%	12/20/2016	HSBC	2.577%	USD	100,000	(6,538)	(6,907)	369
U.S. Treasury Notes, AA+	0.250%	9/20/2012	UBS	0.203%	EUR	600,000	484	(5,778)	6,262
U.S. Treasury Notes, AA+	0.250%	9/20/2012	SOG	0.203%	EUR	200,000	161	(1,640)	1,801
U.S. Treasury Notes, AA+	0.250%	6/20/2016	BNP	0.453%	EUR	700,000	(6,552)	(7,057)	505

							$(44,801)	$(211,822)	$167,021

Credit Default Swaps on Credit Indices—Sell Protection (2)

Refenrece Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX EM14 Index, BA+	5.000%	12/20/2015	GSC	USD	2,000,000	$148,493	$271,000	$(122,507)
Dow Jones CDX EM16 Index, BA+	5.000%	12/20/2016	BCLY	USD	800,000	66,267	74,000	(7,733)

						$214,760	$345,000	$(130,240)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Counterparty Abbreviations:		Currency Abbreviation:
BCLY	Barclays Bank PLC	AUD	Australian Dollar
BNP	BNP Paribas Bank	BRL	Brazilian real
BOA	Bank of America	EUR	Euro Dollar
BSN	Bank of Nova Scotia	GBP	British Pound
SFB	Credit Suisse Securities (USA) LLC	JPY	Japanese Yen
DUB	Deutsche Bank AG	MXN	Mexican Peso
GSC	Goldman Sachs & Co.	SEK	Swedish Krona
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland PLC
SCB	Standard Chartered Bank
SOG	Société Générale
SSB	State Street Corp.
UBS	UBS Securities LLC

At May 31, 2012, Core Fixed Income Investments and International Fixed Income Investments had collateral held by brokers in the net amount of $3,975,000 and $6,780,000, respectively, for the open swaps contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective, as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Consulting Group Capital Markets Funds

By	/s/ James F. Walker
James F. Walker
Chief Executive Officer

Date July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Walker
James F. Walker
Chief Executive Officer

Date: July 30, 2012

By:	/s/ Marc Gordon
Marc Gordon
Chief Financial Officer

Date: July 30, 2012